                             AMSOUTH MUTUAL FUNDS
                             ====================


                        [LOGO OF AMSOUTH APPEARS HERE]
                                 AMSOUTH BANK
                              Investment Advisor


               ------------------------------------------------


                                  SEMI-ANNUAL
                                    REPORT
                               JANUARY 31, 1998


               ------------------------------------------------


                  [LOGO OF AMSOUTH MUTUAL FUNDS APPEARS HERE]
                       BISYS Fund Services, Distributor

                               Not FDIC Insured

                               TABLE OF CONTENTS


                MESSAGE FROM THE CHAIRMAN AND INVESTMENT ADVISOR
                                     PAGE 1


                      STATEMENTS OF ASSETS AND LIABILITIES
                                    PAGE 25


                            STATEMENTS OF OPERATIONS
                                    PAGE 28


                      STATEMENTS OF CHANGES IN NET ASSETS
                                    PAGE 31


                       SCHEDULES OF PORTFOLIO INVESTMENTS
                                    PAGE 36


                         NOTES TO FINANCIAL STATEMENTS
                                    PAGE 70


                              FINANCIAL HIGHLIGHTS
                                    PAGE 81


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        THE AMSOUTH MUTUAL FUNDS, LIKE ALL MUTUAL FUNDS, ARE NOT FDIC
      INSURED OR INSURED BY ANY OTHER AGENCY AND ARE NOT OBLIGATIONS OR
      DEPOSITS OF, OR ENDORSED OR GUARANTEED BY, AMSOUTH BANK OR ANY OF
   ITS AFFILIATES. INVESTMENT PRODUCTS INVOLVE INVESTMENT RISK, INCLUDING
                       THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

MESSAGE FROM THE CHAIRMAN AND INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to send you this semi-annual report for the AmSouth Mutual Funds. Despite the unfolding of the extraordinary economic crisis in Southeast Asia and some unsettling volatility in our domestic markets, stocks and bonds generally rose higher during the six months ended January 31, 1998. Each of the equity and fixed-income portfolios in our fund family produced positive total returns for the period (before adjusting for sales charges). We were particularly gratified to learn that our Equity Fund was rewarded with a overall 4-Star Morningstar performance rating for the 5-year period ended January 31, 1998.* The fund was rated among 1315 Domestic Equity Funds.

POSITIVE CHANGES FOR SHAREHOLDERS
The last six months were an exciting time for AmSouth, as we continued to make additions to our fund family and expanded the share-class offerings available to shareholders.

In August, we launched the AmSouth Capital Growth Fund, subadvised by Peachtree Asset Management, a division of Smith Barney. The Fund was the third new portfolio opened to retail customers in 1997, following the introduction of our Equity Income Fund (March) and Municipal Bond Fund (July). And as we write to you in March 1998, we have just introduced the AmSouth Small Cap Fund--which is subadvised by Sawgrass Asset Management, LLC. The Fund's manager, Dean McQuiddy, has more than 15 years of investment experience, specializing in the type of small-cap stocks that comprise the Fund's portfolio.

A word about our retaining subadvisors, or outside portfolio managers, to make the day-to-day buying and selling decisions for our Capital Growth, Equity Income and Small Cap funds. Over the years, AmSouth's own portfolio managers have delivered strong, long-term returns, and we anticipate this performance will continue in the years to come. At the same time, we are delighted to take advantage of opportunities to attract additional investment expertise to our fund family, for the direct potential benefit of our shareholders.

ALL EYES WERE ON THE FAR EAST
The single, most significant factor that drove the markets, both up and down, during the six-month period that ended January 31 can be summed up in one word: Asia.

When we last wrote to you, few, if any, economists or investment managers had any inkling of the impending crisis that was about to sweep across the Far East--threatening the financial well-being of Thailand, Indonesia, South Korea, Malaysia and even Japan, the world's second largest economy. But in just the last six months, a maelstrom of currency shocks, bankruptcies and plunging stock market values has produced great distress and economic upheaval for many of the countries once known as the "Asian tigers."

And what does the de-clawing of these once-potent economies mean for the U.S. and our own markets? Truthfully, we do not believe that the impact of the fallout from Asia has been fully understood at this point. Any number of potentially dangerous circumstances could be lurking in the shadow of economic uncertainty.

At the same time, we don't believe that our economic expansion, which is approaching its eighth year, is in danger of being knocked completely off track. For despite the probable slowdown in Gross Domestic Product growth, new jobs are being created at an impressive rate, inflation remains tame, and worker productivity seems to be maintaining the robust growth it enjoyed in each of the past two years.

Also, the slowdown in the Far East seems to have persuaded the Federal Reserve Board not to raise short-term interest rates, at least for the time being. Lower rates generally benefit both stock and bond prices.

THE STOCK MARKET: AN IMPRESSIVE RECOVERY
After roaring to an all-time high of 8259 on August 6, 1997, the Dow Jones Industrial Average embarked on a slow retreat, and finally plummeted a record 554 points on October 27. But just as pundits were sounding the alarm for a prolonged decline, the market clawed its way back up, with the Dow ending 1997 with a 22% gain--marking the first time in history that the blue-chip average rose more than 20% for three consecutive years.

And as we write this letter in early March, many of the major market averages have recently set new highs.

However, a note of caution is prudent. Market valuations are at stratospheric levels, and we believe that corporate profits will moderate their growth in the year to come. Also, the turmoil in Asia could still impact the stock market more adversely than has been predicted. All in all, we expect that our long-term value approach, which served our shareholders well last year, could continue to provide relatively decent returns in an uncertain environment.

THE BOND MARKET: FEASTING ON LOWER RATES
Long the underperforming cousin of stocks, bonds regained their luster during the period, rising on an updraft provided by sharply declining, long-term interest rates. The bond market, especially longer term U.S. Treasury issues, benefited from a "flight to quality" on the part of many investors around the world, who sought a safe haven when the Asian crisis roiled international markets.

As interest rates fell during the latter part of the period, we shortened the maturity structure of our bond portfolios. Unlike earlier in the year, when the yield curve was much steeper, fixed-income investors were no longer picking up much additional yield by extending maturities. Starting a new six-month period, we began February 1998 with our bond portfolios holding average maturities that were very close to their respective market targets.

In the pages that follow this letter, you will find the Schedules of Portfolio Investments for the AmSouth Mutual Funds, along with a report for each Fund. We encourage you to review this material, so that you may fully understand how your investment is being managed. As always, we appreciate your continued support and look forward to meeting your investment needs in the months and years to come.


Sincerely,



/s/ George Landreth


George Landreth                      AmSouth Bank
Chairman                             Investment Advisor
AmSouth Mutual Funds


For more complete information on any of the AmSouth Mutual Funds, including charges and expenses, call 1-800-451-8382 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services.

* The AmSouth Equity Fund's Classic shares received a 4-star rating based on the Fund's overall performance for the 3- and 5-year periods ending January 31, 1998. The Fund was ranked 4 stars among 1,315 Domestic Equity Funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of January 31, 1998. The ratings are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5- and 10 year average annual total returns (if available) with fee adjustments in excess of 90-day Treasury bill returns and a risk factor that reflects fund performance below 90-day Treasury bill returns. Ten percent of the funds in an investment category receive 5 stars, and 22.5% receive 4 stars. Past performance is not predictive of future results.

THE AMSOUTH REGIONAL EQUITY FUND+

Pedro Verdu, CFA, manages the AmSouth Regional Equity Fund. Mr. Verdu has more than 27 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

INVESTING IN THE "RIGHT' SOUTHEAST
For the six months ended January 31, 1998, the AmSouth Regional Equity Fund produced a total return of 0.96% (Classic Shares without the sales charge)./1/ In comparison, the S&P 500 Index rose 3.56%, while the Lipper Capital Appreciation Index moved up 1.49%./2/

One factor that helped fund performance was that we were invested in the right Southeast, and not the wrong Southeast. In other words, we focused on investments in the southeastern portion of the United States, not in Southeast Asia. Few of the companies in our region had exposure to the effects of the crisis in the Far East.

On the downside, we had a couple of individual stocks who were hit pretty hard, especially during the month of January. MedPartners (2.0% of net assets), for example, called off a merger, which hurt its stock price. In addition, a couple of brokerage firms pulled their buy recommendations for Vesta Insurance Group (2.4%), which was hurt by downgrading. However, we're still very positive about the long-term prospects for both companies; in fact, we added to our position in MedPartners when the stock became cheaper.*

FINANCIAL STOCKS CONTINUED TO SURGE
We had an overweighting in the financial services sector, and our holdings in this group continued to do well during the period. Two stocks that did particularly well were Deposit Guaranty Corp. (2.8%) and First Commerce Corp. (2.4%). Both banks are in the process of being acquired--Deposit Guaranty by First American Corp. and First Commerce by Banc One--which drove up their respective prices substantially. However, as stocks have risen to levels where we no longer think they are compelling, we have begun to take some profits in the financial sector.*

As of January 31, 1998, the Fund's top five holdings were Healthsouth Corp. (6.1%), Health Management Associates (3.7%), Flowers Industries, Inc. (3.4%), Cracker Barrel Old Country Store (3.1%), and BellSouth Corp. (2.9%).*

THE REGION SHOULD RESUME ITS ROBUST GROWTH
While the Southeast continued to grow faster than the United States as a whole last year, 1997 was something of a "breathe," following a 1996 that was overheated by Georgia's hosting of the Summer Olympics. In 1998, we expect to return to a more normal "spread"--that is, the Southeast economy could grow 1.5% to 2.0% faster than the national economy. Part of the reason will be the Southeast's relative insulation from the effects of the problems in Asia. The Southeast is a particularly vigorous region, engaged in a myriad of businesses including banking, insurance, tourism, real estate, heavy industry, research, agriculture and natural resources. In the past, this diversity has protected the region as a whole from any long-term downturn. We expect this trend to continue in the near future, and we believe the Fund offers investors the opportunity to add valuable diversification to the equity portion of their portfolios.

+ There may be additional risks associated with investing in companies in one geographic location.
/1/ The Fund's Classic Shares total return with a maximum 4.50% sales charge was
    (3.59%) for the six-month period.
/2/ The Lipper Capital Appreciation Index is comprised of managed funds that aim at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The index may reflect large cash positions.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH REGIONAL EQUITY FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

----------------------------------------------------------------------------------------------------------------
            AmSouth Regional        AmSouth Regional         S&P 500       AmSouth Regional      Lipper Capital
            Equity Fund             Equity Fund              Stock         Equity Fund           Appreciation
            (Premier Shares)        (Classic Shares)*        Index         (B Shares)**          Index
----------------------------------------------------------------------------------------------------------------
12/88                10,000                   9,551           10,000                 9,500              10,000
7/89                 11,779                  11,250           12,980                11,620              12,919
7/90                 12,888                  12,309           13,822                12,488              13,328
7/91                 14,501                  13,850           15,577                14,201              14,988
7/92                 17,497                  16,712           17,555                17,197              16,592
7/93                 20,214                  19,307           19,084                20,014              19,096
7/94                 21,199                  20,249           20,069                21,100              19,796
7/95                 24,401                  23,306           25,307                24,401              25,244
7/96                 27,598                  26,360           29,378                27,598              27,377
7/97                 38,367                  36,646           44,689                38,367              36,419
1/98                 38,768                  37,010           46,280                38,628              36,962

----------------------------------------------------------------------------
Average Annual Total Return
----------------------------------------------------------------------------
                                                                    Since
As of                           1               5                 Inception
January 31, 1998              Year            Year                (12/1/88)
----------------------------------------------------------------------------
Classic*                     12.69%          13.21%                 15.32%
----------------------------------------------------------------------------
Premier                      18.08%          14.28%                 15.91%
----------------------------------------------------------------------------
B Shares**                   12.65%          13.96%                 15.87%
----------------------------------------------------------------------------

*  Reflects 4.50% sales charge.
** Reflects Contingent Deferred Sales Charge.


On September 2, 1997 the Shareholders of the Fund exchanged their Shares for either the Fund's Classic Shares or Premier Shares, and the Fund commenced offering Class B Shares.

The performance of the AmSouth Regional Equity Fund is measured against the S&P 500 Index and the Lipper Capital Appreciation Index. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Capital Appreciation Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH EQUITY FUND

Pedro Verdu, CFA, manages the AmSouth Equity Fund. Mr. Verdu has more than 27 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

A RETURN TO VOLATILITY
For the six months ended January 31, 1998, the AmSouth Equity Fund produced a total return of 2.65% (Classic Shares without the sales charge)./1/ In comparison, the S&P 500 Index rose 3.56%, while the Lipper Capital Appreciation Index gained 1.49%.

Despite the common perception that the period was remarkably volatile for equities--highlighted by the 554-point drop in the Dow Jones Industrial Average on October 27--these last six months (and 1997 as a whole) merely marked a return to historically normal levels of volatility in the stock market. For the last few years, investors have been rewarded with extraordinary returns, and most of the market's volatility, if one could call it that, has been defined by continued thrusts upward. If anything, the events surrounding the October 27 plunge, and the effects of the crisis in Asia, have simply reminded investors that buying stocks entails a certain degree of risk.

RETAIL AND UTILITY STOCKS WERE BIG WINNERS
Our exposure to the retail sector helped boost the Fund's returns, as did our utility holdings. On the retail side, such household names as Wal-Mart (3.0% of net assets), the Gap (2.3%) and Dayton Hudson (2.6%) did well. These retailers profited from the fact that their exposure was entirely domestic; they didn't depend on foreign operations for income. In fact, an argument could be made that the retail sector could be a beneficiary of the turmoil in Asia--because much of the apparel that is sold in the United States is made in the Far East, where costs have fallen for American manufacturers.*

Utilities benefited from the sharp decline in interest rates in the latter part of 1997. Also, after three years of avoiding telephone stocks, the market decided that the industry was going to do well, at least on a short-term basis. Some of our best-performing utilities included AT&T (2.7%), Bell Atlantic (1.9%) and BellSouth (2.3%).*

As of January 31, 1998, the Fund's top five holdings were Wal-Mart Stores, Inc. (3.0%), Ford Motor Co. (3.0%), St. Paul Companies, Inc. (2.8%), Sun Company, Inc. (2.8%) and AT&T Corp. (2.7%).*

LITTLE MARGIN FOR ERROR
As we move into 1998, we believe it's wise to take some profits from our financial services winners and rotate into other sectors, such as consumer nondurables and consumer services. In this latter group, we're keen on Circus Circus (1.1%), the hotel and casino operator, and newspaper publishers Dow Jones (1.2%) and Gannett (2.3%).*

Overall, our view on the market hasn't changed much since our last report six months ago. The downturn we saw in the fall was indicative of the fact that there is not a great deal of tolerance in the market for any kind of bad news. Valuation levels remain very high by historical standards. When valuations are cheap, the market can absorb a certain amount of bad news. But when the market is fully valued or overvalued, investors have the tendency to sell first and ask questions later.

/1/ The Fund's Classic Shares total return with a maximum 4.50% sales charge was
    (1.97%) for the six-month period.
/2/ The Lipper Capital Appreciation Index is comprised of managed funds that aim at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The index may reflect large cash positions.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH EQUITY FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

----------------------------------------------------------------------------------------------------------------
            AmSouth                 AmSouth                  AmSouth              S&P 500       Lipper Capital
            Equity Fund             Equity Fund              Equity Fund          Stock         Appreciation
            (Premier Shares)        (Classic Shares)*        (B Shares)**         Index         Index
----------------------------------------------------------------------------------------------------------------
12/88                10,000                   9,551                    9,500       10,000              10,000
7/89                 12,406                  11,849                   11,906       12,980              12,919
7/90                 12,611                  12,046                   12,211       13,822              13,328
7/91                 13,679                  13,065                   13,379       15,577              14,988
7/92                 15,499                  14,757                   15,149       17,555              16,592
7/93                 17,582                  16,794                   17,382       19,084              19,096
7/94                 18,972                  18,121                   18,872       20,069              19,796
7/95                 22,628                  21,613                   22,628       25,307              25,244
7/96                 25,137                  24,010                   25,137       29,378              27,377
7/97                 35,783                  34,178                   35,783       44,689              36,419
1/98                 36,735                  35,082                   36,648       46,280              36,962

----------------------------------------------------------------------------
Average Annual Total Return
----------------------------------------------------------------------------
                                                                    Since
As of                           1               5                 Inception
January 31, 1998              Year            Year                (12/1/88)
----------------------------------------------------------------------------
Classic*                     22.06%          16.69%                 14.66%
----------------------------------------------------------------------------
Premier                      27.84%          17.77%                 15.24%
----------------------------------------------------------------------------
B Shares**                   22.53%          17.51%                 15.21%
----------------------------------------------------------------------------

*  Reflects 4.50% sales charge.
** Reflects Contingent Deferred Sales Charge.



On September 2, 1997 the Shareholders of the Fund exchanged their Shares for either the Fund's Classic Shares or Premier Shares, and the Fund commenced offering Class B Shares.

The performance of the AmSouth Equity Fund is measured against the S&P 500 Index and the Lipper Equity Income Fund Index. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Equity Income Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH EQUITY INCOME FUND

The AmSouth Equity Income Fund is subadvised by Rockhaven Asset Management and managed by Christopher Wiles, CFA. President and chief investment officer of Rockhaven, Mr. Wiles has more than 13 years of investment management experience. He holds an MBA and a bachelor's degree in finance.

ATTRACTIVE RETURNS DURING AN UGLY DOWNTURN
For the six months ended January 31, 1998, the AmSouth Equity Income Fund produced a total return of 2.89% (Classic Shares without the sales charge)./1/ In comparison, the S&P 500 Index rose 3.56%, and the Lipper Equity Income Fund Index gained 4.18%./2/

We saw a lot of volatility in the stock market during the period. After being down a bit, stocks had a nice rally in September, but then were battered in late October by concerns related to the problems in Asia. We did very well during the sell-off, which speaks well for our style. The Fund has the potential to outperform its benchmark, especially during market downturns; this can help reduce some of the volatility equity investors must endure from time to time. One factor that impacted us negatively during the fourth quarter of 1997, relative to our peer group, was the fact that we had a full market weighting in technology. Approximately 16% of the portfolio was invested in technology, while our peers in the equity income universe have, on average, just 4% of assets invested in technology issues. With the Asian crisis prompting fears of slower growth in this sector, technology took it on the chin in the fourth quarter. However, technology stocks made a comeback in the final weeks of January, which helped us.

OUTSTANDING PERFORMANCE FROM UTILITIES AND HEALTH CARE
The best-performing stock we had during the period was U.S. West (1.77% of net assets)--one of our telecommunications holdings in the utility sector--which was up more than 30%. Three factors helped the stock: a fall in interest rates; a change in legislation that is making it much easier for the "Baby Bells," such as U.S. West, to get into the long-distance business; and the fact that U.S. West was the cheapest and highest yielding of all of the Baby Bells as the period began. Along with utilities, our health-care holdings were productive. The stocks in this group had stable earnings that continue to grow, and an ongoing consolidation within the industry is boosting stock prices. American Home Products (2.3%) is one health-care stock that did very well during the period.*

As of January 31, 1998, the Fund's top five holdings were Microsoft Convertible Preferred (3.7%), Sears (2.7%), Banc One (2.9%), Nationsbank ACES Convertible Preferred (2.7%) and Pharmacia & Upjohn (2.7%).*

A SLOWDOWN IS LIKELY
We don't profess to know what's going to happen in the stock market. At the same time, we believe that the main concern in the months to come is the continuing turmoil in Asia. This is clearly a serious economic problem, much more significant than the crisis in Mexico of several years ago. The real key over the next six to 12 months will be whether China and Hong Kong can maintain the stability of their currency. Even if Hong Kong remains relatively healthy, we still don't really know the full impact the devaluation of other Asian currencies is going to have on the competitiveness and earnings growth of American companies. We agree with the consensus that we may see slower earnings growth in 1998.

/1The/Fund's Classic Shares total return with a maximum 4.50% sales charge was
  (1.72%) for the six-month period.
/2The/Lipper Equity Income Fund Index is comprised of managed funds that seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH EQUITY INCOME FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

----------------------------------------------------------------------------------------------------------------
            AmSouth Equity          AmSouth Equity           AmSouth Equity       S&P 500       Lipper Equity
            Income Fund             Income Fund              Income Fund          Stock         Income Fund
            (Premier Shares)        (Classic Shares)*        (B Shares)**         Index         Index
----------------------------------------------------------------------------------------------------------------
3/20/97              10,000                   9,551                  9,500         10,000              10,000
3/97                  9,832                   9,390                  9,340          9,574               9,676
6/97                 11,090                  10,592                 10,590         11,192              10,935
9/97                 11,948                  11,409                 11,421         12,108              11,786
12/97                11,999                  11,451                 11,449         14,214              12,204
1/98                 12,134                  11,578                 11,576         14,372              12,079

----------------------------------------------------------------------
Average Annual Total Return
----------------------------------------------------------------------
                                                            Since
As of                                                     Inception
January 31, 1998                         YTD              (3/20/97)
----------------------------------------------------------------------
Classic*                                -3.46%              15.78%
----------------------------------------------------------------------
Premier                                  1.13%              21.34%
----------------------------------------------------------------------
B Shares**                              -3.94%              15.76%
----------------------------------------------------------------------

*  Reflects 4.50% sales charge.
** Reflects Contingent Deferred Sales Charge.




On September 2, 1997 the Shareholders of the Fund exchanged their Shares for either the Fund's Classic Shares or Premier Shares, and the Fund commenced offering Class B Shares.

The performance of the AmSouth Equity Income Fund is measured against the S&P 500 Index and the Lipper Equity Income Fund Index. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Equity Income Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH CAPITAL GROWTH FUND

The AmSouth Capital Growth Fund is subadvised by Peachtree Asset Management and managed by Dennis Johnson, CFA. Mr. Johnson has 17 years of investment experience as a portfolio manager. He holds a master's of science degree in finance and a bachelor's degree in economics.

A POSITIVE BEGINNING
The AmSouth Capital Growth Fund was opened to investors on August 4, 1997. For the period ended January 31, 1998, which represents just less than six months of performance, the Fund produced a total return of 1.40% (Classic Shares without the sales charge)./1/ In comparison, the S&P 500 Index rose 3.56%. Despite a sharp drop in the stock market during the fourth quarter of 1997, we produced a positive return by avoiding many of the market's "casualties," and by remaining fully invested. When the market recovered from its earlier decline, the fact that we were fully invested enabled the Fund to regain its forward momentum.*

A FUND FOR INVESTORS SEEKING GROWTH
We're large-cap managers. We invest in stocks with market capitalizations of $1 billion and upwards; the portfolio's dollar-weighted average capitalization is $34 billion. We're also growth managers. We assume some level of risk to provide that growth, but we seek to be compensated for that risk with above-average returns. This Fund could be appropriate for investors who are looking for growth in principal, and who are willing to assume some volatility in return for the potential of strong performance.

ASIA CONTINUES TO HAVE AN IMPACT
When the financial markets began to unravel last fall as a result of the crisis in Asia, we looked at the companies in our portfolio very closely. We found that those companies having exposure to Asia were handling the situation adequately. They also had access to markets outside the Far East that were doing very well, and we felt their overall potential could more than compensate for the risk to earnings that was coming from Asia.

Since then, these companies have reported their most recent earnings, and on balance, the numbers came in just where we thought they would. Still, it will take some time before the questions surrounding Asia are resolved.

OUR WEIGHTINGS REFLECT OUR STOCK SELECTION
We're bottom-up managers. We pick stocks; we don't try to time the broader market or even individual sectors. Any sector weightings we have, either overweightings or underweightings, are purely a product of that bottom-up approach. That said, the areas that remain attractive to us include the financial sector, consumer cyclicals, capital goods and technology. We like certain sub-sectors of the technology arena, such as software and computer services. At this point, we're not particularly fond of companies that make computer hardware.

As of January 31, 1998, the Fund's top five holdings were Procter & Gamble Co. (2.9% of net assets), American Express (2.8%), Paging Network, Inc. (2.7%), Computer Assoc. Int'l., Inc.(2.6%) and Compaq Computer Corp. (2.6%).

WE EXPECT AN ACCEPTABLE YEAR FOR STOCKS
Coming into 1998, we felt this would be a decent year for stocks, so we're not surprised that the market has continued to move higher. However, we do have to admit to being somewhat amazed that stocks have risen as sharply as they have to date. (As of the middle of March, many of the major market indices had set new highs.) While we would be surprised if the market continued to rise at its recent pace, and we anticipate that volatility will remain a constant, we believe equity investors will be rewarded with positive returns for the year as a whole.

/1/ The Fund's Classic Shares total return with a maximum 4.50% sales charge was
    (4.15%) for the year to date.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH CAPITAL GROWTH FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

-------------------------------------------------------------------------------------------
              AmSouth Capital       AmSouth Capital   AmSouth Capital
              Growth Fund           Growth Fund       Growth Fund            S&P 500
              (Classic Shares)*     (Premier Shares)  (B Shares)**           Stock Index
-------------------------------------------------------------------------------------------
  8/4/97                9,550          10,000                  9,500             10,000
 8/31/97                9,120           9,550                  9,073              9,440
 9/30/97                9,598          10,050                  9,540              9,957
10/31/97                9,187           9,620                  9,120              9,625
11/30/97                9,435           9,890                  9,367             10,070
12/31/97                9,646          10,110                  9,570             10,243
 1/31/98                9,684          10,150                  9,610             10,356

Average Annual Total Return
--------------------------------------------------------------------------------
                                                                     Since
As of                                                              Inception
January 31, 1998                          YTD                       (8/4/97)
--------------------------------------------------------------------------------
Classic*                                -4.16%                       -3.16%
--------------------------------------------------------------------------------
Premier                                  0.40%                        1.50%
--------------------------------------------------------------------------------
B Shares**                              -4.60%                       -3.90%
--------------------------------------------------------------------------------

 * Reflects 4.50% sales charge.
** Reflects contingent deferred sales charge.

On September 2, 1997 the Shareholders of the Fund exchanged their Shares for either the Fund's Classic Shares or Premier Shares, and the Fund commenced offering Class B Shares.

The performance of the AmSouth Capital Growth Fund is measured against the S&P 500 Stock Index, which is generally representative of the U.S. stock market. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees.

THE AMSOUTH BALANCED FUND

Pedro Verdu, CFA, manages the AmSouth Balanced Fund. Mr. Verdu has more than 27 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

STRONG RETURNS FROM BOTH STOCKS AND BONDS
For the six months ended January 31, 1998, the AmSouth Balanced Fund produced a total return of 3.72% (Classic Shares without the sales charge)./1/ In comparison, the S&P 500 stock Index rose 3.56%, while the Lehman Brothers Government/Corporate Bond Index gained 5.12%. For the same period, the Lipper Balanced Fund Index moved up 2.87%./2/ Both portions of our portfolio, stocks and bonds, contributed to the Fund's overall gain.

STOCKS: SOME ANXIETY, BUT GOOD PERFORMANCE NONETHELESS
Despite fears that the crisis in Asia could dampen corporate profits in the United States--intensified by a jarring, 554-point drop in the Dow Jones Industrial Average on October 27--stocks turned in a generally solid performance for the period. We profited from our holdings in the retail and utility sectors. Household names such as Wal-Mart (1.7% of net assets), Gap, Inc. (1.3%) and Dayton Hudson (1.1%) were especially strong. Among the utilities, we enjoyed outstanding returns from AT&T (1.0%), Bell Atlantic (1.4%) and BellSouth (1.5%).

As of January 31, 1998, the Fund's top five equity holdings were Ford Motor Co. (1.7%), Wal-Mart Stores, Inc. (1.7%), Baxter International, Inc. (1.5%), BellSouth Corp. (1.5%) and Gannett Co., Inc. (1.5%).*

BONDS: LOWER RATES PUSHED BONDS HIGHER
As the period began, we structured our bond portfolio's average maturity to run a bit longer than our benchmarks. When the Asian crisis struck in the fall, many investors rushed to put their money in U.S. Treasury bonds. This "flight to quality" drove long-term interest rates down to their lowest levels in nearly 25 years. The falling rates pushed up the price, and value, of the bonds in our portfolio. (Interest rates and bond prices often move inversely.) As the period came to an end, we shortened our average maturity, believing that interest rates had pretty much bottomed out.

As of January 31, 1998, the fixed-income securities within the Fund maintained an average credit quality of AAA, with an average maturity of 7.8 years.*

EVEN WEIGHTING BETWEEN STOCKS AND BONDS
As of January 31, the Fund's assets were split roughly 50-50 between equities and fixed-income securities. We're fairly neutral in our view of interest rates, which often drive both stocks and bonds. We believe we're probably closer to a bottom for rates than we are to a top; we don't anticipate rates falling much further in the near term. At the same time, prospects for a slowing economy and continued, benign inflation argue against the Federal Reserve Board raising rates anytime soon. And while the effects of the Asian problem might strike deep into the heart of corporate profits, we're not betting against decent equity returns for 1998. The bottom line for this balanced fund, in keeping with its mission, is that we intend to continue to help provide shareholders diversification of their portfolio with a single investment.

/1/ The Fund's Classic Shares total return with a maximum 4.50% sales charge was
    (0.96%) for the six-month period.
/2/ The Lipper Balanced Fund Index is comprised of managed funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH BALANCED FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

------------------------------------------------------------------------------------------------------------------------------------
              AmSouth               AmSouth           AmSouth                                 Lehman Brothers
              Balanced Fund         Balanced Fund     Balanced Fund          S&P 500          Government/Corporate   Lipper Balanced
              (Premier Shares)      (B Shares)**      (Classic Shares)*      Stock Index      Bond Index             Fund Index
------------------------------------------------------------------------------------------------------------------------------------
12/91                  10,000           9,500                  9,551              10,000                10,000             10,000
 7/92                  11,371          10,871                 10,861              11,283                10,724             11,117
 7/93                  12,675          12,275                 12,106              12,265                11,907             12,400
 7/94                  13,325          13,025                 12,727              12,898                11,892             12,731
 7/95                  15,360          15,060                 14,670              16,264                13,095             14,685
 7/96                  16,645          16,445                 15,897              17,360                13,518             16,087
 7/97                  21,043          20,943                 20,097              26,409                15,482             21,023
 7/98                  21,836          21,653                 20,846              33,516                16,275             21,626

Average Annual Total Return
--------------------------------------------------------------------------------
                                                                     Since
As of                            1                 5               Inception
January 31, 1998               Year              Year              (12/19/91)
--------------------------------------------------------------------------------
Classic*                     14.14%            11.98%               12.74%
--------------------------------------------------------------------------------
Premier                      19.55%            13.02%               13.60%
--------------------------------------------------------------------------------
B Shares**                   14.09%            12.68%               13.53%
--------------------------------------------------------------------------------

 * Reflects 4.50% sales charge.
** Reflects contingent deferred sales charge.

On September 2, 1997 the Shareholders of the Fund exchanged their Shares for either the Fund's Classic Shares or Premier Shares, and the Fund commenced offering Class B Shares.

The performance of the AmSouth Balanced Fund is measured against the S&P 500 stock Index, an unmanaged index generally representative of the U.S. stock market; the Lehman Brothers Government/Corporate Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds, and the Lipper Balanced Fund Index. The S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Balanced Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH BOND FUND

Brian Sullivan, CFA, manages the AmSouth Bond Fund. Mr. Sullivan is in charge of fixed-income investments at AmSouth Bank and for the AmSouth Mutual Funds. He is a member of the Trust Investment Policy Committee and the Investment Strategy Committee of AmSouth Bank and has 13 years of fixed-income investment management experience and holds an MBA in finance and a bachelor's degree in economics.

THE VIRTUES OF A "CLEAN AND LONG' PORTFOLIO
For the six months ended January 31, 1998, the AmSouth Bond Fund produced a total return of 4.97% (Classic Shares without the sales charge)./1/ In comparison, the Lehman Brothers Government/Corporate Bond Index rose 5.12%, and the Lipper Corporate A-Rated Debt Fund Index gained 4.43%./2/

In October, quite a few bond funds were hammered by fallout from the Asian crisis. As it turned out, many funds that appeared to be "plain vanilla"-- supposedly investing only in highly rated, relatively safe bonds--had been taking more risk than might have been apparent to the average investor. In contrast, the AmSouth Bond Fund was "clean and long." In other words, the high quality of the issues we held offered protection during autumn's sharp volatility. Also, because our portfolio had a relatively long average maturity, we added some principal return when the drop in rates boosted the value of our bonds.

SWAPPING LONG TREASURIES FOR SHORT CORPORATES
The yield curve--the level of yields that generally rises as maturity lengths increase--flattened considerably during the period, making it a challenge to provide high yields without taking on an uncomfortable degree of risk. Our solution: swap out of one high-yielding investment (long-term Treasury bonds) and into another high-yielding investment (shorter term corporate debt).

When corporate spreads widened last fall, we found we could be paid quite a bit more yield to take on some credit risk, so we added to our position in the corporate market. At the same time, in the early part of October, and again in November, we shortened the portfolio by selling the longest of our Treasury bonds. The net result was that we were able to make prudent shifts in the portfolio's structure, and maintain our yields, without increasing the Fund's overall risk.

As of January 31, 1998, approximately 51% of the portfolio was invested in securities issued by the U.S. Treasury and other U.S. government agencies, with 48% in corporate issues and 1% in cash. The securities within the Fund maintained an average credit quality of AAA, with an average maturity of 8.2 years.*

ASIA WILL MOVE THE MARKET, ONE WAY OR ANOTHER
Looking forward, we're neither bullish nor bearish about the U.S. economy and the bond market. We see as many potentially negative factors as positive ones--most of which have to do with the crisis in Asia. On the downside, if the International Monetary Fund (IMF) and the Federal Reserve Board (Fed) pump a great deal of money into troubled Asian economies, they run the risk of igniting inflationary pressures in the United States. On the other hand, if the IMF and the Fed decide to limit the amount of financial assistance to Asia, and instead persuade Asian governments to take appropriate steps to repair their economies, the result could be continued low inflation in the United States.

To help protect the portfolio against the consequences of an inflationary environment, we've been taking a sizable position in U.S. Treasury Inflated Protection Securities (TIPS), due January 2007 (representing 5% of the portfolio). The way these TIPS are structured, they have the potential to perform better than long Treasury bonds if inflation returns.

/1/ The Fund's Classic Shares total return with a maximum 4.00% sales charge was
    0.72% for the six-month period.
/2/ The Lipper Corporate A-Rated Debt Fund Index is comprised of managed funds that primarily invest 65% of their assets in corporate debt issues rated "A" or better and government issues and reflects the deduction of fees for these value-added services.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH BOND FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------------------------------------------------
              AmSouth                 AmSouth                  Lehman Brothers          AmSouth          Lipper Corporate
              Bond Fund               Bond Fund                Government/Corporate     Bond Fund        A-Rated Debt
              (Premier Shares)        (Classic Shares)*        Bond Index               (B Shares)**     Fund Index
--------------------------------------------------------------------------------------------------------------------------
12/88                  10,000                  9,597                     10,000             9,500              10,000
 7/89                  11,091                 10,644                     11,188            10,591              11,079
 7/90                  11,705                 11,233                     11,885            11,305              11,650
 7/91                  12,640                 12,131                     13,103            12,340              12,803
 7/92                  14,715                 14,122                     15,152            14,415              14,920
 7/93                  16,158                 15,507                     16,824            15,958              16,622
 7/94                  16,195                 15,542                     16,802            16,095              16,413
 7/95                  17,765                 17,050                     18,502            17,765              18,060
 7/96                  18,546                 17,799                     19,487            18,546              18,983
 7/97                  20,489                 19,663                     21,590            20,489              21,103
 7/98                  21,515                 20,639                     22,695            21,446              22,038


Average Annual Total Return
----------------------------------------------------------------------------
                                                                    Since
As of                           1                   5             Inception
January 31, 1998              Year                Year            (12/1/88)
----------------------------------------------------------------------------
Classic*                     6.53%               6.08%               8.22%
----------------------------------------------------------------------------
Premier                     10.98%               6.96%               8.71%
----------------------------------------------------------------------------
B Shares**                   5.63%               6.58%               8.67%
----------------------------------------------------------------------------

 * Reflects 4.00% sales charge.
** Reflects contingent deferred sales charge.



On September 2, 1997 the Shareholders of the Fund exchanged their Shares for either the Fund's Classic Shares or Premier Shares, and the Fund commenced offering Class B Shares.

The performance of the AmSouth Bond Fund is measured against the Lehman Brothers Government/Corporate Bond Index and the Lipper Corporate A-Rated Debt Funds Index. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index generally representative of the total return of long-term government and corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Corporate A-Rated Debt Funds Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH GOVERNMENT INCOME FUND

John Boston, CFA, manages the AmSouth Government Income Fund. Mr. Boston has nine years of experience as a fixed-income manager. He holds a bachelor's degree in finance.

The AmSouth Government Income Fund invests in a mixture of mortgage-backed securities, principally Ginnie Maes (GNMAs), and intermediate- to long-term U.S. Treasury bonds. We favor GNMAs because they offer significantly higher yields than Treasuries, are the highest quality bonds among mortgage-backed securities, and are the only type of mortgage security to be backed by the full faith and credit of the U.S. Government.

For the six months ended January 31, 1998, the AmSouth Government Income Fund produced a total return of 4.84% (Classic Shares without the sales charge)./1/ In comparison, the Lehman Brothers Mortgage Index rose 4.45%, while the Lipper U.S. Mortgage Fund Index gained 4.28%./2/

THE ASIAN CRISIS DROVE RATES DOWN AND PRICES UP
The overwhelming factor that influenced the Fund's performance was the sharp decline in interest rates. During the last six months, we saw a drop of 40 to 50 basis points (0.40-0.50%) for U.S. Treasury Bonds across the yield curve, ranging from two to 30 years. This helped the Treasury portion of our portfolio. However, the mortgage sector of the bond market--along with all other, non-Treasury sectors--lagged the returns produced by Treasury bonds. Buyers flocked to Treasuries in a conventional "flight to quality," as the Asian crisis sent investors around the world looking for a safe, stable place to put their money. This factor, above all, was responsible for the Treasury sector's outperformance.

During the last six months, we reduced our holdings in Treasury securities to 12% at the end of January, from 20% at the end of July. We continue to pursue a heavy emphasis on GNMA securities in our portfolio. We believe that, over time, GNMAs offer the potential for higher returns than Treasuries.*

At the same time, we shortened the average maturity of the Fund's holdings to
6.45 years at the end of January, down from 8.58 years at the end of the previous July. As interest rates fall--and we saw them decline significantly during the period--the expected average life of a mortgage bond (which is subject to refinancing at lower rates) results in a shorter average maturity. With interest rates having fallen so far in a relatively short period of time, we don't want to be quite as aggressive with the maturity structure of the portfolio as we were six months ago. As of January 31, 1998, the Fund's average credit quality was AAA.*

A HOSPITABLE ENVIRONMENT FOR BONDS
Prior to the Asian crisis, the biggest threat to the U.S. economy was that it might overheat. Given the expected impact of the problems in Asia, we believe the economy will slow in 1998. Long-term interest rates should remain low, as will inflation. If all these factors play out as we expect them to, the climate for bonds should continue to be constructive.

/1/ The Fund's Classic Shares total return with a maximum 4.00% sales charge was
    0.61% for the six-month period.
/2/ The Lipper U.S. Mortgage Fund Index is comprised of managed funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH GOVERNMENT INCOME FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------------------------------
              AmSouth Government       AmSouth Government                               Lipper
              Income Fund              Income Fund              Lehman Brothers         U.S. Mortgage
              (Classic Shares)*        (Premier Shares)         Mortgage Index          Fund Index
--------------------------------------------------------------------------------------------------------
10/93                  10,000                    9,597                 10,000               10,000
 7/94                   9,974                    9,572                  9,924                9,633
 7/95                  10,814                   10,378                 10,798               10,432
 7/96                  11,345                   10,888                 11,688               10,945
 7/97                  12,504                   12,000                 12,938               12,057
 7/98                  13,115                   12,581                 13,506               12,573

---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                                   Since
As of                             1                5             Inception
January 31, 1998                Year             Year            (10/1/93)
---------------------------------------------------------------------------
Classic*                       5.69%              N/A               5.43%
---------------------------------------------------------------------------
Premier                       10.14%              N/A               6.45%
---------------------------------------------------------------------------

* Reflects 4.00% sales charge.


On September 2, 1997, the Shareholders of the Fund exchanged their shares for either the Fund's Classic Shares or Premier Shares.

The performance of the AmSouth Government Income Fund is measured against the Lehman Brothers Mortgage Index and the Lipper U.S. Mortgage Fund Index. The Lehman Brothers Mortgage Index is an unmanaged index generally representative of the mortgage bond market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper U.S. Mortgage Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH LIMITED MATURITY FUND

John Boston, CFA, manages the AmSouth Limited Maturity Fund. Mr. Boston has nine years of experience as a fixed-income manager. He holds a bachelor's degree in finance.

For the six months ended January 31, 1998, the AmSouth Limited Maturity Fund produced a total return of 3.79% (Classic Shares without the sales charge)./1/ In comparison, the Merrill Lynch 1-5-Year Government/Corporate Bond Index rose 3.84%, and the Lipper Short-Term Investment Grade Index gained 2.95%./2/

ASIA DROVE THE BOND MARKET
It would be difficult to overstate the impact of the Asian crisis on the bond market.

In the first half of 1997, corporate spreads--the "premium" investors could receive by choosing corporate issues rather than Treasury bonds of like maturities--were very narrow.

However, when the severity of the problems in Asia became apparent last fall, and many investors moved their money into U.S. Treasury securities (an action known as a "flight to quality"), the yield spreads available from corporate issues began to widen. Also, as long-term interest rates fell, issuers of corporate bonds came to market to take advantage of the lower interest-rate environment. This new flood of corporate paper worked to boost corporate bond yields even further. As a result, investors willing to take on a little more credit risk in the corporate market could secure yields that were considerably higher than those offered by U.S. Treasury bonds.

OUR BIG MOVE BACK INTO CORPORATE BONDS
During the last six months, we decided it was prudent to take advantage of this shift in the bond market, and we significantly increased our exposure to corporate securities. As of January 31, 1998, 80% of the portfolio's net assets was invested in the corporate sector, up from 55% at the end of July 1997. We also allowed the portfolio's average maturity to shorten to 3.2 years at the end of January, from 3.3 years at the end of July.*

We continue to run a portfolio of very high quality. As of January 31, 1998, the Fund's average credit quality was AA. The corporate portion of the portfolio is very diversified; we hold paper from numerous issuers across many different industries. We believe that, over time, corporate bonds will provide a higher return than Treasury issues.

"REAL RETURNS" REMAIN HEALTHY
Six months ago, we wrote that fixed-income investors' "real returns" (yield minus inflation) were greater than 4%, a figure that is high by historical standards. Now, with long-term bonds yielding in the neighborhood of 5.75% to 6.00%, and inflation remaining benign at 1.7% (as of December 31, 1997), we are still seeing inflation-adjusted, annualized yields of 4% or more.

With much of the portfolio invested in higher yielding corporate debt, the Fund has the potential to seek greater income than might be expected from certificates of deposit or a short-term government bond fund--while adhering to a policy of reducing risk wherever possible.

/1/ The Fund's Classic Shares total return with a maximum 4.00% sales charge was
    (0.32%) for the six-month period.
/2/ The Lipper Short Investment Grade Debt Index is comprised of managed funds that invest at least 65% of their assets in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH LIMITED MATURITY FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

-------------------------------------------------------------------------------------------------------------------
              AmSouth Limited        Merrill Lynch 1-5-Year         AmSouth Limited             Lipper
              Maturity Fund          Government/Corporate           Maturity Fund               Short Investment
              (Classic Shares)*      Bond Index                     (Premier Shares)            Grade Debt Index
-------------------------------------------------------------------------------------------------------------------
2/89                    9,597                     10,000                     10,000                      10,000
7/89                   10,256                     10,783                     10,687                      10,640
7/90                   10,953                     11,608                     11,413                      11,443
7/91                   11,946                     12,786                     12,447                      12,455
7/92                   13,318                     14,373                     13,877                      13,829
7/93                   14,213                     15,397                     14,810                      14,765
7/94                   14,323                     15,670                     14,924                      15,082
7/95                   15,419                     16,925                     16,066                      16,093
7/96                   16,149                     17,842                     16,827                      16,976
7/97                   17,321                     19,266                     18,048                      18,190
1/98                   17,977                     20,006                     18,740                      18,727

------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------
                                                                Since
As of                        1                5               Inception
January 31, 1998           Year             Year               (2/1/89)
------------------------------------------------------------------------
Classic*                  3.46%            4.72%                 6.73%
------------------------------------------------------------------------
Premier                   7.82%            5.60%                 7.22%
------------------------------------------------------------------------

* Reflects 4.00% sales charge.


On September 2, 1997, the Shareholders of the Fund exchanged their shares for either the Fund's Classic Shares or Premier Shares.

The performance of the AmSouth Limited Maturity Fund is measured against the Merrill Lynch 1-5-Year Government/Corporate Bond Index and the Lipper Short Investment Grade Debt Index. The Merrill Lynch 1-5-Year Government/Corporate Bond Index is an unmanaged index generally representative of the total return of short-term government and corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Short Investment Grade Debt Index, a managed index, and the Fund's performance do reflect the deduction of fees for these valued-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH FLORIDA TAX-FREE FUND+

Dorothy Thomas, who has 15 years of experience as an investment portfolio manager for municipal bond accounts, personal trusts and endowments, manages the AmSouth Florida Tax-Free Fund. Ms. Thomas holds an MBA and a bachelor's degree in economics.

FIRM RETURNS IN A RELATIVELY QUIET MARKET
For the six months ended January 31, 1998, the AmSouth Florida Tax-Free Fund produced a total return of 2.93% (Classic Shares without the sales charge)./1/ In comparison, the Merrill Lynch 3-7-Year Municipal Bond Index rose 2.95%. With the Fund generally less volatile than either the stock market or the long-term taxable bond market, shareholders were rewarded with current income that is exempt from federal income tax and Florida intangible taxes.

WE BOUGHT HIGH-QUALITY ISSUES WITH ANTICIPATED INCOME
During the last six months, the taxable bond market experienced a widening of spreads between corporate and U.S. Treasury issues; corporate debt offered investors a "yield premium" (or a "quality spread") for assuming the greater credit risk that comes with owning corporate bonds. However, in the municipal (tax-free) market in which the Fund participates, there was little or no such premium available. Quality spreads remained very narrow and, if anything, contracted even further during the period.

In response to the dearth of issues offering higher yields, we maintained our emphasis on buying high-quality bonds. We were particularly drawn to "essential services" bonds--highly rated debt instruments issued by government agencies that manage water, sewer and other utilities.

As of January 31, 1998, the securities within the Fund maintained an average credit quality of AA, with an average maturity of 6.5 years.*

"REFUNDINGS" WERE ON THE RISE
Because of the decline in interest rates during the latter part of the period, "refundings" were a significant source of new bond issues for us to consider. Refundings generally become more numerous when issuers are motivated to replace their older, higher interest obligations with less expensive debt. We expect to see more refundings come to market over the next few months.

We also continued to search for ways to exploit the "inefficiencies" that are sometimes available in the municipal debt market. These potentially profitable situations arise when we find a bond that offers a more favorable price or yield than another bond with similar characteristics.

A NEUTRAL-TO-FRIENDLY INTEREST RATE SCENARIO
When interest rates edged higher in August, we lengthened the Fund's average maturity slightly, anticipating correctly that rates would come back down. Looking ahead, we have positioned the Fund for an environment in which rates remain stable or trend downward. We feel that, as a result of the problems in Asia, the U.S. economy will slow in 1998--which should keep interest rates relatively stable in the near term.

+ The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.
/1/ The Fund's Classic Shares total return with a maximum 4.00% sales charge was
    (1.21%) for the six-month period.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH FLORIDA TAX-FREE FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
              AmSouth Florida
              Tax-Free Fund             Merrill Lynch 3-7-Year         Premier
              (Classic Shares)*         Municipal Bond Index           Shares
--------------------------------------------------------------------------------
9/94                    9,597                      10,000               10,000
7/95                   10,224                      11,387               10,658
7/96                   10,658                      11,394               11,105
7/97                   11,392                      11,943               11,870
1/98                   11,726                      12,295               12,224


----------------------------------------------------------------------------
Average Annual Total Return
----------------------------------------------------------------------------
                                                                   Since
As of                             1                5             Inception
January 31, 1998                Year             Year            (9/30/94)
----------------------------------------------------------------------------
Classic*                       2.84%              N/A              4.88%
----------------------------------------------------------------------------
Premier                        7.17%              N/A              6.19%
----------------------------------------------------------------------------

* Reflects a 4.00% sales charge.



On September 2, 1997, the Shareholders of the Fund exchanged their shares for either the Fund's Classic Shares or Premier Shares.

The performance of the AmSouth Florida Tax-Free Fund is measured against the Merrill Lynch 3-7- Year Municipal Bond Index, an unmanaged index generally representative of intermediate-term municipal bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

THE AMSOUTH MUNICIPAL BOND FUND

Dorothy Thomas, who has 15 years of experience as an investment portfolio manager for municipal bond accounts, personal trusts and endowments, manages the AmSouth Municipal Bond Fund. Ms. Thomas holds an MBA and a bachelor's degree in economics.

For the six months ended January 31, 1998, the Fund produced a total return of 3.09% (Classic Shares without the sales charge)./1/ In comparison, the Merrill Lynch 3-7 Year Municipal Bond Index rose 2.95%, while the Lipper Intermediate Municipal Debt Index gained 3.14%./2/

DIVERSIFICATION IS A KEY CONSIDERATION
Throughout the period, we kept roughly 56% of the Fund's net assets invested in municipal bonds issued within the state of Alabama and 44% invested in a diversified portfolio of bonds from other states.

Normally, we allocate a significant portion of the portfolio to Alabama municipal debt to take advantage of the tax benefits these bonds provide Alabama residents. But because new municipal bonds issued within Alabama can be scarce at times--as they were during the last six months--and because we are committed to ensuring that the portfolio is properly diversified, we also invest in municipal paper from outside Alabama. When looking for bonds from other states, we concentrate on the quality and value of a particular issue, rather than trying to adhere to rigid regional or state weighting.

WE STRESS QUALITY
The Southeast has had a generally strong economy for the last decade, and we see no signs of weakening in the region. With the flexibility we employ in our investment strategy, we can usually find good municipal issues with the characteristics we favor. The issue of quality remains at the top of our list, in part because "quality spreads" remain narrow. The market is not offering substantially higher yields in exchange for taking on more credit risk.

When interest rates crept up in August, we lengthened the Fund's average maturity slightly, anticipating correctly that rates would come back down. We continue to maintain our maturity structure, and as we don't expect interest rates to go up sharply, we are positioned to take advantage of an environment in which rates may stay flat or decline.

As of January 31, 1998, the securities within the Fund maintained an average credit quality of AA, with an average maturity of 6.9 years.*

A GENERALLY POSITIVE CLIMATE FOR MUNICIPAL DEBT
We believe that, as a result of the problems in Asia, the U.S. economy will slow down in 1998. However, we don't expect the Asian crisis to have a direct, negative effect on the issuers of municipal bonds. In fact, all other things being equal, the fallout from Asia could induce lower interest rates this year--a situation that would be constructive for all types of fixed-income investments, including municipal bonds.

/1/ The Fund's Classic Shares total return with a maximum sales charge of 4.00%
    was (1.01%) for the six-month period.
/2/ The Lipper Intermediate Municipal Debt Index is comprised of managed funds that invest in municipal debt issues with dollar-weighted average maturities.
*   The composition of the Fund's holdings is subject to change.

THE AMSOUTH MUNICIPAL BOND FUND

Value of a $10,000 Investment

                             [GRAPH APPEARS HERE]

---------------------------------------------------------------------------------------------
                                    Lehman Brothers
                                    Municipal Bond Index/       Lipper
           AmSouth Municipal        Merrill Lynch               Intermediate
           Bond Fund                3-7 Year Municipal          Municipal           Premier
           (Classic Shares)*        Bond Index                  Debt Index          Shares
---------------------------------------------------------------------------------------------
1/31/88              9,600                      10,000                10,000         10,000
   7/89             10,608                      10,000                11,472         10,530
   7/90             11,194                      10,544                12,194         11,290
   7/91             12,029                      11,561                13,171         12,160
   7/92             13,315                      12,825                14,777         13,260
   7/93             14,035                      13,736                15,789         14,090
   7/94             14,275                      14,125                16,151         14,870
   7/95             15,139                      14,962                17,185         14,800
   7/96             15,677                      15,631                18,035         16,280
   7/97             16,725                      16,748                19,439         16,740
   1/98             17,243                      17,242                20,049         17,967

---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
As of                             1                 5                 10
January 31, 1998                 Year              Year              Year
---------------------------------------------------------------------------
Classic*                        2.95%             4.12%             5.60%
---------------------------------------------------------------------------
Premier                         7.34%             4.98%             6.03%
---------------------------------------------------------------------------

* Reflects 4.00% sales charge.


On September 2, 1997, the Shareholders of the Fund exchanged their shares for either the Fund's Classic Shares or Premier Shares.

 +The quoted performance for the Municipal Bond Fund includes performance of certain collective trust fund ("Commingled") accounts advised by AmSouth Bank, for periods dating back to 8/1/75 and prior to the Municipal Bond Fund's commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

The AmSouth Municipal Bond Fund's performance is measured against the Lehman Brothers Municipal Bond Index from 7/31/87 to 7/31/89, prior to the creation of the Merrill Lynch 3-7-Year Municipal Bond Index, against which the performance is measured. Both the Lehman Brothers and the Merrill Lynch 3-7-Year Municipal indices are unmanaged indices that are generally representative of municipal bonds with intermediate maturities. The Fund's performance is also measured against the Lipper Intermediate Municipal Debt Funds Index. The Lehman Brothers Municipal Bond Index and the Merrill Lynch 3-7-Year Municipal Index do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Intermediate Municipal Debt Funds Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE AMSOUTH MONEY MARKET FUNDS

John Boston, CFA, manages the AmSouth Money Market Funds. Mr. Boston has nine years of experience as a fixed-income manager. He holds a bachelor's degree in finance.

HISTORICALLY HIGH RETURNS
During the six months ended January 31, 1998, the Federal Reserve Board declined to take direct action to raise or lower short-term interest rates.

Throughout the period, inflation remained exceptionally tame. As a result, current short-term interest rates were relatively high compared to the rate of inflation--meaning that "real" (inflation-adjusted) money-market returns were historically generous.

Investors can take comfort in knowing that AmSouth continues to offer high-quality money market funds that provide competitive returns.

As of January 31, 1998, the Prime Obligations Fund's average maturity was 49 days, compared to 48 days on July 31, 1997.*

As of January 31, 1998, the U.S. Treasury Fund's average maturity was 46 days, compared to about 45 days on July 31, 1997.*

As of January 31, 1998, the Tax-Exempt Fund's average maturity was 46 days, compared to about 63 days on July 31, 1997.*

* The composition of the Fund's holdings is subject to change.

Investments in the Prime Obligations, the U.S. Treasury and the Tax-Exempt Money Market Funds are neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The total return set forth may reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 1998
                (Amounts in Thousands, except Per Share Amounts)
                                  (Unaudited)

                                 REGIONAL            EQUITY   CAPITAL
                                  EQUITY    EQUITY   INCOME   GROWTH   BALANCED
                                   FUND      FUND     FUND     FUND      FUND
                                 --------  --------  -------  -------  --------
ASSETS:
Investments, at value (Cost
 $96,931; $618,426; $30,114;
 $7,958; and $282,003,
 respectively).................. $147,571  $943,023  $31,946  $8,210   $361,060
Cash............................       --        --       --     159         --
Interest and dividends
 receivable.....................      188     1,807      129       4      3,247
Receivable for capital shares
 issued.........................       18        73       76       1         22
Receivable from brokers for
 investments sold...............       --     2,534       --      73        845
Unamortized organizational
 costs..........................       --        --       11      15         --
Prepaid expenses and other
 assets.........................       13        80       25      10         13
                                 --------  --------  -------  ------   --------
   Total Assets.................  147,790   947,517   32,187   8,472    365,187
                                 --------  --------  -------  ------   --------
LIABILITIES:
Payable for capital shares
 redeemed.......................       43       291       15      15         45
Dividends payable...............       18     1,052       74      --        444
Payable to brokers for
 investments purchased..........       --     1,468       --     143        489
Accrued expenses and other
 payables:
 Investment advisory fees.......      101       631       21       5        243
 Administration fees............        5        31        1      --         12
 Shareholder servicing (Classic
  Shares) and 12b-1 (B Shares)
  fees..........................       11        15        7       2         12
 Accounting fees................       --         4       --      --          2
 Transfer agent fees............       --         7       --      --          3
 Custodian fees.................        1         7        2      --          1
 Audit fees.....................        3        29        1       1          4
 Printing fees..................       --         9       --      --          1
 Other..........................        1         2        3       5         --
                                 --------  --------  -------  ------   --------
   Total Liabilities............      183     3,546      124     171      1,256
                                 --------  --------  -------  ------   --------
NET ASSETS:
Capital.........................   95,907   595,300   30,104   8,131    277,850
Undistributed (distributions in
 excess of) net investment
 income.........................       (8)      (46)      12     (14)       (81)
Net unrealized appreciation
 (depreciation) from
 investments....................   50,640   324,597    1,832     252     79,057
Accumulated undistributed net
 realized gains (losses) from
 investment transactions........    1,068    24,120      115     (68)     7,105
                                 --------  --------  -------  ------   --------
   Net Assets................... $147,607  $943,971  $32,063  $8,301   $363,931
                                 ========  ========  =======  ======   ========
Net Assets
 Classic Shares................. $ 47,966  $ 61,808  $23,593  $4,838   $ 49,167
 Premier Shares.................   98,594   879,561    5,497   2,165    313,150
 B Shares.......................    1,047     2,602    2,973   1,298      1,614
                                 --------  --------  -------  ------   --------
   Total........................ $147,607  $943,971  $32,063  $8,301   $363,931
                                 ========  ========  =======  ======   ========
Outstanding units of beneficial
 interest (shares)
 Classic Shares.................    1,741     2,734    2,049     477      3,375
 Premier Shares.................    3,579    38,934      478     213     21,503
 B Shares.......................       38       115      259     129        111
                                 --------  --------  -------  ------   --------
   Total........................    5,358    41,783    2,786     819     24,989
                                 ========  ========  =======  ======   ========
Net asset value
 Classic Shares--redemption
  price per share............... $  27.56  $  22.61  $ 11.51  $10.14   $  14.57
                                 ========  ========  =======  ======   ========
 Premier Shares--offering and
  redemption price per share.... $  27.55  $  22.59  $ 11.51  $10.15   $  14.56
                                 ========  ========  =======  ======   ========
 B Shares*--offering price per
  share......................... $  27.51  $  22.60  $ 11.49  $10.11   $  14.55
                                 ========  ========  =======  ======   ========
Maximum sales charge (Classic
 Shares)........................     4.50%     4.50%    4.50%   4.50%      4.50%
                                 --------  --------  -------  ------   --------
Maximum offering price
 (100%/(100%-maximum sales
 charge) of net asset value
 adjusted to the nearest cent)
 per share (Classic Shares)..... $  28.86  $  23.68  $ 12.05  $10.62   $  15.26
                                 ========  ========  =======  ======   ========

--------
*Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 1998
                (Amounts in Thousands, except Per Share Amounts)
                                  (Unaudited)

                                         GOVERNMENT LIMITED   FLORIDA   MUNICIPAL
                                 BOND      INCOME   MATURITY  TAX-FREE    BOND
                                 FUND       FUND      FUND      FUND      FUND
                               --------  ---------- --------  --------  ---------
ASSETS:
Investments, at value (Cost
 $294,194; $9,667; $111,778;
 $51,763 and $323,811,
 respectively)...............  $309,168   $ 9,926   $114,420  $54,091   $338,618
Interest and dividends
 receivable..................     5,797        73      2,327      699      5,311
Receivable for capital shares
 issued......................         3        --          1       --         --
Receivable from brokers for
 investments sold............        --        --         --    1,710         --
Prepaid expenses and other
 assets......................        37         3         20        4         92
                               --------   -------   --------  -------   --------
   Total Assets..............   315,005    10,002    116,768   56,504    344,021
                               --------   -------   --------  -------   --------
LIABILITIES:
Payable for capital shares
 redeemed....................        49        --         --       --         --
Dividends payable............     1,460       108        455      187      1,104
Payable to brokers for
 investments purchased.......       164        --         --       --      7,698
Accrued expenses and other
 payables:
 Investment advisory fees....       133         3         50       14        114
 Administration fees.........         6        --          2        1          7
 Shareholder servicing
  (Classic Shares) and 12b-1
  (B Shares) fees............        --         1         --       --         --
 Accounting fees.............         3         1         --        2         --
 Transfer agent fees.........         8        --          4       --         13
 Custodian fees..............         2        --          2       --          2
 Printing fees...............         2        --         --       21          9
 Organizational fees.........        --        --         --       --          1
 Other.......................        11         4          6        3         76
                               --------   -------   --------  -------   --------
   Total Liabilities.........     1,838       117        519      228      9,024
                               --------   -------   --------  -------   --------
NET ASSETS:
Capital......................   296,743    10,030    115,024   53,815    319,290
Undistributed (distributions
 in excess of) net investment
 income......................        67       (60)        20       --         28
Net unrealized appreciation
 (depreciation) from
 investments.................    14,974       259      2,642    2,328     14,807
Accumulated undistributed net
 realized gains (losses) from
 investment transactions.....     1,383      (344)    (1,437)     133        872
                               --------   -------   --------  -------   --------
   Net Assets................  $313,167   $ 9,885   $116,249  $56,276   $334,997
                               ========   =======   ========  =======   ========
Net Assets
 Classic Shares..............  $  7,569   $ 9,164   $  3,113  $ 3,858   $  2,509
 Premier Shares..............   305,493       721    113,136   52,418    332,488
 B Shares....................       105        --         --       --         --
                               --------   -------   --------  -------   --------
   Total.....................  $313,167   $ 9,885   $116,249  $56,276   $334,997
                               ========   =======   ========  =======   ========
Outstanding units of
 beneficial interest (shares)
 Classic Shares..............       682       925        296      367        245
 Premier Shares..............    27,514        73     10,769    4,986     32,528
 B Shares....................         9        --         --       --         --
                               --------   -------   --------  -------   --------
   Total.....................    28,205       998     11,065    5,353     32,773
                               ========   =======   ========  =======   ========
Net asset value
 Classic Shares--redemption
  price per share............  $  11.10   $  9.90   $  10.51  $ 10.51   $  10.22
                               ========   =======   ========  =======   ========
 Premier Shares--offering
  and redemption price per
  share......................  $  11.10   $  9.90   $  10.51  $ 10.51   $  10.22
                               ========   =======   ========  =======   ========
 B Shares*--offering price
  per share..................  $  11.10   $    --   $     --  $    --   $     --
                               ========   =======   ========  =======   ========
Maximum sales charge (Classic
 Shares).....................      4.00%     4.00%      4.00%    4.00%      4.00%
                               --------   -------   --------  -------   --------
Maximum offering price
 (100%/(100%-maximum sales
 charge) of net asset value
 adjusted to the nearest
 cent) per share (Classic
 Shares).....................  $  11.56   $ 10.31   $  10.95  $ 10.95   $  10.65
                               ========   =======   ========  =======   ========

--------
*Redemption price per share varies by length of time shares are held.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 1998
                (Amounts in Thousands, except Per Share Amounts)
                                  (Unaudited)

                                                      PRIME      U.S.    TAX-
                                                   OBLIGATIONS TREASURY EXEMPT
                                                      FUND       FUND    FUND
                                                   ----------- -------- -------
ASSETS:
Investments, at amortized cost...................   $510,384   $212,197 $91,079
Repurchase agreements, at cost...................    105,832    106,052      --
                                                    --------   -------- -------
                                                     616,216    318,249  91,079
Cash.............................................         --        329      --
Interest receivable..............................        834      1,693     747
Prepaid expenses and other assets................         21         22       5
                                                    --------   -------- -------
   Total Assets..................................    617,071    320,293  91,831
                                                    --------   -------- -------
LIABILITIES:
Dividends payable................................      2,701      1,205     235
Payable to brokers for investments purchased.....         --         --   1,024
Accrued expenses and other payables:
 Investment advisory fees........................        215        102      16
 Administration fees.............................         21         10       3
 Shareholder servicing (Classic Shares) and 12b-
  1 (B Shares) fees..............................         11          1       2
 Accounting fees.................................          3          1       2
 Transfer agent fees.............................          7          2       2
 Custodian fees..................................          1          3      --
 Other...........................................          8         13      12
                                                    --------   -------- -------
   Total Liabilities.............................      2,967      1,337   1,296
                                                    --------   -------- -------
NET ASSETS:
Capital..........................................    614,113    318,954  90,537
Accumulated undistributed net realized gains
 (losses) from investment transactions...........         (9)         2      (2)
                                                    --------   -------- -------
   Net Assets....................................   $614,104   $318,956 $90,535
                                                    ========   ======== =======
Net Assets
 Classic Shares..................................   $119,264   $  6,136 $20,095
 Premier Shares..................................    494,840    312,820  70,440
 B Shares........................................         --         --      --
                                                    --------   -------- -------
   Total.........................................   $614,104   $318,956 $90,535
                                                    ========   ======== =======
Outstanding units of beneficial interest (shares)
 Classic Shares..................................    119,270      6,136  20,096
 Premier Shares..................................    494,857    312,818  70,441
 B Shares........................................         --         --      --
                                                    --------   -------- -------
   Total.........................................    614,127    318,954  90,537
                                                    ========   ======== =======
Net asset value--offering and redemption price
 per share
 Classic Shares..................................   $   1.00   $   1.00 $  1.00
                                                    ========   ======== =======
 Premier Shares..................................   $   1.00   $   1.00 $  1.00
                                                    ========   ======== =======
 B Shares*.......................................   $   1.00   $     -- $    --
                                                    ========   ======== =======

--------
*Redemption price per share varies by length of time shares are held.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                   For the Six Months Ended January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                      REGIONAL            EQUITY CAPITAL
                                       EQUITY    EQUITY   INCOME  GROWTH  BALANCED
                                        FUND      FUND     FUND  FUND (A)   FUND
                                      --------  --------  ------ -------- --------
INVESTMENT INCOME:
Interest income...................... $    --   $     98   $ 73    $ --   $ 5,226
Dividend income......................   1,265      9,853    423      29     2,183
                                      -------   --------   ----    ----   -------
  Total Income.......................   1,265      9,951    496      29     7,409
                                      -------   --------   ----    ----   -------
EXPENSES:
Investment advisory fees.............     623      3,846    108      22     1,455
Administration fees..................     156        961     27       5       364
Shareholder servicing fees (Classic
 Shares).............................      52         57     22       3        51
12b-1 fees (B Shares)................       2          5      5       3         3
Accounting fees......................      27        149      8       5        63
Transfer agent fees..................      16        103      5      --        37
Custodian fees.......................       4         24     --      --        11
Legal and audit fees.................       9         47      6       4        26
Trustee fees and expenses............       1          5     --      --         2
Registration and filing fees.........       6         39      7       2         3
Printing fees........................       5         24      1      --        11
Organizational fees..................      --         --      2       2        --
Other................................       2          7      1      --         4
                                      -------   --------   ----    ----   -------
  Total Expenses.....................     903      5,267    192      46     2,030
Expenses voluntarily reduced.........      (1)        --     --      (3)       --
                                      -------   --------   ----    ----   -------
  Net Expenses.......................     902      5,267    192      43     2,030
                                      -------   --------   ----    ----   -------
Net Investment Income................     363      4,684    304     (14)    5,379
                                      -------   --------   ----    ----   -------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gains (losses) from
 investment transactions.............   2,771     48,685    885     (68)   16,689
Net change in unrealized
 appreciation/depreciation from
 investments.........................  (1,617)   (27,934)  (310)    252    (8,937)
                                      -------   --------   ----    ----   -------
Net realized/unrealized gains
 (losses) from investments...........   1,154     20,751    575     184     7,752
                                      -------   --------   ----    ----   -------
Change in net assets resulting from
 operations.......................... $ 1,517   $ 25,435   $879    $170   $13,131
                                      =======   ========   ====    ====   =======

--------
(a) For the period August 1, 1997 (commencement of operations) through January 31, 1998.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                   For the Six Months Ended January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                           GOVERNMENT LIMITED  FLORIDA  MUNICIPAL
                                   BOND      INCOME   MATURITY TAX-FREE   BOND
                                   FUND       FUND      FUND     FUND     FUND
                                  -------  ---------- -------- -------- ---------
INVESTMENT INCOME:
Interest income.................. $ 9,935     $375     $4,003   $1,257   $ 8,173
Dividend income..................      70        7         24       30       129
                                  -------     ----     ------   ------   -------
  Total Income...................  10,005      382      4,027    1,287     8,302
                                  -------     ----     ------   ------   -------
EXPENSES:
Investment advisory fees.........   1,009       36        409      173     1,104
Administration fees..............     310       11        126       53       340
Shareholder servicing fees
 (Classic Shares)................       7       10          3        5         2
Accounting fees..................      54        7         23       14        55
Transfer agent fees..............      30        1         13        4        37
Custodian fees...................       9       --          3        1         9
Legal and audit fees.............      16        2          5        5        23
Trustee fees and expenses........       2       --          1       --         2
Registration and filing fees.....      22        1         11        2        26
Printing fees....................      10        1          5        1         7
Organizational fees..............      --       --         --       --         1
Other............................       1       --          1        1         1
                                  -------     ----     ------   ------   -------
  Total Expenses.................   1,470       69        600      259     1,607
Expenses voluntarily reduced.....    (361)     (31)      (146)    (123)     (561)
                                  -------     ----     ------   ------   -------
  Net Expenses...................   1,109       38        454      136     1,046
                                  -------     ----     ------   ------   -------
Net Investment Income............   8,896      344      3,573    1,151     7,256
                                  -------     ----     ------   ------   -------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
 investment transactions.........   2,880      146        702      349     1,672
Net change in unrealized
 appreciation/depreciation
 from investments................   3,207       23        179       46     1,346
                                  -------     ----     ------   ------   -------
Net realized/unrealized gains
 (losses) from investments.......   6,087      169        881      395     3,018
                                  -------     ----     ------   ------   -------
Change in net assets resulting
 from operations................. $14,983     $513     $4,454   $1,546   $10,274
                                  =======     ====     ======   ======   =======


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                   For the Six Months Ended January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                                       PRIME      U.S.    TAX
                                                    OBLIGATIONS TREASURY EXEMPT
                                                       FUND       FUND    FUND
                                                    ----------- -------- ------
INVESTMENT INCOME:
Interest income...................................    $18,332    $7,857  $1,492
                                                      -------    ------  ------
  Total Income....................................     18,332     7,857   1,492
                                                      -------    ------  ------
EXPENSES:
Investment advisory fees..........................      1,284       583     163
Administration fees...............................        642       291      82
Shareholder servicing fees (Classic Shares).......        150        10      27
Accounting fees...................................        101        46      16
Transfer agent fees...............................         59        30       8
Custodian fees....................................         18         6       2
Legal and audit fees..............................         42        25       6
Trustee fees and expenses.........................          3         2      --
Registration and filing fees......................          2         1       3
Printing fees.....................................         21        16       3
Other.............................................          9         5       3
                                                      -------    ------  ------
  Total Expenses..................................      2,331     1,015     313
Expenses voluntarily reduced......................        (90)       (6)    (98)
                                                      -------    ------  ------
  Net Expenses....................................      2,241     1,009     215
                                                      -------    ------  ------
Net Investment Income.............................     16,091     6,848   1,277
                                                      -------    ------  ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVEST-
 MENTS:
Net realized gains (losses) from investment trans-
 actions..........................................         --         1      --
                                                      -------    ------  ------
Change in net assets resulting from operations....    $16,091    $6,849  $1,277
                                                      =======    ======  ======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                          REGIONAL EQUITY FUND       EQUITY FUND        EQUITY INCOME FUND
                          --------------------  ---------------------  --------------------
                              SIX                   SIX                    SIX
                            MONTHS      YEAR      MONTHS      YEAR       MONTHS      YEAR
                             ENDED     ENDED       ENDED      ENDED       ENDED     ENDED
                          JANUARY 31, JULY 31,  JANUARY 31, JULY 31,   JANUARY 31, JULY 31,
                             1998       1997       1998       1997        1998     1997 (A)
                          ----------- --------  ----------- ---------  ----------- --------
                          (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
  Net investment income.   $    363   $  1,178   $   4,684  $   7,079    $   304   $    96
  Net realized gains
   (losses) from
   investment
   transactions.........      2,771      4,481      48,685     31,338        885       248
  Net change in
   unrealized
   appreciation/
   depreciation from
   investments..........     (1,617)    34,116     (27,934)   151,828       (310)    2,142
                           --------   --------   ---------  ---------    -------   -------
Change in net assets
 resulting from
 operations.............      1,517     39,775      25,435    190,245        879     2,486
                           --------   --------   ---------  ---------    -------   -------
DISTRIBUTIONS TO CLASSIC
 SHAREHOLDERS:
  From net investment
   income...............        (91)    (1,196)     (1,254)    (7,031)      (242)      (81)
  From net realized
   gains from investment
   transactions.........     (1,577)    (2,315)     (3,043)   (21,737)      (762)       --
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:
  From net investment
   income...............       (284)        --      (3,782)        --        (54)       --
  From net realized
   gains from investment
   transactions.........     (3,440)        --     (47,629)        --       (189)       --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
  From net investment
   income...............         --         --          (2)        --        (11)       --
  From net realized
   gains from investment
   transactions.........        (26)        --         (85)        --        (67)       --
                           --------   --------   ---------  ---------    -------   -------
Change in net assets
 from shareholder
 distributions..........     (5,418)    (3,511)    (55,795)   (28,768)    (1,325)      (81)
                           --------   --------   ---------  ---------    -------   -------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued...............     15,959     34,563      96,852    556,310     10,801    20,123
  Dividends reinvested..      2,921      1,945      13,413     14,093      1,078        37
  Cost of shares
   redeemed.............    (17,210)   (16,518)   (110,919)  (131,517)    (1,643)     (292)
                           --------   --------   ---------  ---------    -------   -------
Change in net assets
 from share
 transactions...........      1,670     19,990        (654)   438,886     10,236    19,868
                           --------   --------   ---------  ---------    -------   -------
Change in net assets....     (2,231)    56,254     (31,014)   600,363      9,790    22,273
NET ASSETS:
  Beginning of period...    149,838     93,584     974,985    374,622     22,273        --
                           --------   --------   ---------  ---------    -------   -------
  End of period.........   $147,607   $149,838   $ 943,971  $ 974,985    $32,063   $22,273
                           ========   ========   =========  =========    =======   =======
SHARE TRANSACTIONS:
  Issued................        557      1,439       4,263     26,434        933     1,923
  Reinvested............        102         84         595        773         95         4
  Redeemed..............       (608)      (683)     (4,825)    (6,713)      (142)      (27)
                           --------   --------   ---------  ---------    -------   -------
Change in shares........         51        840          33     20,494        886     1,900
                           ========   ========   =========  =========    =======   =======

--------
(a)For the period from March 20, 1997 (commencement of operations) through July 31, 1997.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                               CAPITAL
                                             GROWTH FUND     BALANCED FUND
                                             ----------- ---------------------
                                                 SIX         SIX
                                               MONTHS      MONTHS      YEAR
                                                ENDED       ENDED      ENDED
                                             JANUARY 31, JANUARY 31, JULY 31,
                                              1998 (A)      1998       1997
                                             ----------- ----------- ---------
                                             (UNAUDITED) (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................   $  (14)    $  5,379   $  12,452
  Net realized gains (losses) from
   investment transactions..................      (68)      16,689      16,168
  Net change in unrealized
   appreciation/depreciation from
   investments..............................      252       (8,937)     55,439
                                               ------     --------   ---------
Change in net assets resulting from
 operations.................................      170       13,131      84,059
                                               ------     --------   ---------
DISTRIBUTIONS TO CLASSIC SHAREHOLDERS:
  From net investment income................       --       (1,482)    (13,031)
  From net realized gains from investment
   transactions.............................       --       (3,101)    (15,072)
DISTRIBUTIONS TO PREMIER SHAREHOLDERS:
  From net investment income................       --       (3,869)         --
  From net realized gains from investment
   transactions.............................       --      (19,895)         --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income................       --           (7)         --
  From net realized gains from investment
   transactions.............................       --          (71)         --
                                               ------     --------   ---------
Change in net assets from shareholder
 distributions..............................       --      (28,425)    (28,103)
                                               ------     --------   ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............    8,469       43,948      79,422
  Dividends reinvested......................       --       19,317      20,289
  Cost of shares redeemed...................     (338)     (56,809)   (121,323)
                                               ------     --------   ---------
Change in net assets from share
 transactions...............................    8,131        6,456     (21,612)
                                               ------     --------   ---------
Change in net assets........................    8,301       (8,838)     34,344
NET ASSETS:
  Beginning of period.......................       --      372,769     338,425
                                               ------     --------   ---------
  End of period.............................   $8,301     $363,931   $ 372,769
                                               ======     ========   =========
SHARE TRANSACTIONS:
  Issued....................................      853        2,986       5,836
  Reinvested................................       --        1,330       1,523
  Redeemed..................................      (34)      (3,831)     (8,820)
                                               ------     --------   ---------
Change in shares............................      819          485      (1,461)
                                               ======     ========   =========

--------
(a) For the period August 1, 1997 (commencement of operations) through January 31, 1998.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                                     GOVERNMENT         LIMITED MATURITY
                               BOND FUND            INCOME FUND               FUND
                          --------------------  --------------------  --------------------
                              SIX                   SIX                   SIX
                            MONTHS      YEAR      MONTHS      YEAR      MONTHS      YEAR
                             ENDED     ENDED       ENDED     ENDED       ENDED     ENDED
                          JANUARY 31, JULY 31,  JANUARY 31, JULY 31,  JANUARY 31, JULY 31,
                             1998       1997       1998       1997       1998       1997
                          ----------- --------  ----------- --------  ----------- --------
                          (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
  Net investment income.   $  8,896   $  9,088    $   344   $   829    $  3,573   $  2,797
  Net realized gains
   (losses) from
   investment
   transactions.........      2,880       (340)       146        41         702       (639)
  Net change in
   unrealized
   appreciation/
   depreciation from
   investments..........      3,207     10,605         23       483         179      2,509
                           --------   --------    -------   -------    --------   --------
Change in net assets
 resulting from
 operations.............     14,983     19,353        513     1,353       4,454      4,667
                           --------   --------    -------   -------    --------   --------
DISTRIBUTIONS TO CLASSIC
 SHAREHOLDERS:
  From net investment
   income...............     (1,586)    (9,548)      (324)     (829)       (680)    (2,942)
  From net realized
   gains from investment
   transactions.........        (18)        --         --        --          --         --
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:
  From net investment
   income...............     (7,625)        --        (18)       --      (2,906)        --
  From net realized
   gains from investment
   transactions.........       (788)        --         --        --          --         --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
  From net investment
   income...............         (2)        --         --        --          --         --
                           --------   --------    -------   -------    --------   --------
Change in net assets
 from shareholder
 distributions..........    (10,019)    (9,548)      (342)     (829)     (3,586)    (2,942)
                           --------   --------    -------   -------    --------   --------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued...............     49,460    201,871        826     1,446       7,295    115,330
  Dividends reinvested..      3,017      5,240        155       412         347        865
  Cost of shares
   redeemed.............    (56,155)   (37,772)    (2,889)   (6,512)    (30,936)   (25,250)
                           --------   --------    -------   -------    --------   --------
Change in net assets
 from share
 transactions...........     (3,678)   169,339     (1,908)   (4,654)    (23,294)    90,945
                           --------   --------    -------   -------    --------   --------
Change in net assets....      1,286    179,144     (1,737)   (4,130)    (22,426)    92,670
NET ASSETS:
  Beginning of period...    311,881    132,737     11,622    15,752     138,675     46,005
                           --------   --------    -------   -------    --------   --------
  End of period.........   $313,167   $311,881    $ 9,885   $11,622    $116,249   $138,675
                           ========   ========    =======   =======    ========   ========
SHARE TRANSACTIONS:
  Issued................      4,522     18,995         85       153         698     11,205
  Reinvested............        277        494         16        43          33         84
  Redeemed..............     (5,142)    (3,539)      (295)     (680)     (2,968)    (2,449)
                           --------   --------    -------   -------    --------   --------
Change in shares........       (343)    15,950       (194)     (484)     (2,237)     8,840
                           ========   ========    =======   =======    ========   ========

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                       FLORIDA TAX-FREE
                                             FUND          MUNICIPAL BOND FUND
                                     --------------------  --------------------
                                         SIX                   SIX
                                       MONTHS      YEAR      MONTHS      YEAR
                                        ENDED     ENDED       ENDED     ENDED
                                     JANUARY 31, JULY 31,  JANUARY 31, JULY 31,
                                        1998       1997       1998     1997 (A)
                                     ----------- --------  ----------- --------
                                     (UNAUDITED)           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............    $ 1,151   $ 2,278    $  7,256   $  1,196
  Net realized gains (losses) from
   investment transactions.........        349       135       1,672         21
  Net change in unrealized
   appreciation/depreciation from
   investments.....................         46     1,102       1,346      5,152
                                       -------   -------    --------   --------
Change in net assets resulting from
 operations........................      1,546     3,515      10,274      6,369
                                       -------   -------    --------   --------
DISTRIBUTIONS TO CLASSIC
 SHAREHOLDERS:
  From net investment income.......       (257)   (2,402)     (1,166)    (1,196)
  In excess of net investment
   income..........................         --        --          --         (5)
  From net realized gains from
   investment transactions.........        (25)      (74)         (5)        --
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:
  From net investment income.......       (888)       --      (6,057)        --
  From net realized gains from
   investment transactions.........       (322)       --        (816)        --
                                       -------   -------    --------   --------
Change in net assets from
 shareholder distributions.........     (1,492)   (2,476)     (8,044)    (1,201)
                                       -------   -------    --------   --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......     10,102    12,780      28,763    342,930
  Dividends reinvested.............        110       213          42         --
  Cost of shares redeemed..........     (7,678)   (9,213)    (33,971)   (10,165)
                                       -------   -------    --------   --------
Change in net assets from share
 transactions......................      2,534     3,780      (5,166)   332,765
                                       -------   -------    --------   --------
Change in net assets...............      2,588     4,819      (2,936)   337,933
NET ASSETS:
  Beginning of period..............     53,688    48,869     337,933         --
                                       -------   -------    --------   --------
  End of period....................    $56,276   $53,688    $334,997   $337,933
                                       =======   =======    ========   ========
SHARE TRANSACTIONS:
  Issued...........................        965     1,240       2,840     34,283
  Reinvested.......................         10        21           4         --
  Redeemed.........................       (734)     (894)     (3,350)    (1,004)
                                       -------   -------    --------   --------
Change in shares...................        241       367        (506)    33,279
                                       =======   =======    ========   ========

--------
(a) For the period from July 1, 1997 (commencement of operations) through July 31, 1997.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                         PRIME OBLIGATIONS FUND    U.S. TREASURY FUND       TAX-EXEMPT FUND
                         -----------------------  ---------------------  ---------------------
                             SIX                      SIX                    SIX
                           MONTHS       YEAR        MONTHS      YEAR       MONTHS      YEAR
                            ENDED       ENDED        ENDED      ENDED       ENDED      ENDED
                         JANUARY 31,  JULY 31,    JANUARY 31, JULY 31,   JANUARY 31, JULY 31,
                            1998        1997         1998       1997        1998       1997
                         ----------- -----------  ----------- ---------  ----------- ---------
                         (UNAUDITED)              (UNAUDITED)            (UNAUDITED)
FROM INVESTMENT ACTIVI-
 TIES:
OPERATIONS:
  Net investment income.  $  16,091  $    28,798   $   6,848  $  15,237   $   1,277  $   2,474
  Net realized gains
   (losses) from
   investment
   transactions.........         --           --           1         --          --         (2)
                          ---------  -----------   ---------  ---------   ---------  ---------
Change in net assets
 resulting from
 operations.............     16,091       28,798       6,849     15,237       1,277      2,472
                          ---------  -----------   ---------  ---------   ---------  ---------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income:
  Classic Shares........     (2,953)      (5,860)       (190)      (497)       (333)      (605)
  Premier Shares........    (13,138)     (22,938)     (6,658)   (14,740)       (944)    (1,869)
                          ---------  -----------   ---------  ---------   ---------  ---------
Change in net assets
 from shareholder
 distributions..........    (16,091)     (28,798)     (6,848)   (15,237)     (1,277)    (2,474)
                          ---------  -----------   ---------  ---------   ---------  ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued...............    904,153    1,618,418     465,662    861,771     122,891    201,701
  Dividends reinvested..      3,788        7,378         435        876         358        590
  Cost of shares
   redeemed.............   (821,830)  (1,701,420)   (466,388)  (923,826)   (116,069)  (179,661)
                          ---------  -----------   ---------  ---------   ---------  ---------
Change in net assets
 from share
 transactions...........     86,111      (75,624)       (291)   (61,179)      7,180     22,630
                          ---------  -----------   ---------  ---------   ---------  ---------
Change in net assets....     86,111      (75,624)       (290)   (61,179)      7,180     22,628
NET ASSETS:
  Beginning of period...    527,993      603,617     319,246    380,425      83,355     60,727
                          ---------  -----------   ---------  ---------   ---------  ---------
  End of period.........  $ 614,104  $   527,993   $ 318,956  $ 319,246   $  90,535  $  83,355
                          =========  ===========   =========  =========   =========  =========
SHARE TRANSACTIONS:
  Issued................    904,153    1,618,418     465,662    861,771     122,891    201,701
  Reinvested............      3,788        7,378         435        876         358        590
  Redeemed..............   (821,830)  (1,701,420)   (466,388)  (923,826)   (116,069)  (179,661)
                          ---------  -----------   ---------  ---------   ---------  ---------
Change in shares........     86,111      (75,624)       (291)   (61,179)      7,180     22,630
                          =========  ===========   =========  =========   =========  =========


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
REGIONAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                   SECURITY                              MARKET
 SHARES                          DESCRIPTION                             VALUE
 ------ -------------------------------------------------------------   --------
 COMMON STOCKS (97.4%):
 Air Freight (2.6%):
   60   Federal Express Corp. (b)....................................   $  3,904
                                                                        --------
 Apparel (3.1%):
   80   Delta Woodside Industries, Inc. .............................        370
  170   Russell Corp. ...............................................      4,197
                                                                        --------
                                                                           4,567
                                                                        --------
 Automotive Parts (3.5%):
  105   Discount Auto Parts, Inc. (b)................................      2,192
   90   Genuine Parts Co. ...........................................      2,987
                                                                        --------
                                                                           5,179
                                                                        --------
 Banking (11.3%):
   80   Deposit Guaranty Corp. ......................................      4,131
   50   First Commerce Corp. ........................................      3,478
   45   First Tennessee National Corp. ..............................      2,649
   70   First Union Corp. ...........................................      3,364
   48   NationsBank Corp. ...........................................      2,880
                                                                        --------
                                                                          16,502
                                                                        --------
 Building Materials (2.6%):
  110   Interface, Inc. .............................................      3,891
                                                                        --------
 Chemicals--Speciality (1.5%):
  300   Ethyl Corp. .................................................      2,156
                                                                        --------
 Construction--Manufactured Homes (2.4%):
  215   Clayton Homes, Inc. .........................................      3,601
                                                                        --------
 Electrical & Electronic (1.9%):
  180   Scientific-Atlanta, Inc. ....................................      2,801
                                                                        --------
 Food Processing & Packaging (6.0%):
  218   Flowers Industries, Inc. ....................................      5,016
  165   Lance, Inc. .................................................      3,878
                                                                        --------
                                                                           8,894
                                                                        --------
 Forest & Paper Products (4.3%):
   80   Caraustar Industries, Inc. ..................................      2,840
   80   Fort James Corp. ............................................      3,435
                                                                        --------
                                                                           6,275
                                                                        --------
 Furniture (1.7%):
   40   Heilig Myers Co. ............................................        520
  105   Winsloew Furniture, Inc. (b).................................      2,034
                                                                        --------
                                                                           2,554
                                                                        --------
 Insurance (4.3%):
   85   Equifax, Inc. ...............................................      2,794
   63   Vesta Insurance Group, Inc. .................................      3,560
                                                                        --------
                                                                           6,354
                                                                        --------
 Manufacturing (2.7%):
  120   Wolverine Tube, Inc. (b).....................................      3,990
                                                                        --------
 Medical Services (14.1%):
  240   Coventry Corp. (b).............................................    3,225
  228   Health Management Assoc.,
         Inc., Class A (b)...........................................      5,453
  400   HEALTHSOUTH Corp. (b)........................................      8,975
  300   MedPartners, Inc. (b)........................................      2,981
                                                                        --------
                                                                          20,634
                                                                        --------
 Oil & Gas Exploration, Production, & Services (3.0%):
   61   Burlington Resources, Inc. ..................................      2,608
   26   Mobil Corp. .................................................      1,771
                                                                        --------
                                                                           4,379
                                                                        --------
 Oilfield Equipment & Services (4.6%):
   40   Camco International, Inc. ...................................      2,188
   55   McDermott International,
         Inc. .......................................................      1,753
  165   Offshore Logistics, Inc. (b).................................      2,867
                                                                        --------
                                                                           6,808
                                                                        --------
 Printing (1.0%):
  100   John H. Harland Co. .........................................      1,538
                                                                        --------
 Railroads (1.9%):
   90   Norfolk Southern Corp. ......................................      2,841
                                                                        --------
 Restaurants (3.0%):
  130   Cracker Barrel Old Country
         Store, Inc. ................................................      4,501
                                                                        --------
 Retail (6.8%):
  200   Books-A-Million, Inc. (b)....................................      1,175
  190   Hancock Fabrics, Inc. .......................................      2,957
  110   Office Depot, Inc. (b).......................................      2,448
  135   Stein Mart, Inc. (b).........................................      3,400
                                                                        --------
                                                                           9,980
                                                                        --------
 Steel (3.3%):
  125   Birmingham Steel Corp. ......................................      2,070
   60   Nucor Corp. .................................................      2,858
                                                                        --------
                                                                           4,928
                                                                        --------


                                   Continued

AMSOUTH MUTUAL FUNDS
REGIONAL EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                   SECURITY                              MARKET
 SHARES                          DESCRIPTION                             VALUE
 ------ -------------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Temporary Services (2.2%):
  125   AccuStaff, Inc. (b)..........................................   $  3,219
                                                                        --------
 Transportation Leasing & Trucking (2.0%):
   90   Ryder System, Inc. ..........................................      3,015
                                                                        --------
 Utilities--Electric & Gas (4.7%):
   90   Florida Progress Corp. ......................................      3,448
  145   Southern Co. ................................................      3,525
                                                                        --------
                                                                           6,973
                                                                        --------
 Utilities--Telecommunications (2.9%):
   70   BellSouth Corp. .............................................      4,239
                                                                        --------
  Total Common Stocks                                                    143,723
                                                                        --------

 INVESTMENT COMPANIES (2.6%):
 3,823  AmSouth Prime Obligations Fund...............................   $  3,823
    25  AmSouth U.S. Treasury Fund...................................         25
                                                                        --------
  Total Investment Companies                                               3,848
                                                                        --------
  Total (Cost--$96,931) (a)                                             $147,571
                                                                        ========

--------
Percentages indicated are based on net assets of $147,607.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation.........................................   $56,978
     Unrealized depreciation.........................................    (6,338)
                                                                        -------
     Net unrealized appreciation.....................................   $50,640
                                                                        =======

(b)  Represents non-income producing securities.




                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS (97.1%):
 Apparel (0.8%):
    600    Phillips-Van Heusen Corp.  ...............................   $  7,238
                                                                        --------
 Automotive (3.0%):
    550    Ford Motor Co. ...........................................     28,050
                                                                        --------
 Automotive Parts (1.4%):
    392    Arvin Industries, Inc. ...................................     13,524
                                                                        --------
 Banking (2.6%):
    150    J.P. Morgan & Co., Inc. ..................................     15,178
    160    NationsBank Corp. ........................................      9,600
                                                                        --------
                                                                          24,778
                                                                        --------
 Chemicals-Speciality (1.7%):
    950    Engelhard Corp. ..........................................     15,913
                                                                        --------
 Computers & Peripherals (1.6%):
    156    International Business Machines Corp. ....................     15,395
                                                                        --------
 Consumer Goods (1.9%):
    410    American Greetings Corp., Class A.........................     17,758
                                                                        --------
 Containers (2.1%):
    750    Rubbermaid, Inc. .........................................     19,406
                                                                        --------
 Electrical & Electronic (3.0%):
    525    AMP, Inc. ................................................     21,000
    128    Avnet, Inc. ..............................................      7,778
                                                                        --------
                                                                          28,778
                                                                        --------
 Entertainment (1.1%):
    450    Circus Circus Enterprises, Inc. (b).......................     10,350
                                                                        --------
 Financial Services (6.1%):
    151    American Express Co. .....................................     12,637
    660    Dun & Bradstreet Corp.....................................     21,038
    370    Washington Mutual, Inc. ..................................     23,772
                                                                        --------
                                                                          57,447
                                                                        --------
 Food Processing & Packaging (4.2%):
    490    Diageo PLC, ADR...........................................     17,854
    360    Sara Lee Corp. ...........................................     19,643
     60    Universal Foods Corp. ....................................      2,550
                                                                        --------
                                                                          40,047
                                                                        --------
 Forest & Paper Products (2.5%):
    460    Weyerhauser Co. ..........................................     22,914
     30    Willamette Industries Inc. ...............................      1,005
                                                                        --------
                                                                          23,919
                                                                        --------
 Health Care (3.3%):
    225    Aetna, Inc. ..............................................     16,537
    290    United Healthcare Corp. ..................................     14,863
                                                                        --------
                                                                          31,400
                                                                        --------
 Insurance-Broker (1.9%):
    240    Marsh & McLennan Cos., Inc. ..............................     17,730
                                                                        --------
 Insurance--Property, Casualty, Health & Other (2.8%):
    300    St. Paul Cos., Inc. ......................................     26,100
                                                                        --------
 Manufacturing (0.5%):
    104    Kennametal, Inc. .........................................      5,106
                                                                        --------
 Medical Supplies (3.7%):
    525    Bard (C.R.), Inc. ........................................     16,275
    335    Baxter International, Inc. ...............................     18,655
                                                                        --------
                                                                          34,930
                                                                        --------
 Metals & Mining (0.2%):
    120    Barrick Gold Corp. .......................................      2,325
                                                                        --------
 Newspapers (3.5%):
    230    Dow Jones & Co., Inc. ....................................     11,558
    360    Gannett Co., Inc. ........................................     21,780
                                                                        --------
                                                                          33,338
                                                                        --------
 Oil & Gas Exploration, Production, & Services (8.8%):
    275    Burlington Resources, Inc. ...............................     11,756
    670    Sun Co., Inc. ............................................     25,962
    392    Texaco, Inc. .............................................     20,409
    110    Ultramar Diamond Shamrock Corp. ..........................      3,664
    630    USX--Marathon Group.......................................     21,144
                                                                        --------
                                                                          82,935
                                                                        --------
 Oilfield Equipment & Services (1.5%):
    250    Dresser Industries, Inc. .................................      8,938
    150    McDermott International, Inc. ............................      4,781
                                                                        --------
                                                                          13,719
                                                                        --------


                                   Continued

AMSOUTH MUTUAL FUNDS
EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals (4.2%):
    170    American Home Products Corp. .............................   $ 16,224
    610    Pharmacia & Upjohn, Inc. .................................     23,447
                                                                        --------
                                                                          39,671
                                                                        --------
 Pollution Control Services & Equipment (1.3%):
    510    Waste Management, Inc. ...................................     11,985
                                                                        --------
 Railroads (1.8%):
    320    CSX Corp. ................................................     16,960
                                                                        --------
 Retail (15.0%):
    360    CVS Corp. ................................................     23,603
    345    Dayton Hudson Corp. ......................................     24,818
    540    Dillard's, Inc., Class A..................................     18,968
    555    Gap, Inc. ................................................     21,680
    400    May Department Stores Co. ................................     21,025
    120    The Limited, Inc. ........................................      3,180
    700    Wal-Mart Stores, Inc. ....................................     27,911
                                                                        --------
                                                                         141,185
                                                                        --------
 Services (Non-Financial) (0.9%):
    415    Reynolds & Reynolds Co., Class A..........................      8,248
                                                                        --------
 Temporary Services (1.0%):
    640    Olsten Corp. .............................................      9,440
                                                                        --------
 Transportation Leasing & Trucking (2.4%):
    435    Ryder System, Inc. .......................................     14,573
    243    USFreightways Corp. ......................................      8,505
                                                                        --------
                                                                          23,078
                                                                        --------
 Transportation--Marine (0.3%):
     120   Kirby Corp. (b)...........................................      2,505
                                                                        --------
 Utilities--Electric & Gas (3.2%):
     515   Baltimore Gas & Electric Co. .............................     15,644
     590   Southern Co. .............................................     14,344
                                                                        --------
                                                                          29,988
                                                                        --------
 Utilities--Telecommunications (8.8%):
     400   AT&T Corp. ...............................................     25,049
     197   Bell Atlantic Corp. ......................................     18,199
     356   BellSouth Corp. ..........................................     21,560
     315   Sprint Corp. .............................................     18,703
                                                                        --------
                                                                          83,511
                                                                        --------
  Total Common Stocks                                                    916,757
                                                                        --------
 INVESTMENT COMPANIES (2.8%):
  17,953   AmSouth Prime Obligations Fund............................     17,953
   8,313   AmSouth U.S. Treasury Fund................................      8,313
                                                                        --------
  Total Investment Companies                                              26,266
                                                                        --------
  Total (Cost--$618,426) (a)                                            $943,023
                                                                        ========

--------
Percentages indicated are based on net assets of $943,971.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......................................... $335,709
      Unrealized depreciation.........................................  (11,112)
                                                                       --------
      Net unrealized appreciation..................................... $324,597
                                                                       ========

(b)   Represents non-income producing securities.
ADR--American Depository Receipt
PLC--Public Limited Co.



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
EQUITY INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 COMMON STOCKS (68.4%):
 Automotive (2.1%):
     13    Ford Motor Co. ............................................   $   663
                                                                         -------
 Banking (9.3%):
     16    Banc One Corp. ............................................       911
      7    Bankers' Trust New York ...................................       715
      6    J.P. Morgan & Co., Inc. ...................................       640
     12    Wilmington Trust Corp. ....................................       701
                                                                         -------
                                                                           2,967
                                                                         -------
 Chemicals--Speciality (2.4%):
     13    PPG Industries, Inc. ......................................       763
                                                                         -------
 Computers & Peripherals (2.1%):
      8    Adaptec, Inc (b)...........................................       179
      8    Hewlett-Packard Co. .......................................       498
                                                                         -------
                                                                             677
                                                                         -------
 Diversified Manufacturing (1.6%):
      7    General Electric Co. ......................................       527
                                                                         -------
 Electrical & Electronic (3.6%):
     14    AMP, Inc. .................................................       548
     10    Motorola, Inc. ............................................       612
                                                                         -------
                                                                           1,160
                                                                         -------
 Electrical Equipment (2.9%):
     12    Emerson Electric Co. ......................................       729
      8    Kent Electronics Corp. (b).................................       191
                                                                         -------
                                                                             920
                                                                         -------
 Engineering & Construction (2.0%):
     17    Fluor Corp. ...............................................       627
                                                                         -------
 Food Distributors & Wholesalers (1.9%):
     14    Sysco Corp. ...............................................       618
                                                                         -------
 Food Processing & Packaging (3.2%):
      6    General Mills, Inc. .......................................       469
     10    H.J. Heinz Co. ............................................       549
                                                                         -------
                                                                           1,018
                                                                         -------
 Health Care (1.7%):
      8    Johnson & Johnson..........................................       542
                                                                         -------
 Household Goods--Appliances, Furnishings (2.0%):
     26    Tupperware Corp. ..........................................       657
                                                                         -------
 Medical Supplies (2.6%):
     15    Baxter International, Inc. ................................       830
                                                                         -------
 Office Equipment & Services (1.9%):
     13    Pitney Bowes, Inc. ........................................       606
                                                                         -------
 Oil--Integrated (3.9%):
      8    Amoco Corp. ...............................................       659
     10    Exxon Corp. ...............................................       587
                                                                         -------
                                                                           1,246
                                                                         -------
 Pharmaceuticals (7.6%):
      8    American Home Products Corp. ..............................       735
      7    Merck & Co., Inc. .........................................       832
     23    Pharmacia & Upjohn, Inc. ..................................       874
                                                                         -------
                                                                           2,441
                                                                         -------
 Railroads (1.2%):
     13    Norfolk Southern Corp. ....................................       398
                                                                         -------
 Restaurants (2.0%):
     14    McDonald's Corp. ..........................................       646
                                                                         -------
 Retail (5.1%):
     12    J.C. Penney Co., Inc. .....................................       788
     19    Sears & Roebuck Co. .......................................       859
                                                                         -------
                                                                           1,647
                                                                         -------
 Steel (1.8%):
     24    Allegheny Teledyne, Inc. ..................................       581
                                                                         -------
 Tire & Rubber (1.4%):
     11    B.F. Goodrich, Inc. .......................................       440
                                                                         -------
 Tobacco & Tobacco Products (2.4%):
     19    Philip Morris Cos., Inc. ..................................       768
                                                                         -------
 Utilities--Electric & Gas (1.9%):
     17    Pacific Enterprises........................................       606
                                                                         -------
 Utilities--Telecommunications (1.8%):
     12    U.S. West Communications Group.............................       565
                                                                         -------
  Total Common Stocks                                                     21,913
                                                                         -------


                                   Continued

AMSOUTH MUTUAL FUNDS
EQUITY INCOME FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   -------
 CONVERTIBLE BONDS (6.3%):
 Computers & Peripherals (0.9%):
   $365    Adaptec, Inc., 4.75%, 2/1/04..............................   $   302
                                                                        -------
 Electrical Equipment (1.0%):
    375    Kent Electronics Corp., 4.5%, 9/1/04......................       317
                                                                        -------
 Manufacturing (1.9%):
    600    Xilinx, Inc., 5.25%, 11/1/02..............................       596
                                                                        -------
 Oilfield Equipment & Services (2.5%):
    315    Diamond Offshore Drilling, Inc., 3.75%, 2/15/07, Callable
            2/22/01 @ 102.08.........................................       391
    400    Parker Drilling Corp., 5.50%, 8/1/04, Callable 8/1/00 @
            103.14...................................................       424
                                                                        -------
                                                                            815
                                                                        -------
  Total Convertible Bonds                                                 2,030
                                                                        -------
 CONVERTIBLE PREFERRED STOCKS (24.5%):
 Banking (4.8%):
     23    National Australia Bank, Callable 3/19/07 @ $25...........       658
      8    Jefferson Pilot/ NationsBank*.............................       868
                                                                        -------
                                                                           1526
                                                                        -------
 Building Materials (1.5%):
     19    Decs Trust II/Royal Group Technology......................       476
                                                                        -------
 Computer Software (3.7%):
     13    Microsoft Corp., Series A.................................     1,176
                                                                        -------
 Fertilizers (1.2%):
     11    Merrill Lynch & Co., Inc./ IMC Global (STRYPES)**.........       396
                                                                        -------
 Financial Services (2.0%):
     13    SunAmerica, Inc. .........................................       633
                                                                        -------
 Food Processing & Packaging (4.2%):
     17    Dole Food (TRACES)........................................       729
      9    Ralston Purina Group/
            Interstate
            Bakeries (b).............................................       623
                                                                        -------
                                                                          1,352
                                                                        -------
 Gas Distribution (1.5%):
     15    MCN Energy Group,
            Inc.(PRIDES).............................................       469
                                                                        -------
 Newspapers (1.9%):
     52    Hollinger International,
            Inc., Callable
            8/1/99 @ $9.99...........................................       658
                                                                        -------
 Oil Refining & Marketing (1.7%):
      8    Tosco-Preference (c)......................................       464
      1    Tosco Financing Trust.....................................        66
                                                                        -------
                                                                            530
                                                                        -------
 Telecommunications (2.0%):
     10    Salomon, Inc. (Cincinnati Bell)...........................       650
                                                                        -------
  Total Convertible Preferred Stocks                                      7,866
                                                                        -------
 INVESTMENT COMPANIES (0.4%):
    137    AmSouth Prime Obligations
            Fund.....................................................       137
                                                                        -------
  Total Investment Companies                                                137
                                                                        -------
  Total (Cost--$30,114) (a)                                             $31,946
                                                                        =======


                                   Continued

AMSOUTH MUTUAL FUNDS
EQUITY INCOME FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

--------
Percentages indicated are based on net assets of $32,063.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................... $2,459
      Unrealized depreciation...........................................   (627)
                                                                         ------
      Net unrealized appreciation....................................... $1,832
                                                                         ======

(b)   Represents non-income producing securities.
(c) Section 144A security which is restricted as to resale to institutional investors.
*At maturity, convertible to shares of NationsBank common stock.
**At maturity, convertible to shares of IMC Global, Inc common stock.
STRYPES--Structured Yield Product Exchangeable for Stock
TRACES--Trust Automatic Common Exchange Securities
PRIDES--Preferred Redeemable Increased Dividend Equity Securities


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
CAPITAL GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                         SECURITY                               MARKET
  AMOUNT                          DESCRIPTION                             VALUE
 --------- ------------------------------------------------------------   ------
 COMMON STOCKS (98.9%):
 Apparel (1.4%):
      3    Jones Apparel Group, Inc.(b) ..................................$  113
                                                                          ------
 Banking (14.6%):
      2    Comerica, Inc. .............................................      208
      2    Commerce Bancshares, Inc. ..................................      133
      3    First American Corp.-Tenn ..................................      130
      8    Hibernia Corp. .............................................      158
      2    Keycorp ....................................................      130
      3    MBNA Corp. .................................................       98
      3    Northern Trust Corp. .......................................      168
      4    Southtrust Corp. ...........................................      198
                                                                          ------
                                                                           1,223
                                                                          ------
 Beverages (3.7%):
      5    Coca Cola Enterprises, Inc. ................................      147
      4    PepsiCo, Inc. ..............................................      158
                                                                          ------
                                                                             305
                                                                          ------
 Computer Software (9.3%):
      4    Computer Associates International,
            Inc. ......................................................      212
      4    HBO & Co. ..................................................      194
      1    Microsoft Corp.(b) .........................................      164
      6    Peoplesoft, Inc.(b) ........................................      210
                                                                          ------
                                                                             780
                                                                          ------
 Computers & Peripherals (7.5%):
     11    Apple Computer, Inc.(b) ....................................      209
      7    Compaq Computer Corp. ......................................      211
      4    Sun Microsystems, Inc.(b) ..................................      201
                                                                          ------
                                                                             621
                                                                          ------
 Construction (1.4%):
      2    Centex Corp. ...............................................      113
                                                                          ------
 Consumer Goods (2.4%):
      7    Premark International, Inc. ................................      196
                                                                          ------
 Diversified Manufacturing (6.5%):
      4    Crane Co. ..................................................      173
      2    General Electric Co. .......................................      178
      4    Tyco International Ltd. ....................................      186
                                                                          ------
                                                                             537
                                                                          ------
 Electrical & Electronic (0.7%):
      1    Phillips N.V. ..............................................       60
                                                                          ------
 Electronic Components-Semiconductors (3.0%):
      3    Applied Materials, Inc.(b) .................................      111
      1    Rockwell International Corp. ...............................       39
      5    VLSI Technology, Inc.(b) ...................................      100
                                                                          ------
                                                                             250
                                                                          ------
 Financial Services (2.7%):
      3    American Express Co. .......................................      226
                                                                          ------
 Food Processing & Packaging (1.3%):
      2    H.J. Heinz Co. .............................................      111
                                                                          ------
 Food Products & Services (2.3%):
      4    Campbell Soup Co. ..........................................      187
                                                                          ------
 Household Goods-Appliances, Furnishings, Etc. (1.6%):
      3    Sunbeam Oster, Inc. ........................................      129
                                                                          ------
 Insurance (8.1%):
      2    Allstate Corp. .............................................      195
      2    American International Group, Inc. .........................      177
      5    Conseco, Inc ...............................................      205
      2    Torchmark Corp. ............................................       96
                                                                          ------
                                                                             673
                                                                          ------
 Oil & Gas Exploration, Production, & Services (2.6%):
      2    Coastal Corp. ..............................................       99
      3    Sun Co., Inc. ..............................................      116
                                                                          ------
                                                                             215
                                                                          ------
 Pharmaceuticals (6.1%):
      2    Bristol-Myers Squibb Co. ...................................      150
      3    Eli Lilly & Co. ............................................      176
      3    Schering-Plough Corp. ......................................      180
                                                                          ------
                                                                             506
                                                                          ------
 Retail (8.3%):
      7    CompUSA, Inc.(b) ...........................................      201
      2    Dayton Hudson Corp. ........................................      129
      6    General Nutrition Companies(b) .............................      209
      4    TJX Companies, Inc. ........................................      146
                                                                          ------
                                                                             685
                                                                          ------


                                   Continued

AMSOUTH MUTUAL FUNDS
CAPITAL GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------   ------
 COMMON STOCKS, CONTINUED:
 Soaps & Cleaning Agents (6.4%):
      3    Clorox Corp. ...............................................   $  199
      1    Colgate-Palmolive, Inc. ....................................       95
      3    Procter & Gamble Co. .......................................      236
                                                                          ------
                                                                             530
                                                                          ------
 Telecommunications-Equipment (5.7%):
      2    Lucent Technologies, Inc. ..................................      186
     17    Paging Network, Inc.(b) ....................................      217
      1    Tellabs, Inc.(b) ...........................................       72
                                                                          ------
                                                                             475
                                                                          ------
 Tobacco & Tobacco Products (1.0%):
      2    Philip Morris Cos., Inc. ...................................   $   87
                                                                          ------
 Utilities-Telecommunications (2.3%):
      3    AT&T Corp. .................................................      188
                                                                          ------
  Total Common Stocks                                                      8,210
                                                                          ------
  Total (Cost--$7,958) (a)                                                $8,210
                                                                          ======

--------
Percentages indicated are based on net assets of $8,301.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation .........................................   $ 579
      Unrealized depreciation .........................................    (327)
                                                                         ------
      Net unrealized appreciation .....................................   $ 252
                                                                         ======

(b)   Represents non-income producing securities.




                       See notes to financial statements

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS (52.3%):
 Apparel (0.5%):
    140    Phillips-Van Heusen Corp. ................................   $  1,689
                                                                        --------
 Automotive (1.7%):
    120    Ford Motor Co. ...........................................      6,120
                                                                        --------
 Automotive Parts (1.0%):
    101    Arvin Industries, Inc. ...................................      3,485
                                                                        --------
 Banking (1.8%):
     40    J.P. Morgan & Co., Inc. ..................................      4,048
     40    NationsBank Corp. ........................................      2,400
                                                                        --------
                                                                           6,448
                                                                        --------
 Chemicals-Speciality (0.9%):
    205    Engelhard Corp. ..........................................      3,434
                                                                        --------
 Computers & Peripherals (0.5%):
     20    International Business Machines Corp. ....................      1,974
                                                                        --------
 Consumer Goods (0.8%):
     65    American Greetings Corp., Class A ........................      2,815
                                                                        --------
 Containers (1.1%):
    150    Rubbermaid, Inc. .........................................      3,881
                                                                        --------
 Electrical & Electronic (1.9%):
    120    AMP, Inc. ................................................      4,800
     32    Avnet, Inc. ..............................................      1,952
                                                                        --------
                                                                           6,752
                                                                        --------
 Entertainment (0.7%):
    105    Circus Circus Enterprises, Inc.(b) .......................      2,415
                                                                        --------
 Financial Services (3.1%):
     35    American Express Co. .....................................      2,929
    110    Dun & Bradstreet Corp. ...................................      3,506
     75    Washington Mutual, Inc. ..................................      4,819
                                                                        --------
                                                                          11,254
                                                                        --------
 Food Processing & Packaging (2.2%):
     90    Diageo PLC, ADR ..........................................      3,279
     70    Sara Lee Corp. ...........................................      3,820
     18    Universal Foods Corp. ....................................        765
                                                                        --------
                                                                           7,864
                                                                        --------
 Forest & Paper Products (1.3%):
     90    Weyerhauser Co. ..........................................      4,483
     10    Willamette Industries, Inc. ..............................        335
                                                                        --------
                                                                           4,818
                                                                        --------
 Health Care (1.6%):
     50    Aetna, Inc. ..............................................      3,675
     43    United Healthcare Corp. ..................................      2,204
                                                                        --------
                                                                           5,879
                                                                        --------
 Insurance-Broker (0.8%):
     40    Marsh & McLennan Cos., Inc. ..............................      2,955
                                                                        --------
 Insurance-Property, Casualty, Health & Other (1.3%):
     55    St. Paul Cos., Inc. ......................................      4,785
                                                                        --------
 Manufacturing (0.4%):
     31    Kennametal, Inc. .........................................      1,525
                                                                        --------
 Medical Supplies (2.2%):
     75    Bard (C.R.), Inc. ........................................      2,325
    100    Baxter International, Inc. ...............................      5,569
                                                                        --------
                                                                           7,894
                                                                        --------
 Metals & Mining (0.2%):
     40    Barrick Gold Corp. .......................................        775
                                                                        --------
 Newspapers (1.9%):
     30    Dow Jones & Co., Inc. ....................................      1,508
     90    Gannett Co., Inc. ........................................      5,445
                                                                        --------
                                                                           6,953
                                                                        --------
 Oil & Gas Exploration, Production, & Services (4.8%):
     60    Burlington Resources, Inc. ...............................      2,565
    105    Sun Co., Inc. ............................................      4,069
     80    Texaco, Inc. .............................................      4,165
     50    Ultramar Diamond Shamrock Corp. ..........................      1,666
    150    USX--Marathon Group ......................................      5,034
                                                                        --------
                                                                          17,499
                                                                        --------
 Oilfield Equipment & Services (0.8%):
     75    Dresser Industries, Inc. .................................      2,681
     10    McDermott International, Inc. ............................        319
                                                                        --------
                                                                           3,000
                                                                        --------


                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals (2.6%):
     45    American Home Products Corp. .............................   $  4,295
    134    Pharmacia & Upjohn, Inc. .................................      5,150
                                                                        --------
                                                                           9,445
                                                                        --------
 Pollution Control Services & Equipment (0.7%):
    115    Waste Management, Inc. ...................................      2,703
                                                                        --------
 Railroads (0.7%):
     50    CSX Corp. ................................................      2,650
                                                                        --------
 Retail (7.5%):
     70    CVS Corp. ................................................      4,589
     54    Dayton Hudson Corp. ......................................      3,885
    105    Dillard's, Inc., Class A .................................      3,688
    120    Gap, Inc. ................................................      4,688
     70    May Department Stores Co. ................................      3,679
     30    The Limited, Inc. ........................................        795
    150    Wal-Mart Stores, Inc. ....................................      5,980
                                                                        --------
                                                                          27,304
                                                                        --------
 Services (Non-Financial) (0.4%):
     80    Reynolds & Reynolds Co., Class A .........................      1,590
                                                                        --------
 Temporary Services (0.5%):
    120    Olsten Corp. .............................................      1,770
                                                                        --------
 Transportation Leasing & Trucking (1.3%):
     85    Ryder System, Inc. .......................................      2,848
     55    USFreightways Corp. ......................................      1,925
                                                                        --------
                                                                           4,773
                                                                        --------
 Transportation-Marine (0.2%):
     30    Kirby Corp.(b) ...........................................        626
                                                                        --------
 Utilities-Electric & Gas (1.7%):
    110    Baltimore Gas & Electric Co. .............................      3,341
    115    Southern Co. .............................................      2,796
                                                                        --------
                                                                           6,137
                                                                        --------
 Utilities-Telecommunications (5.2%):
     60    AT&T Corp. ...............................................      3,758
     55    Bell Atlantic Corp. ......................................      5,091
     90    BellSouth Corp. ..........................................      5,449
     80    Sprint Corp. .............................................      4,750
                                                                        --------
                                                                          19,048
                                                                        --------
  Total Common Stocks                                                    190,260
                                                                        --------
 CORPORATE BONDS (21.4%):
 Appliances (0.1%):
  $   500  Whirlpool Corp., 9.50%, 6/15/00 ..........................   $    541
                                                                        --------
 Automotive (0.6%):
    1,430  Ford Capital B.V., 9.13%, 5/1/98 (Guaranteed by Ford
            Motor Co.) ..............................................      1,442
      700  General Motors Corp., 9.63%, 12/1/00 .....................        768
                                                                        --------
                                                                           2,210
                                                                        --------
 Banking (4.7%):
      930  BankAmerica Corp., 9.50%, 4/1/01 .........................      1,024
    1,000  Bankers Trust Co., 9.50%, 6/14/00 ........................      1,079
    3,000  John Deere, 5.85%, 01/15/01 ..............................      3,008
    2,500  Mellon Financial Co., 6.30%, 6/1/00 (Guaranteed By Mellon
            Bank Corp.) .............................................      2,531
    4,185  NationsBank Corp., 5.38%, 4/15/00 ........................      4,153
    2,000  SunTrust Banks, Inc., 7.38%, 7/1/06 ......................      2,143
    1,565  Wachovia Corp., 5.40%, 02/20/01 ..........................      1,545
    1,475  Wachovia Corp., 6.63%, 11/15/06 ..........................      1,512
                                                                        --------
                                                                          16,995
                                                                        --------
 Brokerage Services (3.4%):
    3,000  Bear Stearns & Co., Inc., 6.50%, 8/1/02 ..................      3,049
    4,000  Dean Witter Discover & Co., 6.00%, 3/1/98 ................      4,000
    2,000  Merrill Lynch & Co., Inc., 6.00%, 3/1/01 .................      2,013
    1,000  Morgan Stanley Group, Inc., 9.25%, 3/1/98 ................      1,003
    2,000  Morgan Stanley Group, Inc., 8.10%, 6/24/02 ...............      2,163
                                                                        --------
                                                                          12,228
                                                                        --------
 Entertainment (0.3%):
    1,000  Columbia Pictures Entertainment, Inc., 9.88%, 2/1/98 .....      1,000
                                                                        --------
 Financial Commercial (1.1%):
    4,000  Associates Corp. N. A., 6.75%, 7/15/01 ...................      4,110
                                                                        --------
 Financial Services (0.9%):
    1,200  British Telecom Finance, Inc., 9.38%, 2/15/99 (Guaranteed
            by British Telecommunications PLC) ......................      1,246


                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS, CONTINUED:
 Financial Services, continued:
  $ 1,000  Commercial Credit Co., 7.88%, 7/15/04 ....................   $  1,094
    1,000  Ford Motor Credit Corp., 5.63%, 1/15/99 ..................      1,000
                                                                        --------
                                                                           3,340
                                                                        --------
 Food Products & Services (0.3%):
    1,000  H.J. Heinz Co., 6.75%, 10/15/99 ..........................      1,016
                                                                        --------
 Forest & Paper Products (0.3%):
    1,000  Mead Corp., 6.60%, 3/1/02 ................................      1,020
                                                                        --------
 Industrial Goods & Services (4.1%):
      500  Browning-Ferris Industries, Inc., 6.10%, 1/15/03 .........        503
    1,000  Dresser Industries, Inc., 6.25%, 6/1/00 ..................      1,014
    3,000  First Data Corp., 6.75%, 7/15/05 .........................      3,122
    2,000  Gannett Co., Inc., 5.85%, 5/1/00 .........................      2,008
    2,000  Honeywell, Inc., 6.75%, 3/15/02 ..........................      2,055
    3,000  Monsanto Co., 6.00%, 7/1/00 ..............................      3,023
    1,000  Waste Management, Inc., 8.25%, 11/15/99 ..................      1,036
    2,000  Waste Management, Inc., 7.70%, 10/1/02 ...................      2,128
                                                                        --------
                                                                          14,889
                                                                        --------
 Insurance (1.1%):
    1,000  Allstate Corp., 5.88%, 6/15/98 ...........................      1,001
    1,400  Capital Holding Corp., 9.20%, 4/17/01 ....................      1,533
      279  Chubb Corp., 8.75%, 11/15/99 .............................        293
    1,200  Torchmark Corp., 9.63%, 5/1/98 ...........................      1,211
                                                                        --------
                                                                           4,038
                                                                        --------
 Oil & Gas Exploration, Production, & Services (0.5%):
    1,550  BP America, Inc., 9.38%, 11/1/00 (Guaranteed by British
            Petroleum PLC) .............................................   1,693
                                                                        --------
 Pharmaceuticals (0.3%):
    1,000  McKesson Corp., 8.63%, 2/1/98 ............................      1,000
                                                                        --------
 Retail (1.1%):
    2,000  J.C. Penney Co., Inc., 7.25%, 4/1/02 .....................      2,080
    2,000  Wal-Mart Stores, Inc., 6.75%, 5/15/02 ....................      2,068
                                                                        --------
                                                                           4,148
                                                                        --------
 Telecommunications-Equipment (0.5%):
    1,730  Lucent Technologies, Inc., 6.90%, 7/15/01 ................      1,791
                                                                        --------
 Utilities-Electric & Gas (2.1%):
    3,450  Duke Power Co., 7.00%, 6/1/00 ............................      3,549
    1,275  Georgia Power Co., 6.13%, 9/1/99 .........................      1,281
    2,000  Oklahoma Gas & Electric Co., 6.25%, 10/15/00 .............      2,028
      900  Pennsylvania Power & Light Co., 6.00%, 6/1/00 ............        906
                                                                        --------
                                                                           7,764
                                                                        --------
  Total Corporate Bonds                                                   77,783
                                                                        --------
 MUNICIPAL BONDS (1.1%):
 Illinois (1.1%):
    3,800  Chicago Building Taxable, 7.00%, 1/1/06 ..................      4,099
                                                                        --------
  Total Municipal Bonds                                                    4,099
                                                                        --------
 U.S. GOVERNMENT AGENCIES (6.5%):
    7,000  Federal Home Loan Mortgage Corp., 5.83%, 2/9/06 ..........      6,994
    2,000  Federal Home Loan Mortgage Corp., 7.10%, 4/10/07 .........      2,176
    5,400  Federal National Mortgage Association, 5.50%, 2/2/01 .....      5,388
    5,000  Federal National Mortgage Association, 6.21, 11/7/07 .....      5,129
    4,000  Tennessee Valley Authority, 6.00%, 11/1/00 ...............      4,025
                                                                        --------
  Total U.S. Government Agencies                                          23,712
                                                                        --------
 U.S. TREASURY BONDS (12.6%):
    6,300  5.75%, 8/15/03 ...........................................      6,388
    7,000  5.88%, 11/15/05 ..........................................      7,141
    6,000  7.50%, 11/15/16 ..........................................      7,107
   10,000  7.25%, 8/15/22 ...........................................     11,732
   12,900  6.25%, 8/15/23 ...........................................     13,501
                                                                        --------
  Total U.S. Treasury Bonds                                               45,869
                                                                        --------
 U.S. TREASURY STRIPS (2.4%):
   12,000  2/15/04 ..................................................      8,643
                                                                        --------
  Total U.S. Treasury Strips                                               8,643
                                                                        --------



                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)


 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 INVESTMENT COMPANIES (2.9%):
  $10,693  AmSouth Prime Obligations Fund ...........................   $ 10,693
        1  AmSouth U.S. Treasury Fund ...............................          1
                                                                        --------
  Total Investment Companies                                              10,694
                                                                        --------
  Total (Cost--$282,003) (a)                                            $361,060
                                                                        ========

--------
Percentages indicated are based on net assets of $363,931.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation .......................................   $81,502
      Unrealized depreciation .......................................    (2,445)
                                                                        -------
      Net unrealized appreciation ...................................   $79,057
                                                                        =======

(b)   Represents non-income producing securities.
ADR--American Depository Receipt
PLC--Public Limited Co.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 CORPORATE BONDS (46.9%):
 Aerospace/Defense (1.0%):
  $ 3,000  Boeing Corp., 6.875%, 11/1/06.............................   $  3,176
                                                                        --------
 Appliances (0.2%):
      500  Whirlpool Corp., 9.50%, 6/15/00...........................        541
                                                                        --------
 Automotive (1.6%):
    4,070  Ford Capital B.V., 9.13%, 5/1/98 (Guaranteed by Ford Motor
            Co.).......................................................    4,104
      908  General Motors Corp., 9.63%, 12/1/00......................        997
                                                                        --------
                                                                           5,101
                                                                        --------
 Banking (7.4%):
    3,032  Banc One Corp., 7.00%, 7/15/05............................      3,149
    1,150  BankAmerica Corp., 9.50%, 4/1/01..........................      1,266
    7,000  Bankers Trust Co., 9.50%, 6/14/00.........................      7,552
    3,856  J.P. Morgan & Co., 7.63%, 9/15/04.........................      4,179
    4,306  NationsBank Corp., 5.38%, 4/15/00.........................      4,274
    2,259  SunTrust Banks, Inc., 7.38%, 7/1/06.......................      2,420
                                                                        --------
                                                                          22,840
                                                                        --------
 Beverages (2.1%):
    3,000  Coca-Cola Enterprises, Inc., 6.38%, 8/1/01................      3,049
    3,530  PepsiCo, Inc., 7.63%, 11/1/98.............................      3,571
                                                                        --------
                                                                           6,620
                                                                        --------
 Brokerage Services (2.7%):
    2,500  Bear Stearns & Co., Inc., 6.63%, 10/1/04..................      2,553
    3,000  Dean Witter Discover & Co., 6.50%, 11/1/05................      3,052
    1,035  Merrill Lynch & Co., Inc., 9.00%, 5/1/98..................      1,043
    1,000  Merrill Lynch & Co., Inc., 6.38%, 3/30/99.................      1,008
      750  Merrill Lynch & Co., Inc., 8.25%, 11/15/99................        780
                                                                        --------
                                                                           8,436
                                                                        --------
 Entertainment (0.3%):
    1,000  Columbia Pictures Entertainment, Inc., 9.88%, 2/1/98......      1,000
                                                                        --------
 Financial Services (5.7%):
    2,000  American Express Credit Corp., 6.50%, 8/1/00..............      2,035
    2,000  Associates Corp., 6.25%, 3/15/99..........................      2,012
    3,091  Avco Financial Service Corp., 5.50%, 4/1/00...............      3,082
    2,000  Commercial Credit Co., 7.38%, 3/15/02.....................      2,108
    3,000  Commercial Credit Co., 6.50%, 8/1/04......................      3,041
    1,100  Ford Motor Credit Co., 6.25%, 12/8/05.....................      1,101
    1,000  Margaretten Financial Corp., 6.75%, 6/15/00...............      1,019
    2,000  Norwest Financial, Inc., 6.63%, 7/15/04...................      2,068
                                                                        --------
                                                                          16,466
                                                                        --------
 Food Products & Services (0.6%):
    2,000  Campbell Soup Co., 6.15%, 12/1/02.........................      2,025
                                                                        --------
 Forest & Paper Products (1.0%):
    3,000  Mead Corp., 6.60%, 3/1/02.................................      3,060
                                                                        --------
 Industrial Goods & Services (6.5%):
    2,000  Air Products & Chemicals, Inc., 8.35%, 1/15/02............      2,168
    2,655  Browning-Ferris Industries, Inc., 6.10%, 1/15/03..........      2,670
    2,000  E. I. Dupont de Nemours & Co., 6.50%, 9/1/02..............      2,053
    2,570  E. I. Dupont de Nemours & Co., 6.75%, 10/15/02............      2,660
      774  Exxon Capital Corp., 7.45%, 12/15/01......................        820
    2,000  First Data Corp., 6.75%, 7/15/05..........................      2,083
    1,475  Illinois Tool Works, Inc., 5.88%, 3/1/00..................      1,481
    1,456  Rockwell International Corp., 6.63%, 6/1/05...............      1,516
    2,449  Waste Management, Inc., 6.38%, 12/1/03....................      2,437
    2,000  Waste Management, Inc., 7.00%, 5/15/05....................      2,060
                                                                        --------
                                                                          19,948
                                                                        --------
 Insurance (2.5%):
    1,000  AON Corp., 6.88%, 10/1/99.................................      1,017
    1,600  Capital Holding Corp., 9.20%, 4/17/01.....................      1,752
      660  Chubb Corp., 8.75%, 11/15/99..............................        693
    3,000  Hartford Life, Inc., 6.90%, 6/15/04.......................      3,112
    1,300  Torchmark Corp., 9.63%, 5/1/98............................      1,312
                                                                        --------
                                                                           7,886
                                                                        --------


                                   Continued

AMSOUTH MUTUAL FUNDS
BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 CORPORATE BONDS, CONTINUED:
 Oil & Gas Exploration, Production, & Services (0.5%):
  $ 1,464  BP America, Inc., 9.38%, 11/1/00 (Guaranteed by British
            Petroleum PLC)..........................................   $  1,599
                                                                       --------
 Pharmaceuticals (0.3%):
    1,000  McKesson Corp., 8.63%, 2/1/98............................      1,000
                                                                       --------
 Railroads (1.1%):
    2,395  Union Pacific Corp., 6.25%, 3/15/99......................      2,407
    1,000  Union Pacific Corp., 7.00%, 6/15/00......................      1,024
                                                                       --------
                                                                          3,431
                                                                       --------
 Retail (1.6%):
    1,000  Wal-Mart Stores, Inc., 6.75%, 5/15/02....................      1,034
    4,000  Wal-Mart Stores, Inc., 5.65%, 2/1/10.....................      3,995
                                                                       --------
                                                                          5,029
                                                                       --------
 Utilities--Electric & Gas (5.5%):
    1,310  British Telecom Finance, Inc., 9.38%, 2/15/99 (Guaranteed
            by British Telecommunications PLC)......................      1,361
    2,000  Consolidated Edison Co. of New York, Inc., 6.63%, 2/1/02.      2,045
    1,000  Northern States Power Co., 5.50%, 2/1/99.................        999
    2,500  Northern States Power Co., 7.88%, 10/1/01................      2,669
    2,250  Oklahoma Gas & Electric Co., 6.25%, 10/15/00.............      2,281
      500  Pacific Gas & Electric Co., 5.38%, 6/1/98................        499
    1,000  Southern California Edison Co., 5.60%, 12/15/98..........        999
    2,000  Tampa Electric Co., 6.13%, 5/1/03........................      2,028
    2,500  Virginia Electric & Power Co., 8.00%, 3/1/04.............      2,744
    3,000  Wisconsin Electric Power, 6.625%, 11/15/96...............      3,115
                                                                       --------
                                                                         18,740
                                                                       --------
 Utilities--Telecommunications (6.3%):
    3,000  BellSouth Telecommunications, Inc., 6.25%, 5/15/03.......      3,053
    2,000  GTE California, Inc., 5.63%, 2/1/01......................      1,985
    2,295  GTE Northwest, Inc., Series A, 7.38%, 5/1/01.............      2,390
    1,600  GTE Southwest, Inc., Series A, 5.82%, 12/1/99............      1,600
      500  Michigan Bell Telephone, 5.88%, 9/15/99..................        502
    2,000  Pacific Bell, 6.88%, 8/15/06.............................      2,098
    2,000  Southern New England Telecommunications Corp.,
            6.50%, 2/15/02..........................................      2,040
    2,000  Southwestern Bell Telephone, 6.63%, 4/1/05...............      2,058
    4,000  US West Communications Group, 6.63%, 9/15/05.............      4,113
                                                                       --------
                                                                         19,839
                                                                       --------
  Total Corporate Bonds                                                 146,737
                                                                       --------
 U.S. GOVERNMENT AGENCIES (10.1%):
    2,000  Federal Home Loan Mortgage Corp., 7.10%, 4/10/07.........      2,176
    3,000  Federal National Mortgage Assoc., 6.59%, 5/21/02.........      3,106
    7,500  Federal National Mortgage Assoc., 7.05%, 11/12/02........      7,930
    1,500  Federal National Mortgage Assoc., 7.40%, 7/1/04..........      1,628
   13,700  Federal National Mortgage Assoc., 8.50%, 2/1/05..........     14,428
    2,300  Federal National Mortgage Assoc., 5.88%, 2/2/06..........      2,305
                                                                       --------
  Total U.S. Government Agencies                                         31,573
                                                                       --------
 U.S. TREASURY BONDS (38.8%):
   24,000  5.75%, 8/15/03...........................................     24,336
   19,000  7.88%, 11/15/05..........................................     19,384
    8,000  6.50%, 10/15/06..........................................      8,502
   17,329  3.38%, 1/15/07**.........................................     16,944
   18,000  7.50%, 11/15/16..........................................     21,321
   29,700  6.25%, 8/15/23...........................................     31,083
                                                                       --------
  Total U.S. Treasury Bonds                                             121,570
                                                                       --------
 U.S. TREASURY STRIPS (1.8%):
    8,000  2/15/04..................................................      5,762
                                                                       --------
  Total U.S. Treasury Strips                                              5,762
                                                                       --------


                                   Continued

AMSOUTH MUTUAL FUNDS
BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 MEDIUM TERM NOTES (0.0%):
  $    25  Associates Corp. N.A., 6.00%, 3/15/99.....................   $     25
                                                                        --------
  Total Medium Term Notes                                                     25
                                                                        --------
 INVESTMENT COMPANIES (1.1%):
    3,501  AmSouth Prime Obligations Fund............................      3,501
                                                                        --------
  Total Investment Companies                                               3,501
                                                                        --------
  Total (Cost--$294,194) (a)                                            $309,168
                                                                        ========

--------
Percentages indicated are based on net assets of $313,167.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation.........................................   $15,484
     Unrealized depreciation.........................................      (510)
                                                                        -------
     Net unrealized appreciation.....................................   $14,974
                                                                        =======

**Inflation indexed bonds
PLC--Public Limited Co.



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
GOVERNMENT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------

 U.S. GOVERNMENT AGENCIES (85.0%):
 Federal National Mortgage Assoc.:
   $ 700   5.94%, 12/12/05.............................................   $  706
 Government National Mortgage Assoc.
      49   9.50%, 5/15/18, Pool #237970................................       53
      82   9.00%, 6/15/18, Pool #251674................................       88
     101   9.00%, 8/15/18, Pool #256195................................      107
      85   9.50%, 2/15/19, Pool #229511................................       91
     149   9.50%, 6/15/19, Pool #273497................................      161
      12   9.50%, 7/15/19, Pool #272490................................       13
      67   9.00%, 10/15/19, Pool #265423...............................       71
     130   9.00%, 10/15/19, Pool #282314...............................      138
      63   8.50%, 12/15/19, Pool #192962...............................       67
     115   9.00%, 12/15/19, Pool #155126...............................      123
     103   9.00%, 1/15/20, Pool #145478................................      111
      55   9.00%, 3/15/20, Pool #281980................................       59
      83   9.00%, 5/15/20, Pool #282467................................       88
      64   9.50%, 5/15/20, Pool #288952................................       69
     253   9.50%, 9/15/20, Pool #287187................................      273
      25   9.50%, 9/15/20, Pool #210730................................       27
     147   8.50%, 11/15/20, Pool #296517...............................      154
      74   9.00%, 11/15/20, Pool #293865...............................       79
     207   9.50%, 11/15/20, Pool #282659...............................      223
     136   9.50%, 11/15/20, Pool #299157...............................      147
      51   9.50%, 12/15/20, Pool #295078...............................       55
       7   9.50%, 12/15/20, Pool #297517...............................        7
      22   9.50%, 1/15/21, Pool #300061................................       23
     370   9.00%, 2/15/21, Pool #295094................................      394
     118   8.50%, 8/15/21, Pool #310287................................      124
      66   8.50%, 8/15/21, Pool #310782................................       69
     185   9.50%, 8/15/21, Pool #306082................................      199
      48   9.00%, 9/15/21, Pool #312960................................       51
     103   9.00%, 9/15/21, Pool #312637................................      110
      88   8.50%, 10/15/21, Pool #313828...............................       93
      94   9.00%, 10/15/21, Pool #309619...............................      101
      94   9.00%, 1/15/22, Pool #316246................................      101
      25   9.00%, 4/15/22, Pool #312880................................       27
      79   9.00%, 6/15/22, Pool #315171................................       85
      23   9.00%, 9/15/22, Pool #333385................................       25
      11   8.50%, 2/15/23, Pool #343166................................       11
     191   7.50%, 6/15/24, Pool #401000................................      196
     985   7.50%, 7/15/25, Pool #365408................................    1,011
     444   7.50%, 8/15/25, Pool #408478................................      457
     652   7.50%, 9/15/25, Pool #394478................................      671
     790   7.50%, 9/15/25, Pool #377615................................      813
     426   7.50%, 12/15/25, Pool #384943...............................      439
     470   8.00%, 7/15/26, Pool #391645................................      489
                                                                          ------
  Total U.S. Government Agencies                                           8,399
                                                                          ------
 U.S TREASURY SECURITIES (11.6%)
     200   5.88%, 11/15/99.............................................      202
     800   7.50%, 11/15/16.............................................      948
                                                                          ------
  Total U.S. Treasury Bonds                                                1,150
                                                                          ------
 INVESTMENT COMPANIES (3.8%):
     377   AmSouth U.S. Treasury Fund..................................      377
                                                                          ------
  Total Investment Companies                                                 377
                                                                          ------
  Total (Cost--$9,667) (a)                                                $9,926
                                                                          ======

--------
Percentages indicated are based on net assets of $9,885.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
     Unrealized appreciation...........................................    $268
     Unrealized depreciation...........................................      (9)
                                                                           ----
     Net unrealized appreciation.......................................    $259
                                                                           ====



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
LIMITED MATURITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 CORPORATE BONDS (79.8%):
 Automotive (3.1%):
   $3,500  GMAC, 6.75%, 2/7/02.......................................   $  3,583
                                                                        --------
 Banking (8.5%):
    3,000  Banc One Corp., 6.25%, 9/1/00.............................      3,033
    1,500  Firstar Bank, 6.25%, 12/1/02..............................      1,515
    2,000  NationsBank Corp., 5.38%, 4/15/00.........................      1,985
    2,500  NationsBank Corp., 5.70%, 9/11/00.........................      2,497
      900  Wachovia Bank, 6.30%, 3/15/01.............................        911
                                                                        --------
                                                                           9,941
                                                                        --------
 Beverages (1.3%):
    1,500  PepsiCo, Inc., 5.46%, 7/1/98..............................      1,498
                                                                        --------
 Brokerage Services (3.1%):
    2,500  Bear Stearns & Co., Inc., 6.50%, 6/15/00..................      2,543
    1,000  Bear Stearns & Co., Inc., 6.05%, 7/5/00...................      1,018
                                                                        --------
                                                                           3,561
                                                                        --------
 Farm Equipment (2.6%)
    3,000  John Deere, 5.85%, 1/15/01................................      3,008
                                                                        --------
 Financial Services (18.4%):
    1,200  Associates Corp. of North America, 7.50%, 5/15/99.........      1,225
    3,000  Associates Corp. of North America, 7.25%, 9/1/99..........      3,063
      500  Beneficial Corp., 7.32%, 11/17/99.........................        511
    1,000  Commercial Credit Co., 8.26%, 11/1/01.....................      1,080
    2,000  Dean Witter Discover & Co., 6.26%, 3/15/00................      2,023
    1,500  Ford Motor Credit Co., 6.00%, 3/24/98.....................      1,501
    4,000  Ford Motor Credit Co., 8.20%, 2/15/02.....................      4,315
    2,500  General Electric Capital Corp., 6.15%, 11/5/01............      2,528
    5,000  Household Finance Co., 8.95%, 9/15/99.....................      5,230
                                                                        --------
                                                                          21,476
                                                                        --------
 Food Products & Services (3.4%):
    1,000  Campbell Soup Co., 6.15%, 12/1/02.........................      1,013
    2,850  Diageo PLC, 6.50%, 9/15/99................................      2,882
                                                                        --------
                                                                           3,895
                                                                        --------
 Forest & Paper Products (0.9%):
    1,000  Mead Corp., 6.60%, 3/1/02.................................      1,020
                                                                        --------
 Industrial Goods & Services (7.2%):
    2,000  Air Products & Chemicals, Inc., 8.35%, 1/15/02............      2,168
    2,200  Amoco Co., 6.25%, 10/15/04................................      2,241
    3,000  E. I. Dupont de Nemours & Co., 6.50%, 9/1/02..............      3,079
      850  Honeywell, Inc., 6.75%, 3/15/02...........................        873
                                                                        --------
                                                                           8,361
                                                                        --------
 Insurance (10.2%):
    2,000  American General Corp., 7.70%, 10/15/99...................      2,063
    1,500  AON Corp., 6.88%, 10/1/99.................................      1,526
    2,000  CIT Group Holdings, 6.38%, 10/1/02........................      2,023
    2,000  Hartford Financial Services Group, Inc., 8.20%, 10/15/98..      2,034
    1,000  St. Paul Cos., Inc., Series A, 6.17%, 1/15/01.............      1,009
    1,000  Travelers, Inc., 6.13%, 6/15/00...........................      1,010
    2,200  USLife Corp., 6.38%, 6/15/00..............................      2,207
                                                                        --------
                                                                          11,872
                                                                        --------
 Leasing (1.8%):
    2,000  USL Capital Corp., 8.13%, 2/15/00.........................      2,093
                                                                        --------
 Office Equipment & Services (1.2%):
    1,274  Xerox Corp., 8.13%, 4/15/02...............................      1,378
                                                                        --------
 Pharmaceuticals (1.8%):
    2,000  McKesson Corp., 6.88%, 3/1/02.............................      2,070
                                                                        --------
 Retail (3.0%):
    3,500  Wal-Mart Stores, Inc., 5.65%, 2/1/10......................      3,496
                                                                        --------
 Telecommunications--Equipment (0.9%):
    1,000  Lucent Technologies, Inc., 6.90%, 7/15/01.................      1,035
                                                                        --------
 Utilities--Electric & Gas (9.8%):
      600  Baltimore Gas & Electric Co., 5.50%, 7/15/00..............        598
    1,500  British Gas Finance, 8.75%, 3/15/98 (Guaranteed by
            British Gas PLC).........................................      1,506
    3,000  Florida Power Corp., 6.50%, 12/1/99.......................      3,036
    1,500  Georgia Power Co., 6.13%, 9/1/99..........................      1,508


                                   Continued

AMSOUTH MUTUAL FUNDS
LIMITED MATURITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 CORPORATE BONDS, CONTINUED:
 Utilities-Electric & Gas, continued:
   $1,770  Northern Illinois Gas Co., 5.88%, 5/1/00, Callable 5/1/98
            @ 100...................................................     $1,768
    3,000  SCANA Corp., 5.76%, 7/1/98...............................      3,004
                                                                       --------
                                                                         11,420
                                                                       --------
 Utilities-Telecommunications (2.6%):
    3,000  Ameritech Capital Funding, 6.13%, 10/15/01...............      3,034
                                                                       --------
  Total Corporate Bonds                                                  92,741
                                                                       --------
 U.S. GOVERNMENT AGENCIES (1.7%):
    1,000  Federal Home Loan Mortgage Corp., 5.75%, 11/16/98,
            Continuously callable @ 100.............................      1,001
    1,000  Federal Home Loan Mortgage Corp., 5.90%, 4/21/00,
            Continuously callable @ 100.............................      1,000
                                                                       --------
  Total U.S. Government Agencies                                          2,001
                                                                       --------
 U.S. TREASURY BONDS (8.2%):
   $9,200  6.38%, 8/15/02............................................   $  9,547
                                                                        --------
  Total U.S. Treasury Bonds                                                9,547
                                                                        --------
 U.S. TREASURY NOTES (7.9%):
    9,000  5.88%, 2/15/04............................................      9,216
                                                                        --------
  Total U.S. Treasury Notes                                                9,216
                                                                        --------
 INVESTMENT COMPANIES (0.8%):
      914  AmSouth Prime Obligations Fund............................        915
                                                                        --------
  Total Investment Companies                                                 915
                                                                        --------
  Total (Cost--$111,778) (a)                                            $114,420
                                                                        ========

--------
Percentages indicated are based on net assets of $116,249.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................    $2,698
      Unrealized depreciation........................................       (56)
                                                                         ------
      Net unrealized appreciation....................................    $2,642
                                                                          ======

PLC--Public Limited Co.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
FLORIDA TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------

 FLORIDA MUNICIPAL BONDS (94.5%):
  $  545   Altamonte Springs, Health Facilities Authority, Hospital
            Revenue, ETM, 5.60%, 10/1/10..............................   $   604
   1,000   Broward County Expressway Authority, Series A, GO, 6.50%,
            7/1/04, Callable 3/11/98 @ 101............................     1,011
   1,500   Broward County School District, GO, 5.60%, 2/15/07,
            Callable 2/15/03 @ 102....................................     1,610
   1,000   Clearwater, Water & Sewer Revenue, 4.75%, 12/1/00, AMBAC...     1,024
   1,000   Dade County School District, GO, 6.00%, 7/15/06,...........     1,119
   1,000   Dade County, Aviation Authority, Series 1994 B, 6.25%,
            10/1/04, AMBAC............................................     1,120
   1,000   Dade County, Water & Sewer System Revenue, 4.70%, 10/1/04,
            FGIC......................................................     1,029
   1,000   Division of Bond Finance, Department of Natural Resources,
            Save Our Coast, 6.30%, 7/1/04,
            Callable 7/1/01 @ 101, MBIA...............................     1,078
   1,000   Hillsborough County, Capital Improvements, County Center
            Project, Series B, 5.00%, 7/1/13,
            Callable 7/1/06 @ 102, MBIA...............................     1,013
     750   Hillsborough County, Environmental Land, 6.00%, 7/1/03 *,
            Callable 7/1/02 @ 102, AMBAC-TCRS.........................       820
   1,000   Hillsborough County, Solid Waste & Resource Recovery
            Revenue, 5.30%, 10/1/03, MBIA.............................     1,062
   1,000   Homestead, Special Insurance Assessment Revenue, 4.90%,
            9/1/00, MBIA..............................................     1,027
     515   Florida State Board of Education, GO, 7.25%, 6/1/23........       563
   2,000   Florida State Board of Education, GO, Series B, 5.375%,
            6/1/08, Callable 6/1/07 @ 101.............................     2,155
   3,310   Florida State Department of Transportation, GO, Right of
            Way, Series B, 5.50%, 7/1/08, Callable, 7/1/07 @ 101......     3,622
   1,000   Florida State Division of Bond Finance, Department of
            Natural Resources, Preservation 2000,
            Series A, 5.40%, 7/1/07, Callable 7/1/03 @ 101, FSA.......     1,060
     805   Florida State Housing Finance Agency, Homeowner Mortgages,
            Series 1995 A-1, 5.65%, 1/1/09,
            Callable 1/1/06 @ 102.....................................       837
   1,000   Florida State Turnpike Authority, Turnpike Revenue, Series
            A, 5.50%, 7/1/11, Callable 7/1/05 @ 101, FGIC.............     1,061
   1,250   Ft. Lauderdale, Park Improvement Project, GO, 5.50%,
            7/1/17, Callable 1/1/04 @ 101.............................     1,282
   1,000   Jacksonville Electric Authority, Water & Sewer-Ser B,
            5.00%, 10/1/03............................................     1,047
   1,000   Jacksonville, District Water & Sewer Revenue, ETM, 5.20%,
            10/1/02, MBIA.............................................     1,052
   1,000   Jacksonville, Electric Authority, St. John's River Issue 2-
            15, 4.75%, 10/1/07, Callable 4/1/06 @ 101.................     1,031
   1,010   Jacksonville, Excise Tax Revenue, Series A, 5.50%, 10/1/05,
            FGIC......................................................     1,094
     890   Jacksonville Transportation Authority, Senior Lien, GO,
            6.25%, 7/1/06.............................................     1,016
   1,500   Kissimmee Utility Authority Electic Sys Rev, 4.50%,
            10/1/05...................................................     1,527
   1,000   Lee County, Capital Improvements Revenue, Series B, 4.75%,
            10/1/00, MBIA.............................................     1,023
   1,000   Lee County, Local Option Gas Tax Revenue, 4.50%, 10/1/01,
            MBIA......................................................     1,018
     500   Manatee County School Board, Certificates of Participation,
            7/1/09, Callable 7/1/06 @ 102, MBIA.......................       559
   1,000   Miami Beach, Water & Sewer Revenue, 5.38%, 9/1/08, Callable
            9/1/05 @ 102, FSA.........................................     1,074
   1,000   Orange County, Sales Tax Revenue, Series A, 4.38%, 1/1/01,
            FGIC......................................................     1,012
   1,000   Orlando & Orange County Expressway Authority, Expressway
            Revenue, Senior Lien, 4.80%, 7/1/01, AMBAC................     1,026
   1,500   Orlando Utilities Commission, Water & Electric Revenue,
            Series B, 5.10%, 10/1/11, Callable 10/1/06 @ 100..........     1,544
   1,500   Orlando, Wastewater System Revenue, Series B, 4.90%,
            10/1/06, Callable 10/1/03 @ 102, AMBAC....................     1,558
   1,000   Ormond Beach, Water & Sewer Revenue, 5.60%, 9/1/99, FGIC...     1,029
   1,000   Pasco County, Water & Sewer Revenue, Series A, 5.50%,
            10/1/03, Callable 10/1/02 @ 102, FGIC.....................     1,072
   1,000   Pembroke Pines, Public Improvement, 4.63%, 10/1/00, AMBAC..     1,020
   1,000   Polk County, Capital Improvement, 4.30%, 12/1/02, FGIC.....     1,012
   1,000   Port of Palm Beach, Revenue Bonds, 6.25%, 9/1/08, Callable
            9/1/02 @ 102, MBIA........................................     1,103
   1,000   Reedy Creek, Improvement District, Series C, 4.90%, 6/1/08,
            Callable 12/1/05 @ 101, AMBAC.............................     1,035


                                   Continued

AMSOUTH MUTUAL FUNDS
FLORIDA TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   -------

 FLORIDA MUNICIPAL BONDS, CONTINUED:
  $1,000   Seminole County, Local Option Gas Tax Revenue, 5.00%,
            10/1/02, FGIC............................................   $ 1,041
   1,000   St. Johns River Management District, Land Acquisition,
            5.10%, 7/1/09, Callable 7/1/05 @ 100, FSA................     1,037
   1,000   Sunshine Skyway Revenue, 6.60%, 7/1/08 *, Callable 7/1/01
            @ 101....................................................     1,083
   1,000   Tallahassee, Consolidated Utility System Revenue, 5.80%,
            10/1/08, Callable 10/1/03 @ 102..........................     1,087
   1,000   Tampa Sports Authority, Local Option Sales Tax Revenue,
            Stadium Project, 6.00%, 1/1/06, MBIA.....................     1,115
     750   Tampa Water & Sewer Revenue, 5.25%, 10/1/12, Callable
            10/1/05 @ 102, FGIC......................................       781
   1,000   Tampa-Hillsborough County, Expressway, 5.00%, 7/1/10,
            Callable 7/1/07 @ 101....................................     1,035
   1,000   Volusia County School District, GO, 5.30%, 6/1/01, FSA....     1,041
                                                                        -------
                                                                         53,169
                                                                        -------
  Total Florida Municipal Bonds                                          53,169
                                                                        -------
 INVESTMENT COMPANIES (1.6%):
      89   AmSouth Tax Exempt Fund...................................        89
     833   Dreyfus Florida Money Market Fund.........................       833
                                                                        -------
  Total Investment Companies                                                922
                                                                        -------
  Total (Cost--$51,763) (a)                                             $54,091
                                                                        =======

--------
Percentages indicated are based on net assets of $56,276.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
    Unrealized appreciation......... $2,361
    Unrealized depreciation.........    (33)
                                     ------
    Net unrealized appreciation..... $2,328
                                     ======

*Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.
AMBAC--Insured by AMBAC Indemnity Corp.
ETM--Escrowed to Maturity
FGIC--Insured by Financial Guaranty Insurance Corp.
FSA--Insured by Financial Security Assurance
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Assoc.
TCRS--Transferrable Custodial Receipts


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   --------

 MUNICIPAL BONDS (98.5%):
 Alabama (56.0%):
  $1,000   Alabama State Industrial Access Road & Bridge Corp.,
            Capital Improvements, Series A, 4.40%, 6/1/02.............   $  1,009
   1,520   Alabama State Industrial Access Road & Bridge Corp.,
            Capital Improvements, Series A, 4.60%, 6/1/03.............      1,547
   3,700   Alabama State Judicial Building Authority, Judicial
            Facilties Project, 4.75%, 1/1/05, AMBAC...................      3,810
   3,880   Alabama State Judicial Building Authority, Judicial
            Facilties Project, 4.85%, 1/1/06, AMBAC...................      4,022
   2,640   Alabama State Mental Health Finance Authority, Special Tax,
            4.88%, 5/1/03, MBIA.......................................      2,739
   3,000   Alabama State Municipal Electric Authority, Power Supply
            Revenue, Series A, 5.75%, 9/1/01, MBIA....................      3,161
   7,000   Alabama State Public School & College Authority, 4.50%,
            12/1/01...................................................      7,128
   7,350   Alabama State Public School & College Authority, 4.75%,
            12/1/03, Callable 6/1/03 @ 103............................      7,603
   3,340   Alabama State Public School & College Authority, 5.00%,
            12/1/05, Callable 6/1/03 @ 103............................      3,505
   5,000   Alabama State Public School & College Authority, Capital
            Improvement, 4.75%, 11/1/06, Callable 11/1/05 @ 101.......      5,170
   2,445   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series A, 4.60%, 8/15/02, AMBAC.....................      2,500
   1,760   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.25%, 8/15/08,
            Callable 8/15/06 @ 100, AMBAC.............................      1,855
   1,350   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.38%, 8/15/10,
            Callable 8/15/06 @ 100, AMBAC.............................      1,423
   2,495   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.40%, 8/15/11,
            Callable 8/15/06 @ 100, AMBAC.............................      2,619
   5,000   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.50%, 8/15/16,
            Callable 8/15/06 @100.....................................      5,197
   1,000   Auburn University, University Revenues, General Fee, 5.25%,
            6/1/06, Callable 6/1/03 @ 102, MBIA.......................      1,058
   1,040   Birmingham Capital Improvement, Series B, 4.80%, 10/1/08,
            Callable 4/1/07 @ 102.....................................      1,071
     500   Birmingham Medical Clinic Board, Baptist Medical Centers,
            ETM, 8.30%, 7/1/08, Callable 1/1/98 @ 100.................        608
   1,375   Birmingham Waterworks & Sewer Board, Water & Sewer Revenue,
            5.90%, 1/1/03, Callable 1/1/02 @ 102......................      1,486
   1,500   Birmingham, GO, 4.90%, 7/1/06..............................      1,563
   3,465   Birmingham, Industrial Water Board, Industrial Water
            Supply, 6.20%, 7/1/08, Pre-refunded 1/1/07 @ 100..........      3,761
   1,100   Birmingham, Industrial Water Board, Industrial Water
            Supply, ETM, 5.30%, 3/1/04, Callable 3/1/03 @ 102.........      1,166
   1,000   Birmingham, Industrial Water Board, Industrial Water
            Supply, ETM, 5.40%, 3/1/05, Callable 3/1/03 @ 102.........      1,070
   1,300   Birmingham, Industrial Water Board, Industrial Water
            Supply, 5.50%, 3/1/06, Pre-refunded 3/1/05 @ 100..........      1,398
   1,045   Clark & Mobile County, Gas District, 5.60%, 12/1/17,
            Callable 12/1/06 @ 102, MBIA..............................      1,101
   1,100   Daphne Utility Board, Water & Gas, Natural Gas
            Improvements, Series A, 7.35%, 6/1/20.....................      1,205
   9,500   Daphne, Special Care Facilities Financing Authority,
            Presbyterian Retirement Corp., 7.30%, 8/15/18,
            Pre-refunded 8/15/01 @ 100................................     10,480
     655   Decatur, Warrants, Series E, Limited GO, 4.85%, 8/1/03,
            Callable 8/1/02 @ 102.....................................        679
     685   Decatur, Warrants, Series E, Limited GO, 5.00%, 8/1/04,
            Callable 8/1/02 @ 102.....................................        716
     720   Decatur, Warrants, Series E, Limited GO, 5.10%, 8/1/05,
            Callable 8/1/02 @ 102.....................................        752
     760   Decatur, Warrants, Series E, Limited GO, 5.20%, 8/1/06,
            Callable 8/1/02 @ 102.....................................        796
     750   Decatur, Warrants, Series E, Limited GO, 5.25%, 8/1/08,
            Callable 8/1/02 @ 102.....................................        781
     750   Decatur, Warrants, Series E, Limited GO, 5.30%, 8/1/09,
            Callable 8/1/02 @ 102.....................................        781
   2,845   Florence, Warrants, Series A, GO, 4.65%, 9/1/03, MBIA......      2,927
   1,020   Florence, Warrants, Series B, GO, 4.45%, 9/1/02, AMBAC.....      1,038
   1,065   Florence, Warrants, Series B, GO, 4.55%, 9/1/03, AMBAC.....      1,090


                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 Alabama, continued:
  $4,700   Gadsden, East Alabama Medical Clinic Board, Baptist
            Hospital of Gadsden, Inc.,
            Series A, 7.80%, 11/1/21, Pre-refunded 11/1/01 @ 102....   $  5,381
   5,000   Hoover, Warrants, 4.50%, 3/1/13, Pre Refunded 3/1/03 @
            100.....................................................      4,830
   9,455   Hoover, Warrants, Series B, GO, 8.00%, 3/1/20, Pre-
            refunded 3/1/00 @ 102, AMBAC............................     10,404
   1,000   Houston County, Warrants, Series A, Limited GO, 5.00%,
            7/1/02..................................................      1,038
   6,545   Huntsville, Warrants, Series A, GO, 4.50%, 2/1/02........      6,655
   2,780   Huntsville, Water System, Warrants, 5.00%, 5/1/02, AMBAC.      2,881
   3,125   Huntsville, Water System, Warrants, 5.05%, 5/1/03,
            Callable 5/1/02 @ 102, AMBAC............................      3,262
   1,000   Jefferson County Board of Education, Capital Outlay,
            5.40%, 2/15/10, Callable 2/15/03 @ 102, AMBAC...........      1,049
   4,000   Jefferson County, GO, 5.30%, 4/1/09, Pre Refunded 4/1/03
            @ 102...................................................      4,167
   2,400   Jefferson County, Sewer Revenue Warrants, 5.40%, 9/1/04,
            Pre-refunded 3/1/03 @ 102.5, MBIA.......................      2,597
   5,000   Jefferson County, Warrants, GO, 5.00%, 4/1/04, Callable
            4/1/03 @ 102............................................      5,196
   2,670   Mobile County Board of School Commissioners, Warrants,
            Capital Outlay, 4.80%, 3/1/02, AMBAC....................      2,745
   1,350   Mobile County, Series A, GO, 5.00%, 2/1/04, Callable
            2/1/03 @ 102............................................      1,408
   1,000   Mobile County, Warrants, GO, 6.35%, 2/1/04, Pre-refunded
            2/1/00 @ 102............................................      1,066
   1,850   Mobile County, Warrants, GO, 6.55%, 2/1/06, Pre-refunded
            2/1/00 @ 102............................................      1,979
   1,000   Mobile County, Warrants, Series A, Limited GO, 5.00%,
            2/1/04, Callable 2/1/03 @ 102...........................      1,043
   5,000   Mobile County, Warrants, Series A, Limited GO, 5.10%,
            2/1/05, Callable 2/1/03 @ 102...........................      5,246
   1,685   Mobile, Warrants, GO, 6.50%, 2/15/06, AMBAC..............      1,934
   2,500   Mobile, Warrants, GO, Convention Center Project, 7.13%,
            8/15/20, Pre-refunded 8/15/00 @ 102, AMBAC..............      2,740
   3,250   Mobile, Water & Sewer Commissioners, Water & Sewer
            Revenue, 5.00%, 1/1/05, FGIC............................      3,391
   1,500   Montgomery County, Warrants, GO, 5.00%, 11/1/04, Callable
            11/1/04 @ 102...........................................      1,570
   1,040   Montgomery, Warrants, Series A, GO, 5.00%, 5/1/05,
            Callable 5/1/03 @ 102...................................      1,086
   1,000   Montgomery, Warrants, Series A, GO, 5.00%, 5/1/06,
            Callable 5/1/03 @ 102...................................      1,041
   3,000   Montgomery, Waterworks & Sanitary Sewer Board, 5.50%,
            9/1/08, Callable 9/1/06 @ 101, MBIA.....................      3,236
   1,410   Montgomery, Waterworks & Sanitary Sewer Board, Series B,
            5.60%, 3/1/01...........................................      1,472
   1,000   Montgomery, Waterworks & Sanitary Sewer Board, Series B,
            5.70%, 9/1/02...........................................      1,065
   2,500   Montgomery, Waterworks & Sanitary Sewer Board, Series B,
            6.25%, 9/1/08, Callable 9/1/02 @ 102....................      2,737
   3,565   Montgomery, Waterworks & Sanitary Sewer Board, Series B,
            6.30%, 9/1/10, Callable 9/1/02 @ 102....................      3,894
   1,510   Shelby County, Warrants, Series A, 5.60%, 2/1/02, AMBAC..      1,597
   1,990   Shelby County, Warrants, Series A, 5.60%, 8/1/02, AMBAC..      2,118
   1,830   Shelby County, Warrants, Series A, 5.70%, 2/1/03, AMBAC..      1,964
     335   Talladega County, Industrial Development Board, Cyprus 1
            Project, 9.75%, 12/1/13, Callable 8/30/97 @ 101.5.......        339
     600   Tuscaloosa County, Warrants, GO, 5.50%, 10/1/03..........        643
     740   Tuscaloosa County, Warrants, GO, 5.60%, 10/1/04..........        801
   1,200   University of Alabama General Fee, 4.60%, 6/1/09,
            Callable 6/1/07 @ 102...................................      1,214
   1,300   University of Alabama General Fee, 4.70%, 6/1/10,
            Callable 6/1/07 @ 102...................................      1,313
   1,500   University of Alabama General Fee, 4.75%, 6/1/11,
            Callable 6/1/07 @ 102...................................      1,506
   2,185   University of South Alabama, University Revenues,
            Tuition, 4.70%, 11/15/08, Callable 5/15/06 @ 102, AMBAC.      2,230
                                                                       --------
                                                                        187,653
                                                                       --------



                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 Florida (3.2%):
  $6,500   Florida State Board of Education, Capital Outlay, Series
            A, GO, 5.00%, 6/1/08....................................   $  6,843
   3,625   Florida State Board of Education, Capital Outlay, Series
            A, GO, 5.00%, 6/1/09....................................      3,817
                                                                       --------
                                                                         10,660
                                                                       --------
 Georgia (2.2%):
   4,390   Cobb County, Detention Buildings & Facilities, GO, 5.30%,
            1/1/07, Callable 1/1/03 @ 102...........................      4,661
   2,500   Georgia State Tollway Authority, Georgia 400 Project,
            6.50%, 7/1/04, Callable 7/1/01 @ 102, State Guaranteed..      2,728
                                                                       --------
                                                                          7,389
                                                                       --------
 Maryland (1.7%):
   3,000   Anne Arundel County, GO, 4.70%, 4/1/04...................      3,092
   2,500   Montgomery County, Consolidated Public Improvements,
            Series A, GO, 5.50%, 10/1/04............................      2,702
                                                                       --------
                                                                          5,794
                                                                       --------
 Massachusetts (0.4%):
   1,150   Massachusetts State Consolidated Loan, Series C, GO,
            6.75%, 8/1/06, Pre-refunded 8/1/01 @ 102................      1,273
                                                                       --------
 Minnesota (0.7%):
   2,175   Centennial Independent School District, No. 12, Series A,
            GO, 5.60%, 2/1/07, MBIA.................................      2,381
                                                                       --------
 Mississippi (0.6%):
   2,000   Mississippi State, Capital Improvements, GO, 5.2%,
            8/1/11, Callable 8/1/03 @100............................      2,053
                                                                       --------
 Missouri (2.4%):
   7,535   Missouri State, State Water Pollution, Series B, GO,
            5.00%, 8/1/07, Callable 8/1/03 @ 102....................      7,910
                                                                       --------
 New Jersey (1.6%):
   5,000   New Jersey State, Series E, GO, 5.00%, 7/15/04...........      5,244
                                                                       --------
 New York (1.1%):
   1,150   Hempstead Town, GO, 5.00%, 2/15/09, Callable 2/15/06 @
            102.....................................................      1,199
   1,440   Municipal Assistance Corp For New York City, GO, Series
            M, 4.00%, 7/1/03........................................      1,432
   1,000   Municipal Assistance Corp For New York City, GO, Series
            M, 4.20%, 7/1/06........................................        993
                                                                       --------
                                                                          3,624
                                                                       --------
 North Carolina (4.4%):
   9,875   North Carolina State, Capital Improvements, Series A, GO,
            4.70%, 2/1/06, Callable 2/1/04 @ 101....................     10,233
   4,250   Wake County, GO, 4.90%, 3/1/08, Callable 3/1/07 @ 100.5..      4,448
                                                                       --------
                                                                         14,681
                                                                       --------
 South Carolina (1.3%):
   4,325   Beaufort County, School District, GO, Series B, 4.90%,
            3/1/09, Callable 3/1/05 @ 101...........................      4,453
                                                                       --------


                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 Tennessee (4.2%):
  $2,000   Jackson, Improvements, 5.00%, 3/1/10, Pre-refunded 3/1/05
            @102....................................................   $  2,059
   3,000   Metropolitan Government, Nashville & Davidson County, GO,
            5.25%, 5/15/06..........................................      3,210
   3,000   Tennessee State, Series B, GO, 6.40%, 6/1/02, Pre-
            refunded 6/1/01 @ 101.5.................................      3,264
   5,495   Tennessee State, Series B, GO, 4.60%, 5/1/07, Callable
            5/1/06 @ 100............................................      5,623
                                                                       --------
                                                                         14,156
                                                                       --------
 Texas (6.0%):
   1,845   Dallas Independent School District, GO, 5.60%, 8/15/05,
            Callable 8/15/03 @ 100..................................      1,965
   4,000   Mesquite Independent School District, Series A, 4.70%,
            8/15/08, Callable 8/15/07 @ 100.........................      4,071
   5,000   Texas State, Series B, GO, 5.25%, 10/1/08, Callable
            10/1/03 @ 100...........................................      5,193
   3,575   University of Texas, 4.60%, 7/1/08, Callable 7/1/06 @
            100.....................................................      3,630
   5,455   University of Texas, Series B, 4.25%, 8/15/09, Callable
            8/15/07 @ 100...........................................      5,366
                                                                       --------
                                                                         20,225
                                                                       --------
 Utah (3.1%):
   3,810   Jordan School District, GO, 4.80%, 6/15/08, Callable
            6/15/07 @ 100...........................................      3,938
   6,000   Utah State, GO, Series F, 5.50%, 7/1/07..................      6,577
                                                                       --------
                                                                         10,515
                                                                       --------
 Virginia (5.9%):
   3,200   Chesapeake, Public Improvements, GO, 5.00%, 5/1/04.......      3,346
   5,165   Fairfax County, Public Improvements, Series A, GO, 4.75%,
            6/1/04..................................................      5,345
   2,000   Virginia College Building Authority, Series A, 5.00%,
            9/1/12, Callable 9/1/07.................................      2,033
   5,000   Virginia State, GO, 5.00%, 6/1/08, Callable 6/1/07 @ 100.      5,255
   3,500   Virginia State, Public School Authority, Series S, 5.25%,
            8/1/09..................................................      3,756
                                                                       --------
                                                                         19,735
                                                                       --------
 Washington (2.2%):
   6,500   Washington State, GO, 5.75%, 9/1/08......................      7,230
                                                                       --------
 Wisconsin (1.5%):
   4,650   Wisconsin State, Series 1, GO, 5.30%, 11/1/03............      4,940
                                                                       --------
  Total Municipal Bonds                                                 329,916
                                                                       --------
 INVESTMENT COMPANIES (2.6%):
     199   Federated Tax Free Fund..................................        199
   8,503   Goldman Sachs Tax Free Fund..............................      8,503
                                                                       --------
  Total Investment Companies                                              8,702
                                                                       --------
  Total (Cost $323,811) (a)                                            $338,618
                                                                       ========


                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

--------
Percentages indicated are based on net assets of $334,997.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
      Unrealized appreciation...................  $14,894
      Unrealized depreciation...................      (87)
                                                  -------
     Net unrealized appreciation................  $14,807
                                                  =======

AMBAC--Insured by AMBAC Indemnity Corp.
ETM--Escrowed to Maturity
FGIC--Insured by Financial Guaranty Insurance Corp.
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Assoc.




                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------

 CERTIFICATES OF DEPOSIT (1.6%):
 Banking (1.6%):
 $ 10,000  Bankers Trust New York, 5.92%, 07/17/98..................   $  9,999
                                                                       --------
  Total Certificates of Deposit                                           9,999
                                                                       --------
 COMMERCIAL PAPER--DOMESTIC (61.9%):
 Aircraft Leasing (4.0%):
   10,000  International Lease Finance, 5.42%, 4/2/98...............      9,909
    5,000  International Lease Finance, 5.40%, 5/15/98..............      4,923
   10,000  International Lease Finance, 5.36%, 6/12/98..............      9,805
                                                                       --------
                                                                         24,637
                                                                       --------
 Asset Backed (1.1%):
    6,927  Greenwich Funding, 5.95%, 2/11/98........................      6,916
                                                                       --------
 Automotive (9.8%):
   10,000  Daimler-Benz North America Corp., 5.53%, 2/4/98..........      9,996
    5,000  Daimler-Benz North America Corp., 5.60%, 3/18/98.........      4,965
    5,000  Daimler-Benz North America Corp., 5.65%, 3/24/98.........      4,960
   10,000  Daimler-Benz North America Corp., 5.57%, 4/21/98.........      9,878
   10,000  Ford Motor Credit Co., 5.46%, 2/13/98....................      9,982
    5,000  Ford Motor Credit Co., 5.43%, 4/2/98.....................      4,955
    5,000  Ford Motor Credit Co., 5.40%, 4/28/98....................      4,936
   10,000  Ford Motor Credit Co., 5.32%, 10/5/98....................      9,636
                                                                       --------
                                                                         59,308
                                                                       --------
 Banking (3.2%):
   10,000  Suntrust Bank Co., 5.65%, 2/25/98........................      9,962
   10,000  Suntrust Bank Co., 5.42%, 4/7/98.........................      9,902
                                                                       --------
                                                                         19,864
                                                                       --------
 Electric Utility (4.8%):
   10,000  AES Shady Point, Inc., 5.61%, 2/10/98....................      9,986
   10,000  Alabama Power Co., 5.38%, 4/14/98........................      9,892
   10,000  Alabama Power Co., 5.42%, 4/17/98........................      9,887
                                                                       --------
                                                                         29,765
                                                                       --------
 Financial Services (7.4%):
    8,000  Cooperative Assoc. of Tractor Dealers, 5.52%, 4/3/98.....      7,925
    8,000  Cooperative Assoc. of Tractor Dealers, 5.40%, 7/24/98....      7,792
   10,000  Elf Aquitaine Finance, 5.55%, 4/1/98.....................      9,910
    5,000  General Electric Capital Corp., 5.41%, 5/21/98...........      4,918
    5,000  Island Finance Puerto Rico, 5.42%, 4/20/98...............      4,941
   10,000  Peacock Funding, 5.63%, 4/8/98...........................      9,897
                                                                       --------
                                                                         45,383
                                                                       --------
 Food Processing (3.2%):
   10,000  Cargill, Inc., 5.73%, 2/27/98............................      9,959
    5,000  Cargill, Inc., 5.67% 3/12/98.............................      4,969
    5,000  Cargill, Inc., 5.66%, 3/16/98............................      4,966
                                                                       --------
                                                                         19,894
                                                                       --------
 Food Products & Services (1.6%):
   10,000  McCormick & Co., 5.43%, 2/18/98..........................      9,974
                                                                       --------
 Hotels & Lodging (3.2%):
   10,000  Accor, SA, 5.77%, 2/19/98................................      9,971
   10,000  Accor, SA, 5.46%, 3/17/98................................      9,933
                                                                       --------
                                                                         19,904
                                                                       --------
 Insurance (8.1%):
    5,000  International Nederlandan Holdings, 5.65%, 2/12/98.......      4,991
   10,000  International Nederlanden Holdings, 5.65%, 2/17/98.......      9,976
    5,000  International Nederlanden Holdings, 5.66%, 3/12/98.......      4,969
    5,000  USAA Capital Corp., 5.70%, 2/2/98........................      4,999
   10,000  USAA Capital Corp., 5.46%, 3/6/98........................      9,950
   10,000  USAA Capital Corp., 5.42%, 3/16/98.......................      9,935
    5,000  USAA Capital Corp., 5.51%, 4/6/98........................      4,951
                                                                       --------
                                                                         49,771
                                                                       --------
 Pharmaceuticals (0.8%):
    5,000  Glaxo-Wellcome, 5.67%, 2/20/98...........................      4,985
                                                                       --------
 Retail (1.5%):
    9,000  Southland Corp., 5.75%, 2/9/98...........................      8,989
                                                                       --------


                                   Continued

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------

 COMMERCIAL PAPER--DOMESTIC, CONTINUED:
 Security Brokers & Dealers (4.9%):
 $  5,000  Merrill Lynch & Co., Inc., 5.56%, 2/6/98.................   $  4,996
    5,000  Merrill Lynch & Co., Inc., 5.56%, 2/11/98................      4,992
    5,000  Merrill Lynch & Co., Inc., 5.57%, 3/11/97................      4,971
    5,000  Merrill Lynch & Co., Inc., 5.40%, 3/26/98................      4,960
    5,000  Merrill Lynch & Co., Inc., 5.44%, 4/9/98.................      4,949
    5,000  Merrill Lynch & Co., Inc., 5.35%, 4/14/98................      4,947
                                                                       --------
                                                                         29,815
                                                                       --------
 Telecommunications (8.3%):
   10,000  Bellsouth Telecom, Inc., 5.70%, 2/5/98...................      9,994
   11,020  Bellsouth Telecom, Inc., 5.70%, 2/12/98..................     11,001
    7,000  Bellsouth Telecom, Inc., 5.43%, 2/24/98..................      6,976
    5,000  Lucent Technologies, Inc, 5.42%, 2/3/98..................      4,998
    7,392  MCI Communications Corp., 5.55%, 2/6/98..................      7,386
   10,000  MCI Communications Corp., 5.52%, 2/23/98.................      9,966
                                                                       --------
                                                                         50,321
                                                                       --------
  Total Commercial Paper--Domestic                                      379,526
                                                                       --------
 COMMERCIAL PAPER--FOREIGN (11.2%):
 Australia (1.6%):
   10,000  Queensland Treasury, 5.61%, 6/17/98......................      9,788
                                                                       --------
 Brazil (1.6%):
   10,000  Petroleo Brasileiro, Sa, 5.72%, 3/30/98..................      9,909
                                                                       --------
 Canada (6.4%):
   10,000  Canadian Wheat Board, 5.40%, 5/11/98.....................      9,852
   10,000  Canadian Wheat Board, 5.32%, 7/13/98.....................      9,761
   10,000  Province of Quebec, 5.60%, 6/9/98........................      9,801
   10,000  Toronto Dominion Holdings, 5.55%, 3/5/98.................      9,950
                                                                       --------
                                                                         39,364
                                                                       --------
 United Kingdom (1.6%):
   10,000  Abbey National, NA, 5.55%, 3/3/98........................      9,954
                                                                       --------
  Total Commercial Paper--Foreign                                        69,015
                                                                       --------
 CORPORATE BONDS (2.4%):
 Financial Services (1.1%):
    1,500  General Electric Capital
            Corp., 7.95%, 2/2/98....................................      1,500
    5,000  IBM Credit Corp, 5.65%,
            9/15/98.................................................      4,998
                                                                       --------
                                                                          6,498
                                                                       --------
 Security Brokers & Dealers (0.8%):
    5,000  Credit Suisse, 6.15%,
            6/2/98..................................................      5,005
                                                                       --------
 Utilities--Telecommunications (0.5%):
    3,349  Bellsouth Telecom, Inc., 5.25%, 6/8/98...................      3,341
                                                                       --------
  Total Corporate Bonds                                                  14,844
                                                                       --------
 FLOATING RATE FUNDING AGREEMENTS
  (6.0%):
   12,500  Commonwealth Life
            Insurance Co., 5.83%*, 2/1/98(b)........................     12,500
   12,000  General American Life
            Insurance Co., 6.14%*, 2/1/98(b)........................     12,000
   12,500  Peoples Security Life
            Insurance Co., 5.78%*, 2/1/98(b)........................     12,500
                                                                       --------
  Total Floating Rate Funding Agreements                                 37,000
                                                                       --------
 REPURCHASE AGREEMENTS (17.2%):
  105,832  First Boston Corp., 5.60%, 2/2/98
            (Collateralized by $103,185 U.S.
            Government Agency Securities,
            6.12%-7.27%, 8/25/00-7/27/26,
            market value--$109,006).................................    105,832
                                                                       --------
  Total Repurchase Agreements                                           105,832
                                                                       --------
  Total (Cost $616,216) (a)                                            $616,216
                                                                       ========

--------
Percentages indicated are based on net assets of $614,104.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, quarterly, or semiannually.
*Variable rate security. Rate presented represents rate in effect at January 31, 1998. Date presented reflects next rate change date.



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
U.S. TREASURY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------
 U.S. TREASURY BILLS (38.0%):
  $ 5,000  5.09%, 2/5/98............................................   $  4,997
   16,000  5.14%, 2/5/98............................................     15,991
    5,000  5.05%, 2/12/98...........................................      4,992
   10,000  5.21%, 2/12/98...........................................      9,984
    5,000  4.98%, 2/26/98...........................................      4,983
   10,000  5.04%, 3/5/98............................................      9,955
    5,000  5.08%, 3/5/98............................................      4,978
    6,000  5.06%, 3/12/98...........................................      5,967
   10,000  5.00%, 3/19/98...........................................      9,936
   10,000  5.12%, 3/26/98...........................................      9,925
    5,000  5.06%, 4/2/98............................................      4,958
    5,000  4.98%, 5/7/98............................................      4,934
    5,000  6.13%, 5/15/98...........................................      5,011
    5,000  4.99%, 5/28/98...........................................      4,920
    5,000  5.08%, 6/4/98............................................      4,913
   10,000  5.22%, 6/25/98...........................................      9,791
    5,000  5.19%, 8/20/98...........................................      4,856
                                                                       --------
  Total U.S. Treasury Bills                                             121,091
                                                                       --------
 U.S. TREASURY NOTES (28.6%):
   11,000  7.25%, 2/15/98...........................................     11,007
   12,000  8.13%, 2/15/98...........................................     12,012
    6,000  5.13%, 2/28/98...........................................      5,999
    5,000  5.13%, 2/28/98...........................................      4,999
    5,000  5.13%, 3/31/98...........................................      4,998
    6,000  5.13%, 4/30/98...........................................      5,994
   10,000  5.88%, 4/30/98...........................................     10,010
    5,000  5.38%, 5/31/98...........................................      4,996
   10,000  6.00%, 5/31/98...........................................     10,013
    5,000  5.98%, 6/1/98............................................      5,007
    6,000  6.25%, 6/30/98...........................................      6,024
   10,000  6.25%, 7/31/98...........................................     10,047
                                                                       --------
  Total U.S. Treasury Notes                                              91,106
                                                                       --------
 REPURCHASE AGREEMENTS (33.2%):
   53,026  First Boston Corp., 5.54%, 2/2/98
            (Collateralized by $52,865
            U.S. Treasury Securities,
            6.25%-6.38%, 3/31/99-4/30/99,
            market value--$54,465)..................................     53,026
   53,026  Merrill Lynch & Co., 5.54%, 2/2/98
            (Collateralized by $46,165
            U.S. Treasury Securities,
            6.25%-10.75%, 5/15/03-2/15/07,
            market value--$54,089)..................................     53,026
                                                                       --------
  Total Repurchase Agreements                                           106,052
                                                                       --------
  Total (Cost $318,249) (a)                                            $318,249
                                                                       ========

--------
Percentages indicated are based on net assets of $318,956.
(a) Cost and value for federal income tax and financial reporting purposes are the same.



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                      PRINCIPAL
 SHARES OR                                                            VALUE OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 TAX ANTICIPATION NOTES (7.6%):
 California (2.6%):
  $  400   California State, 4.50%, 6/30/98........................    $   401
   1,000   Los Angeles County, Tax & Revenue Anticipation Notes,
            GO, 4.50%, 6/30/98.....................................      1,002
   1,000   Los Angeles County, Tax & Revenue Anticipation Notes,
            GO, Series A, 4.50%, 6/30/98, LOC:
            Credit Suisse, NY & Morgan Guaranty....................      1,003
                                                                       -------
                                                                         2,406
                                                                       -------
 Colorado (1.7%):
   1,500   Colorado General Fund, Tax & Revenue Anticipation Notes,
            Series A, 4.50%, 6/26/98...............................      1,504
                                                                       -------
 Illinois (1.1%):
   1,000   Metropolitan Pier & Exposition Authority, 5.00%, 6/1/98,
            AMBAC..................................................      1,004
                                                                       -------
 New York (1.1%):
   1,000   New York City, Revenue Anticipation Notes, GO, Series A,
            4.50%, 6/30/98, LOC: Morgan Guaranty...................      1,003
                                                                       -------
 Texas (1.1%):
   1,000   Texas State, Tax & Revenue Anticipation Notes, GO,
            Series A, 4.75%, 8/31/98...............................      1,007
                                                                       -------
  Total Tax Anticipation Notes                                           6,924
                                                                       -------
 DEMAND NOTES (56.8%):
 Alabama (18.5%):
   2,000   Alabama State Housing Finance Authority, Multi Family
            Housing Revenue, Rime VLG Hoover Project,
            Series A, 3.60%*, 2/4/98**, FNMA.......................      2,000
   2,000   Bon Air, Industrial Development Board, Avondale Mills,
            3.60%*, 2/4/98**, LOC: Trust Co. Bank..................      2,000
   2,000   City of Birmingham, Alabama, Series 1992A, GO, 3.60%*,
            2/4/98**, LOC: Regions Bank............................      2,000
   2,700   Columbia, Industrial Development Board, PCR, Alabama
            Power Co. Project , Series D, 3.70%*, 2/1/98**.........      2,700
   1,000   Jacksonville, Industrial Development Board, Parker
            Hannifin Corp., 3.45%*, 2/4/98**.......................      1,000
   2,000   Mobile, Industrial Development Board, PCR, Alabama Power
            Co. Project, Series B, 3.55%*, 2/4/98**................      2,000
     505   Montgomery, Industrial Development Board, Industrial
            Partners Project, 3.70%*, 2/4/98**, LOC: Wachovia Bank.        505
   2,700   North Alabama, Environmental Improvement Authority, PCR,
            Reynolds Metals Co., 3.70%*, 2/1/98**, LOC: Bank of
            Nova Scotia............................................      2,700
   1,865   Stevenson, Industrial Development Board, Environmental
            Improvement Revenue, Mead Corp. Project,
            3.70%*, 2/1/98**, LOC: Credit Suisse...................      1,865
                                                                       -------
                                                                        16,770
                                                                       -------
 California (2.6%):
   1,000   Los Angeles, Regional Airports Improvements Corp.,
            American Airlines--Los Angeles International--A, 3.70*,
            2/1/98**, LOC: Wachovia Bank...........................      1,000
   1,400   Los Angeles, Regional Airports Improvements Corp., Los
            Angeles International--LAX 2, 3.70*, 2/1/98**, LOC:
            Societe Generale.......................................      1,400
                                                                       -------
                                                                         2,400
                                                                       -------


                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                      PRINCIPAL
 SHARES OR                                                            VALUE OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 DEMAND NOTES, CONTINUED:
 Florida (1.9%):
  $1,680   Laurel Club, Certificates of Participation, Series 96A,
            3.70%*, 2/4/98**, LOC: Swiss Bank Corp.................    $ 1,680
                                                                       -------
 Georgia (1.9%):
   1,000   Cobb County, Post Mill Project, 3.60%*, 2/4/98**........      1,000
     750   Savannah, Downtown Development Authority, Parking
            Facilities Project, 3.55%*, 2/4/98**, SPA: National
            Westminster Bank PLC...................................        750
                                                                       -------
                                                                         1,750
                                                                       -------
 Illinois (2.5%):
   1,100   Chicago, O'Hare International Airport, General Airport
            2nd Lein, Series A, 3.55%*, 2/4/98**,
            LOC: Societe Generale, NY..............................      1,100
   1,200   Illinois Health Authority, Decatur Memorial Hospital,
            Project A, 3.60%*, 2/4/98**............................      1,200
                                                                       -------
                                                                         2,300
                                                                       -------
 Minnesota (3.9%):
   1,000   Minneapolis, GO, Sewer Improvements, Series A, 3.45%*,
            2/1/98**, LOC: Bayerische Vereinsbank..................      1,000
   2,500   Minneapolis, GO, Sewer Improvements, Series B, 3.45%*,
            2/4/98**...............................................      2,500
                                                                       -------
                                                                         3,500
                                                                       -------
 Missouri (6.4%):
     900   Kansas City, Industrial Development Authority, Hospital
            Revenue, Resh Health Services System, 3.65%*, 2/1/98**,
            MBIA, SPA: Bank of America.............................        900
   2,000   St. Charles County, Industrial Development Authority,
            Sun River Village Apartments Project, 3.50%*, 2/4/98**,
            LOC: Bank of America...................................      2,000
   2,900   State of Missouri, Health & Education Authority, SSM
            Health Care Projects, Series C, 3.55%*, 2/4/98**, MBIA.      2,900
                                                                       -------
                                                                         5,800
                                                                       -------
 Nebraska (1.9%):
   1,700   Nebraska Educational Facilities Authority, Educational
            Equipment & Improvements, 3.80%*, 2/4/98**, FGIC, SPA:
            Mitsubishi Bank, NY....................................      1,700
                                                                       -------
 New York (1.8%):
   1,600   New York City, GO, Sub Series E5, 3.65%*, 2/1/98**, LOC:
            Morgan Guaranty........................................      1,600
                                                                       -------
 Ohio (0.4%):
     400   Hamilton County, Health Care System, West Park Issue,
            3.60%*, 4/2/98**, LOC: Fifth Third Bank................        400
                                                                       -------
 Oregon (1.7%):
   1,500   Port of Portland, Reynolds Metals, 3.70*, 2/1/98**, LOC:
            Bank of Nova Scotia....................................      1,500
                                                                       -------
 Pennsylvania (1.3%):
   1,200   Schuylkill County, Industrial Development Authority,
            Resource Recovery Revenue, Gilberton Power Project,
            3.60%*, 2/4/98**, LOC: Mellon Bank.....................      1,200
                                                                       -------


                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                      PRINCIPAL
 SHARES OR                                                            VALUE OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 DEMAND NOTES, CONTINUED:
 South Carolina (1.7%):
  $1,500   South Carolina State Jobs & Economic Development
            Revenue, St. Francis Hospital, 3.70%*, 2/1/98**,
            LOC: Chase Manhattan Bank..............................    $ 1,500
                                                                       -------
 Tennessee (3.1%):
   1,000   Metropolitan Nashville Airport Authority, Special
            Facilities Revenue, American Airlines PJ--Series A,
            3.70%*, 2/1/98**, LOC: Union Bank of Switzerland.......      1,000
   1,800   Sullivan County, Industrial Develop Board , PCR, Mead
            Corp. Project, 3.70%*, 2/1/98**,
            LOC: Union Bank of Switzerland.........................      1,800
                                                                       -------
                                                                         2,800
                                                                       -------
 Texas (3.5%):
   1,100   Grapevine Industrial Development Corp., American
            Airlines-A2, 3.70%*, 2/1/98**, LOC: Morgan Guaranty....      1,100
   1,100   Grapevine Industrial Development Corp., American
            Airlines-B4, 3.70%*, 2/1/98**, LOC: Morgan Guaranty....      1,100
   1,000   Lone Star Airport Improvement Authority, Series B4,
            3.70%*, 2/1/98**, LOC: Royal Bank of Canada............      1,000
                                                                       -------
                                                                         3,200
                                                                       -------
 Washington (2.9%):
     600   Seattle Municipal Light & Power, 3.55%*, 2/4/98**.......        600
   2,000   Washington State, GO, Series VR 96A, 3.55%*, 2/4/98**...      2,000
                                                                       -------
                                                                         2,600
                                                                       -------
 West Virginia (0.8%):
     700   Putnam County, Industrial Development Revenue, FMC
            Corp., 3.85%*, 2/1/98**, LOC: Union Bank of
            Switzerland............................................        700
                                                                       -------
  Total Demand Notes                                                    51,400
                                                                       -------
 TAX FREE COMMERCIAL PAPER (2.2%):
 Alabama (1.1%):
   1,000   Port City Medical Clinic Board of Mobile, 3.55%, 5/6/98.      1,000
                                                                       -------
 Texas (1.1%):
   1,000   Lone Star Airport Improvement Authority, Series B2,
            3.70%*, 2/2/98**, LOC: Royal Bank of Canada............      1,000
                                                                       -------
  Total Tax Free Commercial Paper                                        2,000
                                                                       -------
 MUNICIPAL BONDS (28.6%):
 Alabama (1.7%):
   1,500   Alabama Housing Finance Authority, Huntsville, Series B,
            3.60%*, 2/1/98**, FNMA.................................      1,500
                                                                       -------
 Arizona (0.2%):
     200   Maricopa County, School District, GO, 5.40%, 7/1/98.....        201
                                                                       -------
 California (1.6%):
     400   Northern California Power Agency, Geothermal Project No.
            3, Series B, 5.00%, 7/1/98, AMBAC......................        402
   1,000   Riverside, GO, Series A, 4.50%, 6/30/98.................      1,003
                                                                       -------
                                                                         1,405
                                                                       -------


                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                      PRINCIPAL
 SHARES OR                                                            VALUE OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 MUNICIPAL BONDS, CONTINUED:
 Connecticut (0.1%):
  $  120   Hartford Metropolitan District, GO, Water Utility
            Improvements, 6.00%, 8/1/98............................    $   121
                                                                       -------
 Florida (0.3%):
     295   Hernando County, Water and Sewer Revenue, 5.10%, 6/1/98,
            FGIC...................................................        296
                                                                       -------
 Georgia (2.6%):
   1,000   Georgia State, GO, School Improvements, Series F, 6.50%,
            12/1/98................................................      1,024
   1,300   Spalding County, Sales Tax, GO, 4.15%, 7/1/98, FSA......      1,302
                                                                       -------
                                                                         2,326
                                                                       -------
 Hawaii (1.6%):
   1,000   Hawaii State, Dept. Budget & Finance, Special Purpose
            Mortgage, Queens Medical Center Project, 6.90%, 7/1/04,
            Pre-refunded 7/1/98 @ 102, FGIC........................      1,032
     400   Hawaii State, GO, Series BN, 7.10%, 6/1/09, Pre-refunded
            6/1/98 @ 101.5.........................................        410
                                                                       -------
                                                                         1,442
                                                                       -------
 Illinois (2.2%):
   2,000   Illinois State, GO, 5.25%, 7/1/98, FGIC.................      2,014
                                                                       -------
 Indiana (0.6%):
     500   Upland Indiana Economic Development, Taylor University
            Project, 7.75%, 9/1/09, Pre-refunded 9/01/98 @ 102,
            FSA....................................................        521
                                                                       -------
 Kansas (1.1%):
   1,000   Olathe, Temporary Notes, Series A, 4.50%, 6/1/98........      1,002
                                                                       -------
 Louisiana (1.1%):
   1,000   Louisiana State, Recovery District, Sales Tax Revenue,
            ETM, 4.25%, 7/1/98, MBIA...............................      1,002
                                                                       -------
 Maryland (1.1%):
   1,000   Baltimore County, GO, 6.90%, 9/1/99, Pre-refunded 9/1/98
            @ 102..................................................      1,037
                                                                       -------
 Minnesota (0.8%):
     755   Minnesota State Housing Finance Authority, Rental
            Housing, Series C2, 4.20%, 8/1/98......................        756
                                                                       -------
 New York (1.8%):
     640   New York City, GO, Capital Appreciation, Series I, Zero
            Coupon, 8/1/98, FSA....................................        628
   1,000   New York City, GO, Sub Series E2, 3.65%*, 2/1/98**, LOC:
            Morgan Guaranty........................................      1,000
                                                                       -------
                                                                         1,628
                                                                       -------
 North Carolina (1.3%):
   1,200   North Carolina State, Correctional Facility
            Improvements, Series A, 5.75%, 3/1/98..................      1,202
                                                                       -------
 Pennsylvania (2.2%):
   2,000   Pittsburgh, GO, Series A, 5.00%, 3/1/98, MBIA...........      2,002
                                                                       -------
 South Carolina (0.7%):
     125   Greenville County, School District, GO, 6.50%, 2/2/98...        125
     500   Greenville, Hospital System, Hospital Facilities
            Revenue, 7.80%, 5/1/15, Pre-refunded 5/1/98 @ 102,
            FGIC...................................................        514
                                                                       -------
                                                                           639
                                                                       -------


                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                January 31, 1998
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                      PRINCIPAL
 SHARES OR                                                            VALUE OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 MUNICIPAL BONDS, CONTINUED:
 Tennessee (1.4%):
  $  200   Fayette County, GO, 6.00%, 4/1/98, AMBAC................    $   201
   1,000   Shelby County, Health Educational & Hospital, Lebonheur
            Childrens Medical Center, 7.60%, 8/15/19, Pre-refunded
            8/15/98 @ 102..........................................      1,039
                                                                       -------
                                                                         1,240
                                                                       -------
 Texas (4.6%):
     450   Austin, Public Property, GO, 7.00%, 5/1/98..............        453
   1,000   Dallas, GO, 5.20%, 2/15/98..............................      1,001
     635   Houston Independent School District, GO, 7.00%, 8/15/98.        646
   1,000   San Antonio, Electric & Gas Revenue, 10.50%, 2/1/13,
            Pre-refunded 2/1/98 @ 102..............................      1,022
   1,000   San Antonio, Electric & Gas Revenue, Series 1991, 6.00%,
            2/1/98.................................................      1,000
                                                                       -------
                                                                         4,122
                                                                       -------
 Washington (0.4%):
     400   Washington State, GO, 7.30%, 6/1/00, Pre-refunded 6/1/98
            @ 100..................................................        405
                                                                       -------
 Wisconsin (0.6%):
     500   Wisconsin State, GO, 7.10%, 5/1/00, Pre-refunded 5/1/98
            @100...................................................        504
                                                                       -------
 Wyoming (0.6%):
     500   University of Wyoming, University Revenues, 4.50%,
            6/1/98, MBIA...........................................        501
                                                                       -------
  Total Municipal Bonds                                                 25,866
                                                                       -------
 INVESTMENT COMPANIES (5.4%):
   2,135   Federated Tax Free Fund.................................      2,135
   2,754   Goldman Sachs Tax Free Fund.............................      2,754
                                                                       -------
  Total Investment Companies                                             4,889
                                                                       -------
  Total (Cost--$91,079) (a)                                            $91,079
                                                                       =======

--------
Percentages indicated are based on net assets of $90,535.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 *Variable rate security. Rate represents rate in effect at January 31, 1998.
  Date presented reflects next rate change date.
**Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly or semiannually.
AMBAC--Insured by AMBAC Indemnity Corp.
ETM--Escrowed to Maturity
FGIC--Insured by Financial Guaranty Insurance Corp.
FNMA--Insured by Federal National Mortgage Assoc.
FSA--Insured by Financial Security Assurance
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by Municipal Bond Insurance Assoc.
PCR--Pollution Control Revenue
PLC--Public Limited Co.
SPA--Standby Purchase Agreement



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               January 31, 1998
                                  (Unaudited)

1. ORGANIZATION:

   AmSouth Mutual Funds (the "Trust") was organized on October 1, 1987, and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. Between the date of organization and the dates of commencement of operations, the Trust had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares").

   The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the AmSouth Regional Equity Fund, the AmSouth Equity Fund, the AmSouth Equity Income Fund, the AmSouth Capital Growth Fund, the AmSouth Balanced Fund, the AmSouth Bond Fund, the AmSouth Government Income Fund, the AmSouth Limited Maturity Fund, the AmSouth Florida Tax-Free Fund, the AmSouth Municipal Bond Fund, the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund and the AmSouth Tax-Exempt Fund (collectively, "the Funds" and individually "a Fund"). The AmSouth Alabama Tax-Free Fund and the AmSouth Small Cap Fund have not yet commenced operations as of January 31, 1998. Sales of shares of the Funds may be made to customers of AmSouth Bank, ("AmSouth") and its affiliates, to all accounts of correspondent banks of AmSouth and to the general public.

   The AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund and the AmSouth Tax-Exempt Fund (the "money market funds") each offer two classes of shares: Classic Shares and Premier Shares. Effective April 1, 1996, the existing shares of the money market funds, which were previously unclassified, were designated Premier Shares, and the money market funds commenced offering Classic Shares. Effective September 2, 1997, the existing shares of the AmSouth Regional Equity Fund, the AmSouth Equity Fund, the AmSouth Equity Income Fund, the AmSouth Capital Growth Fund, the AmSouth Balanced Fund, the AmSouth Bond Fund, the AmSouth Government Income Fund, the AmSouth Limited Maturity Fund, the AmSouth Florida Tax-Free Fund and the AmSouth Municipal Bond Fund (the "variable funds") which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. The Class B Shares also became effective on September 2, 1997 in the AmSouth Prime Obligations Fund, the AmSouth Regional Equity Fund, the AmSouth Equity Fund, the AmSouth Equity Income Fund, the AmSouth Capital Growth Fund, the AmSouth Balanced Fund and the AmSouth Bond Fund. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

   The AmSouth Regional Equity Fund and the AmSouth Equity Fund seek growth of capital. The AmSouth Equity Income Fund seeks above average income and capital appreciation. The AmSouth Capital Growth Fund seeks long-term capital appreciation and growth of income. The AmSouth Balanced Fund seeks to obtain long-term capital growth and to produce a reasonable amount of current income. The AmSouth Bond Fund and AmSouth Limited Maturity Fund seek current income, consistent with the preservation of capital. The AmSouth Government Income Fund seeks to provide a high level of current income consistent with prudent investment risk. The AmSouth Florida Tax-Free Fund seeks to produce as high a level of current interest



                                   Continued

AMSOUTH MUTUAL FUNDS

                               January 31, 1998
                                  (Unaudited)

 income exempt from federal income taxes and Florida intangible taxes as is consistent with the preservation of capital. The AmSouth Municipal Bond Fund seeks a high level of current interest income exempt from federal income taxes. The AmSouth Prime Obligations Fund and AmSouth U.S. Treasury Fund seek current income with liquidity and stability of principal. The AmSouth Tax-Exempt Fund seeks to produce as high a level of current interest income exempt from federal income taxes as is consistent with the preservation of capital and relative stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Investments in common stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean between the latest available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

  SECURITIES TRANSACTIONS AND RELATED INCOME:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  REPURCHASE AGREEMENTS:

  The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers which AmSouth deems creditworthy under guidelines


                                   Continued

AMSOUTH MUTUAL FUNDS

                               January 31, 1998
                                  (Unaudited)

  approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized gains, if any, are declared and distributed annually.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  As of July 31, 1997, the following reclassifications have been made to increase (decrease) such amounts with offsetting adjustments made to paid-in-capital:

                                                  UNDISTRIBUTED  ACCUMULATED NET
                                                  NET INVESTMENT REALIZED GAINS
                                                      INCOME     ON INVESTMENTS
                                                  -------------- ---------------
   Regional Equity Fund..........................   $   2,083       $  (1,037)
   Balanced Fund.................................    (181,583)        219,123
   Bond Fund.....................................     356,959        (211,171)
   Government Income Fund........................     (62,440)         61,768
   Limited Maturity Fund.........................      25,919         (32,203)
   Florida Tax-Free Fund.........................       5,722              --

  FEDERAL INCOME TAXES:

  It is the policy of each Fund to qualify or to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections



                                   Continued

AMSOUTH MUTUAL FUNDS

                               January 31, 1998
                                  (Unaudited)

  of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  OTHER:

  Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to the Funds on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

  UNAMORTIZED ORGANIZATIONAL COSTS:

  Costs incurred by the Equity Income, the Capital Growth, and the Municipal Bond Funds in connection with their organization and registration of shares have been deferred and are amortized using the straight-line method over a period of five years from the commencement of the public offering of shares of the Funds.

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six month period ended January 31, 1998 were as follows:

                                                               PURCHASES  SALES
                                                               --------- -------
  Regional Equity Fund........................................  $ 6,988  $ 5,035
  Equity Fund.................................................   57,885   98,745
  Equity Income Fund..........................................   23,149   13,623
  Capital Growth Fund.........................................    9,965    1,939
  Balanced Fund...............................................   34,998   56,545
  Bond Fund...................................................   63,546   72,096
  Government Income Fund......................................      884    2,934
  Limited Maturity Fund.......................................   33,809   56,662
  Florida Tax Free Fund.......................................   10,898   12,049
  Municipal Bond Fund.........................................   53,275   48,907

4. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Funds which offer multiple classes of shares for the six month period ended January 31, 1998 and the year ended July 31, 1997 were as follows:


                                   Continued

AMSOUTH MUTUAL FUNDS

                                January 31, 1998
                                  (Unaudited)


                          REGIONAL EQUITY FUND         EQUITY FUND         EQUITY INCOME FUND
                         ----------------------- ----------------------- -----------------------
                         PERIOD ENDED YEAR ENDED PERIOD ENDED YEAR ENDED PERIOD ENDED YEAR ENDED
                         JANUARY 31,   JULY 31,  JANUARY 31,   JULY 31,  JANUARY 31,   JULY 31,
                           1998 (A)      1997      1998 (A)      1997      1998 (A)    1997 (B)
                         ------------ ---------- ------------ ---------- ------------ ----------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares
  issued................   $  3,916    $34,563     $ 22,488    $556,310     $6,524     $20,123
 Dividends reinvested...      1,615      1,945        3,261      14,093        887          37
 Shares redeemed........     (3,764)   (16,518)     (17,995)   (131,517)      (996)       (292)
                           --------    -------     --------    --------     ------     -------
 Change in net assets
  from investor share
  transactions..........   $  1,767    $19,990     $  7,754    $438,886     $6,415     $19,868
                           ========    =======     ========    ========     ======     =======
PREMIER SHARES:
 Proceeds from shares
  issued................   $ 10,921    $    --     $ 71,759    $     --     $1,254     $    --
 Dividends reinvested...      1,280         --       10,067          --        119          --
 Shares redeemed........    (13,393)        --      (92,871)         --       (534)         --
                           --------    -------     --------    --------     ------     -------
 Change in net assets
  from investor share
  transactions..........   $ (1,192)   $    --     $(11,045)   $     --     $  839     $    --
                           ========    =======     ========    ========     ======     =======
CLASS B SHARES:
 Proceeds from shares
  issued................   $  1,122    $    --     $  2,605    $     --     $3,023     $    --
 Dividends reinvested...         26         --           85          --         72          --
 Shares redeemed........        (53)        --          (53)         --       (113)         --
                           --------    -------     --------    --------     ------     -------
 Change in net assets
  from investor share
  transactions..........   $  1,095    $    --     $  2,637    $     --     $2,982     $    --
                           ========    =======     ========    ========     ======     =======
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued.................        138      1,439          983      26,434        563       1,923
 Reinvested.............         56         84          144         773         79           4
 Redeemed...............       (132)      (683)        (787)     (6,713)       (87)        (27)
                           --------    -------     --------    --------     ------     -------
 Change in Classic
  Shares................         62        840          340      20,494        555       1,900
                           ========    =======     ========    ========     ======     =======
PREMIER SHARES:
 Issued.................        380         --        3,167          --        108          --
 Reinvested.............         45         --          447          --         10          --
 Redeemed...............       (474)        --       (4,036)         --        (46)         --
                           --------    -------     --------    --------     ------     -------
 Change in Premier
  Shares................        (49)        --         (422)         --         72          --
                           ========    =======     ========    ========     ======     =======
CLASS B SHARES:
 Issued.................         39         --          113          --        262          --
 Reinvested.............          1         --            4          --          6          --
 Redeemed...............         (2)        --           (2)         --         (9)         --
                           --------    -------     --------    --------     ------     -------
 Change in Class B
  Shares................         38         --          115          --        259          --
                           ========    =======     ========    ========     ======     =======

--------
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also become effective on September 2, 1997.
(b) For the period from March 20, 1997 (commencement of operations) through July 31, 1997.


                                   Continued

AMSOUTH MUTUAL FUNDS

                                January 31, 1998
                                  (Unaudited)


                                    CAPITAL GROWTH FUND      BALANCED FUND
                                    ------------------- -----------------------
                                       PERIOD ENDED     PERIOD ENDED YEAR ENDED
                                        JANUARY 31,     JANUARY 31,   JULY 31,
                                         1998 (A)         1998 (A)      1997
                                    ------------------- ------------ ----------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares issued.......       $7,080          $ 5,474     $ 79,422
 Dividends reinvested..............           --            4,608       20,289
 Shares redeemed...................         (325)         (13,760)    (121,323)
                                          ------          -------     --------
 Change in net assets from investor
  share transactions...............       $6,755          $(3,678)    $(21,612)
                                          ======          =======     ========
PREMIER SHARES:
 Proceeds from shares issued.......       $   98          $36,854     $     --
 Dividends reinvested..............           --           14,632           --
 Shares redeemed...................           --          (43,016)          --
                                          ------          -------     --------
 Change in net assets from investor
  share transactions...............       $   98          $ 8,470     $     --
                                          ======          =======     ========
CLASS B SHARES:
 Proceeds from shares issued.......       $1,291          $ 1,620     $     --
 Dividends reinvested..............           --               77           --
 Shares redeemed...................          (13)             (33)          --
                                          ------          -------     --------
 Change in net assets from investor
  share transactions...............       $1,278          $ 1,664     $     --
                                          ======          =======     ========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued............................          714              364        5,836
 Reinvested........................           --              315        1,523
 Redeemed..........................          (33)            (921)      (8,820)
                                          ------          -------     --------
 Change in Classic Shares..........          681             (242)      (1,461)
                                          ======          =======     ========
PREMIER SHARES:
 Issued............................           10            2,514           --
 Reinvested........................           --            1,010           --
 Redeemed..........................           --           (2,908)          --
                                          ------          -------     --------
 Change in Premier Shares..........           10              616           --
                                          ======          =======     ========
CLASS B SHARES:
 Issued............................          129              108           --
 Reinvested........................           --                5           --
 Redeemed..........................           (1)              (2)          --
                                          ------          -------     --------
 Change in Class B Shares..........          128              111           --
                                          ======          =======     ========

--------
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also became effective on September 2, 1997.



                                   Continued

AMSOUTH MUTUAL FUNDS

                                January 31, 1998
                                  (Unaudited)


                                BOND FUND        GOVERNMENT INCOME FUND   LIMITED MATURITY FUND
                         ----------------------- ----------------------- -----------------------
                         PERIOD ENDED YEAR ENDED PERIOD ENDED YEAR ENDED PERIOD ENDED YEAR ENDED
                         JANUARY 31,   JULY 31,  JANUARY 31,   JULY 31,  JANUARY 31,   JULY 31,
                           1998 (A)      1997      1998 (B)      1997      1998 (B)      1997
                         ------------ ---------- ------------ ---------- ------------ ----------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares
  issued................   $  8,794    $201,871    $   497     $ 1,446     $  1,141    $115,330
 Dividends reinvested...      1,040       5,240        155         412          156         865
 Shares redeemed........    (17,694)    (37,772)    (2,885)     (6,512)      (8,593)    (25,250)
                           --------    --------    -------     -------     --------    --------
 Change in net assets
  from investor share
  transactions..........   $ (7,860)   $169,339    $(2,233)    $(4,654)    $ (7,296)   $ 90,945
                           ========    ========    =======     =======     ========    ========
PREMIER SHARES:
 Proceeds from shares
  issued................   $ 40,563    $     --    $   329     $    --     $  6,154    $     --
 Dividends reinvested...      1,976          --         --          --          191          --
 Shares redeemed........    (38,461)         --         (4)         --      (22,343)         --
                           --------    --------    -------     -------     --------    --------
 Change in net assets
  from investor share
  transactions..........   $  4,078    $     --    $   325     $    --     $(15,998)   $     --
                           ========    ========    =======     =======     ========    ========
CLASS B SHARES:
 Proceeds from shares
  issued................   $    103    $     --    $    --     $    --     $     --    $     --
 Dividends reinvested...          1          --         --          --           --          --
 Shares redeemed........         --          --         --          --           --          --
                           --------    --------    -------     -------     --------    --------
 Change in net assets
  from investor share
  transactions..........   $    104    $     --    $    --     $    --     $     --    $     --
                           ========    ========    =======     =======     ========    ========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued.................        813      18,995         52         153          110      11,205
 Reinvested.............         96         494         16          43           15          84
 Redeemed...............     (1,647)     (3,539)      (295)       (680)        (829)     (2,449)
                           --------    --------    -------     -------     --------    --------
 Change in Classic
  Shares................       (738)     15,950       (227)       (484)        (704)      8,840
                           ========    ========    =======     =======     ========    ========
PREMIER SHARES:
 Issued.................      3,699          --         33          --          588          --
 Reinvested.............        181          --         --          --           18          --
 Redeemed...............     (3,495)         --         --          --       (2,139)         --
                           --------    --------    -------     -------     --------    --------
 Change in Premier
  Shares................        385          --         33          --       (1,533)         --
                           ========    ========    =======     =======     ========    ========
CLASS B SHARES:
 Issued.................         10          --         --          --           --          --
 Reinvested.............         --          --         --          --           --          --
 Redeemed...............         --          --         --          --           --          --
                           --------    --------    -------     -------     --------    --------
 Change in Class B
  Shares................         10          --         --          --           --          --
                           ========    ========    =======     =======     ========    ========

--------
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also became effective on September 2, 1997.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.



                                   Continued

AMSOUTH MUTUAL FUNDS

                                January 31, 1998
                                  (Unaudited)

                                 FLORIDA TAX-FREE FUND      MUNICIPAL FUND
                                ----------------------- -----------------------
                                PERIOD ENDED YEAR ENDED PERIOD ENDED YEAR ENDED
                                JANUARY 31,   JULY 31,  JANUARY 31,   JULY 31,
                                  1998 (A)      1997      1998 (A)    1997 (B)
                                ------------ ---------- ------------ ----------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares issued...   $   189     $12,780     $  8,904    $342,930
 Dividends reinvested..........       110         213           28          --
 Shares redeemed...............    (3,828)     (9,213)      (5,123)    (10,165)
                                  -------     -------     --------    --------
 Change in net assets from in-
  vestor share transactions....   $(3,529)    $ 3,780     $  3,809    $332,765
                                  =======     =======     ========    ========
PREMIER SHARES:
 Proceeds from shares issued...   $ 9,913     $    --     $ 19,859    $     --
 Dividends reinvested..........        --          --           14          --
 Shares redeemed...............    (3,850)         --      (28,848)         --
                                  -------     -------     --------    --------
 Change in net assets from in-
  vestor share transactions....   $ 6,063     $    --     $ (8,975)   $     --
                                  =======     =======     ========    ========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued........................        18       1,240          882      34,283
 Reinvested....................        10          21            3          --
 Redeemed......................      (366)       (894)        (507)     (1,004)
                                  -------     -------     --------    --------
 Change in Classic Shares......      (338)        367          378      33,279
                                  =======     =======     ========    ========
PREMIER SHARES:
 Issued........................       947          --        1,958          --
 Reinvested....................        --          --            1          --
 Redeemed......................      (368)         --       (2,843)         --
                                  -------     -------     --------    --------
 Change in Premier Shares......       579          --         (884)         --
                                  =======     =======     ========    ========

--------
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from July 1, 1997 (commencement of operations) through July 31, 1997.



                                   Continued

AMSOUTH MUTUAL FUNDS

                                January 31, 1998
                                  (Unaudited)

                          PRIME OBLIGATIONS FUND     U.S. TREASURY FUND         TAX EXEMPT FUND
                         ------------------------  -----------------------  -----------------------
                         PERIOD ENDED YEAR ENDED   PERIOD ENDED YEAR ENDED  PERIOD ENDED YEAR ENDED
                         JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,   JANUARY 31,   JULY 31,
                           1998 (A)      1997          1998        1997         1998        1997
                         ------------ -----------  ------------ ----------  ------------ ----------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares
  issued................  $ 110,650   $   568,041   $   8,377   $  24,470     $ 23,843   $  36,497
 Dividends reinvested...      2,915         5,860         198         507          354         572
 Shares redeemed........   (105,328)     (587,948)    (12,325)    (27,354)     (32,028)    (26,258)
                          ---------   -----------   ---------   ---------     --------   ---------
 Change in net assets
  from investor share
  transactions..........  $   8,237   $   (14,047)  $  (3,750)  $  (2,377)    $ (7,831)  $  10,811
                          =========   ===========   =========   =========     ========   =========
PREMIER SHARES:
 Proceeds from shares
  issued................  $ 793,503   $ 1,050,377   $ 457,285   $ 837,301     $ 99,048   $ 165,204
 Dividends reinvested...        873         1,518         237         369            4          18
 Shares redeemed........   (716,502)   (1,113,472)   (454,063)   (896,472)     (84,041)   (153,403)
                          ---------   -----------   ---------   ---------     --------   ---------
 Change in net assets
  from investor share
  transactions..........  $  77,874   $   (61,577)  $   3,459   $ (58,802)    $ 15,011   $  11,819
                          =========   ===========   =========   =========     ========   =========
CLASS B SHARES:
 Proceeds from shares
  issued................  $      --   $        --   $      --   $      --     $     --   $      --
 Dividends reinvested...         --            --          --          --           --          --
 Shares redeemed........         --            --          --          --           --          --
                          ---------   -----------   ---------   ---------     --------   ---------
 Change in net assets
  from investor share
  transactions..........  $      --   $        --   $      --   $      --     $     --   $      --
                          =========   ===========   =========   =========     ========   =========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued.................    110,650       568,041       8,377      24,470       23,843      36,497
 Reinvested.............      2,915         5,860         198         507          354         572
 Redeemed...............   (105,328)     (587,948)    (12,325)    (27,354)     (32,028)    (26,258)
                          ---------   -----------   ---------   ---------     --------   ---------
 Change in Classic
  Shares................      8,237       (14,047)     (3,750)     (2,377)      (7,831)     10,811
                          =========   ===========   =========   =========     ========   =========
PREMIER SHARES:
 Issued.................    793,503     1,050,377     457,285     837,301       99,048     165,204
 Reinvested.............        873         1,518         237         369            4          18
 Redeemed...............   (716,502)   (1,113,472)   (454,063)   (896,472)     (84,041)   (153,403)
                          ---------   -----------   ---------   ---------     --------   ---------
 Change in Premier
  Shares................     77,874       (61,577)      3,459     (58,802)      15,011      11,819
                          =========   ===========   =========   =========     ========   =========
CLASS B SHARES:
 Issued.................         --            --          --          --           --          --
 Reinvested.............         --            --          --          --           --          --
 Redeemed...............         --            --          --          --           --          --
                          ---------   -----------   ---------   ---------     --------   ---------
 Change in Class B
  Shares................         --            --          --          --           --          --
                          =========   ===========   =========   =========     ========   =========

--------
(a) Effective September 2, 1997, the Fund commenced offering Class B Shares.


                                   Continued

AMSOUTH MUTUAL FUNDS

                               January 31, 1998
                                  (Unaudited)


5. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to each of the Funds by AmSouth. Under the terms of the investment advisory agreement, AmSouth is entitled to receive fees based on a percentage of the average net assets of each of the Funds.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc.

 ASO Services Company, a wholly owned subsidiary of The BISYS Group, Inc., serves the Funds as administrator. Under the terms of the administration agreement, ASO Services Company's fees are computed daily as 0.20% of the average net assets of each of the Funds. AmSouth and BISYS, with whom certain officers and trustees of the Trust are affiliated, serve as the Funds' sub-administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of 0.10% of each Fund's average net assets. AmSouth became Custodian for the Trust on April 17, 1997. Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses. Pursuant to its agreement with the Administrator, BISYS, as sub-administrator, is entitled to compensation as mutually agreed upon from time to time by it and the Administrator. BISYS also serves as the Funds' distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended January 31, 1998, BISYS received $1,053,698 from commissions earned on sales of shares of the Funds' variable net asset value funds of which the $1,047,049 was reallowed to AmSouth Investment Services, an investment dealer of the Funds' shares and other dealers of the Funds' shares. BISYS receives no fees from the Funds for providing distribution services to the Funds. BISYS Ohio serves the Funds as Transfer Agent and Mutual Fund Accountant. Under the terms of the Transfer Agent and Fund Accounting Agreement, BISYS Ohio's fees are based on the number of shareholders and as a percentage of average net assets, respectively.

 Classic Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum rate of 0.25% of the average daily net assets of the Classic Shares of each of the Funds.

 Class B Shares of the Trust are subject to a Distribution and Shareholder Servicing Plan (the "Distribution Plan") permitting payment of compensation to a participating organization as payment for its services or expenses in connection with distribution assistance of the Funds' Class B Shares to the participating organizations customers. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and pays BISYS for its cost of providing such services, subject to a maximum rate of 1.00% of


                                   Continued

AMSOUTH MUTUAL FUNDS

                               January 31, 1998
                                  (Unaudited)

 the average daily net assets of the Class B Shares of each of the Funds, which includes a Shareholder Servicing Fee of 0.25% of the average daily net assets of the Class B Shares of each Fund.

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the six month period ended January 31, 1998 (amounts in thousands):

                            INVESTMENT ADVISORY FEES
                           ---------------------------
                            ANNUAL FEE AS              ADMINISTRATION  SHAREHOLDER        FUND       TRANSFER
                           A PERCENTAGE OF    FEES          FEES      SERVICING FEES ACCOUNTING FEES AGENT AND
                            AVERAGE DAILY  VOLUNTARILY  VOLUNTARILY    VOLUNTARILY     VOLUNTARILY    CUSTODY
                             NET ASSETS      REDUCED      REDUCED        REDUCED         REDUCED       FEES
                           --------------- ----------- -------------- -------------- --------------- ---------
  Regional Equity Fund....      0.80%         $  1          $ --           $ --           $ --         $ 20
  Equity Fund.............      0.80%           --            --             --             --          127
  Equity Income Fund......      0.80%           --            --             --             --            5
  Capital Growth Fund(a)..      0.80%           --             3             --             --           --
  Balanced Fund...........      0.80%           --            --             --             --           48
  Bond Fund...............      0.65%          233           124              4             --           39
  Government Income Fund..      0.65%           19             6              6             --            1
  Limited Maturity Fund...      0.65%           94            50              2             --           16
  Florida Tax-Free Fund...      0.65%           93            27              3             --            5
  Municipal Bond Fund.....      0.65%          424           136              1             --           46
  Prime Obligations Fund..      0.40%           --            --             90             --           77
  U.S. Treasury Fund......      0.40%           --            --              6             --           36
  Tax-Exempt Fund.........      0.40%           82            --             16             --           10

--------
(a) For the period from August 1, 1997 (commencement of operations) through January 31, 1998.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                      REGIONAL EQUITY FUND
                          ----------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                      JANUARY 31,                     --------------------------------------------
                                          1998                          1997     1996     1995     1994     1993
                          ----------------------------------------    --------  -------  -------  -------  -------
                          CLASSIC (A)   PREMIER (A)   B SHARES (A)
                          -----------   -----------   ------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $ 28.23       $ 27.95       $ 28.50       $  20.95  $ 18.94  $ 16.68  $ 16.74  $ 14.86
                            -------       -------       -------       --------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................       0.04          0.08         (0.01)          0.24     0.26     0.23     0.23     0.19
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.27          0.53         (0.03)          7.77     2.20     2.26     0.58     2.09
                            -------       -------       -------       --------  -------  -------  -------  -------
 Total from Investment
  Activities............       0.31          0.61         (0.04)          8.01     2.46     2.49     0.81     2.28
                            -------       -------       -------       --------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income..      (0.05)        (0.08)        (0.02)         (0.24)   (0.26)   (0.23)   (0.23)   (0.20)
 Net realized gains from
  investment
  transactions..........      (0.93)        (0.93)        (0.93)         (0.49)   (0.19)      --    (0.41)   (0.20)
 In excess of net real-
  ized gains............         --            --            --             --       --       --    (0.23)      --
                            -------       -------       -------       --------  -------  -------  -------  -------
 Total Distributions....      (0.98)        (1.01)        (0.95)         (0.73)   (0.45)   (0.23)   (0.87)   (0.40)
                            -------       -------       -------       --------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................    $ 27.56       $ 27.55       $ 27.51       $  28.23  $ 20.95  $ 18.94  $ 16.68  $ 16.74
                            =======       =======       =======       ========  =======  =======  =======  =======
Total Return (excludes
 sales charge)..........       0.96%(c)      1.04%(c)      0.68%(c)      39.02%   13.10%   15.10%    4.87%   15.53%
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $47,966       $98,594       $ 1,047       $149,838  $93,584  $68,501  $54,744  $41,347
 Ratio of expenses to
  average net assets....       1.25%(b)      1.08%(b)      2.08%(b)       1.06%    1.05%    1.07%    0.79%    0.80%
 Ratio of net investment
  income to average net
  assets................       0.22%(b)      0.65%(b)     (0.43)%(b)      0.99%    1.30%    1.35%    1.36%    1.17%
 Ratio of expenses to
  average net assets*...       1.25%(b)      1.08%(b)      2.08%(b)       1.10%    1.13%    1.15%    1.24%    1.28%
 Ratio of net investment
  income to average net
  assets*...............       0.22%(b)      0.65%(b)     (0.43)%(b)      0.95%    1.22%    1.27%    0.90%    0.69%
Portfolio turnover (d)..       3.48%         3.48%         3.48%         10.30%    8.22%   14.25%    5.83%   10.22%
Average commission rate
 paid (e)...............    $0.0621       $0.0621       $0.0621       $ 0.0760  $0.0827       --       --       --

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also became effective on September 2, 1997.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.


                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                             EQUITY FUND
                          --------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                      JANUARY 31,                     ------------------------------------------------
                                          1998                          1997      1996      1995      1994      1993
                          -----------------------------------------   --------  --------  --------  --------  --------
                          CLASSIC (A)   PREMIER (A)    B SHARES (A)
                          -----------   -----------    ------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $ 23.35      $  22.51        $ 23.16      $  17.62  $  16.75  $  14.82  $  14.38  $  13.40
                            -------      --------        -------      --------  --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income..       0.06          0.12           0.04          0.30      0.33      0.33      0.28      0.28
 Net realized and
  unrealized gains from
  investments...........       0.55          1.33           0.71          6.77      1.48      2.39      0.83      1.48
                            -------      --------        -------      --------  --------  --------  --------  --------
 Total from Investment
  Activities............       0.61          1.45           0.75          7.07      1.81      2.72      1.11      1.76
                            -------      --------        -------      --------  --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income..      (0.10)        (0.12)         (0.06)        (0.30)    (0.33)    (0.32)    (0.28)    (0.29)
 Net realized gains from
  investment
  transactions..........      (1.25)        (1.25)         (1.25)        (1.04)    (0.61)    (0.47)    (0.39)    (0.49)
                            -------      --------        -------      --------  --------  --------  --------  --------
 Total Distributions....      (1.35)        (1.37)         (1.31)        (1.34)    (0.94)    (0.79)    (0.67)    (0.78)
                            -------      --------        -------      --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD.................    $ 22.61      $  22.59        $ 22.60      $  23.35  $  17.62  $  16.75  $  14.82  $  14.38
                            =======      ========        =======      ========  ========  ========  ========  ========
Total Return (excludes
 sales charge)..........       2.65%(c)      2.66%(c)       2.42%(c)     42.35%    11.09%    19.27%     7.90%    13.81%
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $61,808      $879,561        $ 2,602      $974,985  $374,622  $275,757  $205,611  $153,074
 Ratio of expenses to
  average net assets....       1.16%(b)      1.08%(b)       2.07%(b)      1.06%     1.02%     1.03%     0.94%     0.95%
 Ratio of net investment
  income to average net
  assets................       0.82%(b)      1.02%(b)       0.07%(b)      1.52%     1.86%     2.17%     1.93%     2.08%
 Ratio of expenses to
  average net assets*...       1.16%(b)      1.08%(b)       2.07%(b)      1.10%     1.11%     1.11%     1.11%     1.13%
 Ratio of net investment
  income to average net
  assets*...............       0.82%(b)      1.02%(b)       0.07%(b)      1.48%     1.77%     2.09%     1.76%     1.90%
Portfolio turnover (d)..       6.25%         6.25%          6.25%        24.47%    19.11%    19.46%    11.37%    15.12%
Average commission rate
 paid (e)...............    $0.0700      $ 0.0700        $0.0700      $ 0.0657  $ 0.0700        --        --        --

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also became effective on September 2, 1997.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.


                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                           EQUITY INCOME FUND
                           ---------------------------------------------------------
                                     SIX MONTHS ENDED                 MARCH 20, 1997
                                       JANUARY 31,                     TO JULY 31,
                                           1998                          1997 (F)
                           ----------------------------------------   --------------
                           CLASSIC (A)   PREMIER (A)   B SHARES (A)
                           -----------   -----------   ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $ 11.72       $ 11.35       $ 11.61         $ 10.00
                             -------       -------       -------         -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss).................       0.13          0.15          0.09            0.07
 Net realized and
  unrealized gains from
  investments............       0.20          0.56          0.30            1.71
                             -------       -------       -------         -------
 Total from Investment
  Activities.............       0.33          0.71          0.39            1.78
                             -------       -------       -------         -------
DISTRIBUTIONS
 Net investment income...      (0.13)        (0.14)        (0.10)          (0.06)
 Net realized gains from
  investment
  transactions...........      (0.41)        (0.41)        (0.41)             --
                             -------       -------       -------         -------
 Total Distributions.....      (0.54)        (0.55)        (0.51)          (0.06)
                             -------       -------       -------         -------
NET ASSET VALUE, END OF
 PERIOD..................    $ 11.51       $ 11.51       $ 11.49         $ 11.72
                             =======       =======       =======         =======
Total Return (excludes
 sales charge)...........       2.89%(c)      3.00%(c)      2.50%(c)       17.81%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of pe-
  riod (000).............    $23,593       $ 5,497       $ 2,973         $22,273
 Ratio of expenses to
  average net assets.....       1.42%(b)      1.21%(b)      2.18%(b)        1.30%(b)
 Ratio of net investment
  income to average net
  assets.................       2.21%(b)      2.60%(b)      1.65%(b)        2.13%(b)
 Ratio of expenses to
  average net assets*....       1.42%(b)      1.21%(b)      2.18%(b)        1.51%(b)
 Ratio of net investment
  income to average net
  assets*................       2.21%(b)      2.60%(b)      1.65%(b)        1.92%(b)
Portfolio turnover (d)...      51.52%        51.52%        51.52%          27.38%
Average commission rate
 paid (e)................    $0.0599       $0.0599       $0.0599         $0.0600
                                   CAPITAL GROWTH FUND
                           ---------------------------------------------
                                     SIX MONTHS ENDED
                                       JANUARY 31,
                                         1998 (F)
                           ---------------------------------------------
                           CLASSIC (A)    PREMIER (A)    B SHARES (A)
                           -------------- -------------- ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $ 10.00        $  9.55        $  9.82
                           -------------- -------------- ---------------
INVESTMENT ACTIVITIES
 Net investment income
  (loss).................      (0.02)           --           (0.03)
 Net realized and
  unrealized gains from
  investments............       0.16           0.60           0.32
                           -------------- -------------- ---------------
 Total from Investment
  Activities.............       0.14           0.60           0.29
                           -------------- -------------- ---------------
DISTRIBUTIONS
 Net investment income...         --             --             --
 Net realized gains from
  investment
  transactions...........         --             --             --
                           -------------- -------------- ---------------
 Total Distributions.....         --             --             --
                           -------------- -------------- ---------------
NET ASSET VALUE, END OF
 PERIOD..................    $ 10.14        $ 10.15        $ 10.11
                           ============== ============== ===============
Total Return (excludes
 sales charge)...........         --             --             --
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of pe-
  riod (000).............    $ 4,838        $ 2,165        $ 1,298
 Ratio of expenses to
  average net assets.....       1.75%(b)       0.99%(b)       2.19%(b)
 Ratio of net investment
  income to average net
  assets.................      (0.69)%(b)      0.07%(b)      (1.19)%(b)
 Ratio of expenses to
  average net assets*....       1.89%(b)       1.13%(b)       2.33%(b)
 Ratio of net investment
  income to average net
  assets*................      (0.83)%(b)     (0.07)%(b)     (1.33)%(b)
Portfolio turnover (d)...      39.84%         39.84%         39.84%
Average commission rate
 paid (e)................    $0.0411        $0.0411        $0.0411

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also became effective on September 2, 1997.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.
(f) Period from August 1, 1997 (commencement of operations).



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                            BALANCED FUND
                          --------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                      JANUARY 31,                     ------------------------------------------------
                                          1998                          1997      1996      1995      1994      1993
                          -----------------------------------------   --------  --------  --------  --------  --------
                          CLASSIC (A)   PREMIER (A)    B SHARES (A)
                          -----------   -----------    ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 15.21      $  14.77        $ 15.03      $  13.03  $  12.76  $  11.81  $  11.86  $  11.12
                            -------      --------        -------      --------  --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income..       0.18          0.23           0.16          0.48      0.47      0.47      0.42      0.44
 Net realized and
  unrealized gains from
  investments...........       0.36          0.76           0.51          2.78      0.58      1.24      0.18      0.80
                            -------      --------        -------      --------  --------  --------  --------  --------
 Total from Investment
  Activities............       0.54          0.99           0.67          3.26      1.05      1.71      0.60      1.24
                            -------      --------        -------      --------  --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income..      (0.21)        (0.23)         (0.18)        (0.50)    (0.47)    (0.46)    (0.42)    (0.45)
 Net realized gains from
  investment
  transactions..........      (0.97)        (0.97)         (0.97)        (0.58)    (0.31)    (0.30)    (0.23)    (0.05)
                            -------      --------        -------      --------  --------  --------  --------  --------
 Total Distributions....      (1.18)        (1.20)         (1.15)        (1.08)    (0.78)    (0.76)    (0.65)    (0.50)
                            -------      --------        -------      --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD.................    $ 14.57      $  14.56        $ 14.55      $  15.21  $  13.03  $  12.76  $  11.81  $  11.86
                            =======      ========        =======      ========  ========  ========  ========  ========
Total Return (excludes
 sales charge)..........       3.72%(c)      3.77%(c)       3.37%(c)     26.42%     8.37%    15.27%     5.13%    11.47%
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $49,167      $313,150        $ 1,614      $372,769  $338,425  $295,509  $236,306  $179,134
 Ratio of expenses to
  average net assets....       1.20%(b)      1.08%(b)       2.08%(b)      1.05%     0.98%     0.94%     0.84%     0.84%
 Ratio of net investment
  income to average net
  assets................       2.87%(b)      2.99%(b)       1.98%(b)      3.49%     3.61%     3.91%     3.56%     3.90%
 Ratio of expenses to
  average net assets*...       1.20%(b)      1.08%(b)       2.08%(b)      1.10%     1.11%     1.12%     1.11%     1.12%
 Ratio of net investment
  income to average net
  assets*...............       2.87%(b)      2.99%(b)       1.98%(b)      3.44%     3.48%     3.73%     3.28%     3.62%
Portfolio turnover (d)..       9.90%         9.90%          9.90%        25.00%    20.47%    16.97%    14.43%    11.09%
Average commission rate
 paid (e)...............    $0.0750      $ 0.0750        $0.0750      $ 0.0734  $ 0.0773        --        --        --

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also became effective on September 2, 1997.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                                            BOND FUND
                          ----------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                      JANUARY 31,                    ---------------------------------------------
                                          1998                         1997      1996     1995     1994     1993
                          -----------------------------------------  --------  --------  -------  -------  -------
                          CLASSIC (A)   PREMIER (A)    B SHARES (A)
                          -----------   -----------    ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.92       $  10.72         $10.75     $  10.54  $  10.83  $ 10.59  $ 11.29  $ 11.29
                            ------       --------         ------     --------  --------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income..      1.04           0.31           0.18         0.65      0.65     0.69     0.69     0.71
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.51)          0.43           0.49         0.42     (0.18)    0.28    (0.66)    0.33
                            ------       --------         ------     --------  --------  -------  -------  -------
 Total from Investment
  Activities............      0.53           0.74           0.67         1.07      0.47     0.97     0.03     1.04
                            ------       --------         ------     --------  --------  -------  -------  -------
DISTRIBUTIONS
 Net investment income..     (0.32)         (0.33)         (0.29)       (0.69)    (0.65)   (0.69)   (0.70)   (0.71)
 Net realized gains from
  investment transac-
  tions.................     (0.03)         (0.03)         (0.03)          --     (0.11)   (0.04)   (0.03)   (0.33)
                            ------       --------         ------     --------  --------  -------  -------  -------
 Total Distributions....     (0.35)         (0.36)         (0.32)       (0.69)    (0.76)   (0.73)   (0.73)   (1.04)
                            ------       --------         ------     --------  --------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................    $11.10       $  11.10         $11.10     $  10.92  $  10.54  $ 10.83  $ 10.59  $ 11.29
                            ======       ========         ======     ========  ========  =======  =======  =======
Total Return (excludes
 sales charge)..........      4.97%(c)       5.01%(c)       4.67%(c)    10.48%     4.40%    9.70%    0.23%    9.80%
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $7,569       $305,493         $  105     $311,881  $132,737  $94,671  $79,472  $65,777
 Ratio of expenses to
  average net assets....      0.74%(b)       0.71%(b)       1.70%(b)     0.75%     0.75%    0.75%    0.78%    0.78%
 Ratio of net investment
  income to average net
  assets................      5.97%(b)       5.68%(b)       4.64%(b)     6.10%     6.12%    6.63%    6.31%    6.37%
 Ratio of expenses to
  average net assets*...      0.98%(b)       0.94%(b)       1.93%(b)     0.98%     0.98%    0.98%    1.01%    1.01%
 Ratio of net investment
  income to average net
  assets*...............      5.73%(b)       5.45%(b)       4.41%(b)     5.87%     5.89%    6.40%    6.08%    6.14%
Portfolio turnover (d)..     21.01%         21.01%         21.01%       34.62%     9.60%   17.70%   30.90%   14.98%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares. The Class B Shares also became effective on September 2, 1997.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distingushing between the classes of shares issued.



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                              GOVERNMENT INCOME FUND
                          ---------------------------------------------------------------------
                             SIX MONTHS ENDED          YEAR ENDED JULY 31,      OCTOBER 1, 1993
                                JANUARY 31,          -------------------------    TO JULY 31,
                                   1998               1997     1996     1995       1994 (E)
                          -------------------------  -------  -------  -------  ---------------
                          CLASSIC (A)   PREMIER (A)
                          -----------   -----------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $ 9.75         $9.66     $  9.40  $  9.54  $  9.48      $ 10.00
                            ------         -----     -------  -------  -------      -------
INVESTMENT ACTIVITIES
 Net investment income..      0.30          0.29        0.58     0.66     0.68         0.54
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.16          0.27        0.35    (0.20)    0.08        (0.57)
                            ------         -----     -------  -------  -------      -------
 Total from Investment
  Activities............      0.46          0.56        0.93     0.46     0.76        (0.03)
                            ------         -----     -------  -------  -------      -------
DISTRIBUTIONS
 Net investment income..     (0.31)        (0.32)      (0.58)   (0.59)   (0.70)       (0.33)
 Tax return of capital..        --            --          --    (0.01)      --        (0.16)
                            ------         -----     -------  -------  -------      -------
 Total Distributions....     (0.31)        (0.32)      (0.58)   (0.60)   (0.70)       (0.49)
                            ------         -----     -------  -------  -------      -------
NET ASSET VALUE, END OF
 PERIOD.................    $ 9.90         $9.90     $  9.75  $  9.40  $  9.54      $  9.48
                            ======         =====     =======  =======  =======      =======
Total Return (excludes
 sales charge)..........      4.84%(c)      4.88%(c)   10.21%    4.91%    8.43%       (0.26)%(c)
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $9,164         $ 721     $11,622  $15,752  $16,679      $15,465
 Ratio of expenses to
  average net assets....      0.70%(b)      0.61%(b)    0.69%    0.65%    0.58%        0.37%(b)
 Ratio of net investment
  income to average net
  assets................      6.23%(b)      6.27%(b)    5.98%    6.81%    7.18%        6.56%(b)
 Ratio of expenses to
  average net assets*...      1.27%(b)      1.06%(b)    1.29%    1.10%    1.19%        1.22%(b)
 Ratio of net investment
  income to average net
  assets*...............      5.66%(b)      5.82%(b)    5.38%    6.36%    6.57%        5.71%(b)
Portfolio turnover (d)..      8.32%         8.32%       2.96%   78.31%   27.32%      122.94%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distingushing between the classes of shares issued.
(e) Period from commencement of operations.



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                               LIMITED MATURITY FUND
                          -------------------------------------------------------------------------
                             SIX MONTHS ENDED                    YEAR ENDED JULY 31,
                                JANUARY 31,            --------------------------------------------
                                   1998                  1997     1996     1995     1994     1993
                          -------------------------    --------  -------  -------  -------  -------
                          CLASSIC (A)   PREMIER (A)
                          -----------   -----------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $10.42       $  10.34      $  10.31  $ 10.41  $ 10.23  $ 10.81  $ 10.81
                            ------       --------      --------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income..      0.61           0.29          0.58     0.58     0.58     0.54     0.60
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.22)          0.18          0.14    (0.10)    0.17    (0.45)    0.09
                            ------       --------      --------  -------  -------  -------  -------
 Total from Investment
  Activities............      0.39           0.47          0.72     0.48     0.75     0.09     0.69
                            ------       --------      --------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income..     (0.30)         (0.30)        (0.61)   (0.57)   (0.57)   (0.54)   (0.61)
 Net realized gains from
  investment transac-
  tions.................        --             --            --    (0.01)      --       --    (0.08)
 In excess of net real-
  ized gains............        --             --            --       --       --    (0.13)      --
                            ------       --------      --------  -------  -------  -------  -------
 Total Distributions....     (0.30)         (0.30)        (0.61)   (0.58)   (0.57)   (0.67)   (0.69)
                            ------       --------      --------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................    $10.51       $  10.51      $  10.42  $ 10.31  $ 10.41  $ 10.23  $ 10.81
                            ======       ========      ========  =======  =======  =======  =======
Total Return (excludes
 sales charge)..........      3.79%(c)       3.84%(c)      7.25%    4.74%    7.65%    0.77%    6.72%
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $3,113       $113,136      $138,675  $46,005  $59,798  $51,660  $53,933
 Ratio of expenses to
  average net assets....      0.74%(b)       0.72%(b)      0.77%    0.76%    0.80%    0.79%    0.69%
 Ratio of net investment
  income to average net
  assets................      5.83%(b)       5.64%(b)      5.65%    5.48%    5.69%    5.05%    5.67%
 Ratio of expenses to
  average net assets*...      0.99%(b)       0.95%(b)      1.02%    0.99%    1.03%    1.02%    1.03%
 Ratio of net investment
  income to average net
  assets*...............      5.58%(b)       5.41%(b)      5.40%    5.25%    5.46%    4.82%    5.33%
Portfolio turnover (d)..     28.17%         28.17%        64.89%   29.56%   38.11%   48.06%  141.27%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                            FLORIDA TAX-FREE FUND
                          ----------------------------------------------------------------
                                                        YEAR ENDED
                             SIX MONTHS ENDED            JULY 31,       SEPTEMBER 30, 1994
                                JANUARY 31,           ----------------     TO JULY 31,
                                   1998                1997     1996         1995 (E)
                          -------------------------   -------  -------  ------------------
                          CLASSIC (A)   PREMIER (A)
                          -----------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.50        $ 10.39     $ 10.30  $ 10.32       $ 10.00
                            ------        -------     -------  -------       -------
INVESTMENT ACTIVITIES
 Net investment income..      0.27           0.22        0.45     0.45          0.34
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.03           0.20        0.24    (0.01)         0.30
                            ------        -------     -------  -------       -------
 Total from Investment
  Activities............      0.30           0.42        0.69     0.44          0.64
                            ------        -------     -------  -------       -------
DISTRIBUTIONS
 Net investment income..     (0.22)         (0.23)      (0.48)   (0.45)        (0.32)
 Net realized gains from
  investment
  transactions..........     (0.07)         (0.07)      (0.01)   (0.01)           --
                            ------        -------     -------  -------       -------
 Total Distributions....     (0.29)         (0.30)      (0.49)   (0.46)        (0.32)
                            ------        -------     -------  -------       -------
NET ASSET VALUE,
 END OF PERIOD..........    $10.51        $ 10.51     $ 10.50  $ 10.30       $ 10.32
                            ======        =======     =======  =======       =======
Total Return (excludes
 sales charge)..........      2.93%(c)       2.98%(c)    6.89%    4.24%         6.53%(c)
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $3,858        $52,418     $53,688  $48,869       $48,333
 Ratio of expenses to
  average net assets....      0.55%(b)       0.50%(b)    0.57%    0.59%         0.70%(b)
 Ratio of net investment
  income to average net
  assets................      4.38%(b)       4.29%(b)    4.36%    4.33%         4.16%(b)
 Ratio of expenses to
  average net assets*...      1.05%(b)       0.95%(b)    1.06%    1.04%         1.01%(b)
 Ratio of net investment
  income to average net
  assets*...............      3.88%(b)       3.84%(b)    3.87%    3.88%         3.86%(b)
Portfolio turnover (d)..     21.39%         21.39%      24.05%   12.21%         2.33%
                                  MUNICIPAL BOND FUND
                          -------------------------------------------
                             SIX MONTHS ENDED          JULY 1, 1997
                                JANUARY 31,            TO JULY 31,
                                   1998                  1997 (E)
                          ---------------------------- --------------
                          CLASSIC (A)   PREMIER (A)
                          ------------- --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.15       $  10.04        $  10.00
                          ------------- -------------- --------------
INVESTMENT ACTIVITIES
 Net investment income..      0.69           0.21            0.04
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.39)          0.21            0.15
                          ------------- -------------- --------------
 Total from Investment
  Activities............      0.30           0.42            0.19
                          ------------- -------------- --------------
DISTRIBUTIONS
 Net investment income..     (0.21)         (0.22)          (0.04)
 Net realized gains from
  investment
  transactions..........     (0.02)         (0.02)             --
                          ------------- -------------- --------------
 Total Distributions....     (0.23)         (0.24)          (0.04)
                          ------------- -------------- --------------
NET ASSET VALUE,
 END OF PERIOD..........    $10.22       $  10.22        $  10.15
                          ============= ============== ==============
Total Return (excludes
 sales charge)..........      3.09%(c)       3.13%(c)        1.86%(c)
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........    $2,509       $332,488        $337,933
 Ratio of expenses to
  average net assets....      0.63%(b)       0.61%(b)        0.71%(b)
 Ratio of net investment
  income to average net
  assets................      4.40%(b)       4.24%(b)        4.31%(b)
 Ratio of expenses to
  average net assets*...      0.96%(b)       0.94%(b)        1.04%(b)
 Ratio of net investment
  income to average net
  assets*...............      4.07%(b)       3.91%(b)        3.98%(b)
Portfolio turnover (d)..     14.97%         14.97%           0.31%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, exchanged their shares for either the Fund's Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Period from commencement of operations.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                                           PRIME OBLIGATIONS FUND
                           -----------------------------------------------------------------------------------------------------
                           SIX MONTHS ENDED                                  YEAR ENDED JULY 31,
                              JANUARY 31,            ---------------------------------------------------------------------------
                                 1998                      1997                   1996                1995      1994      1993
                           ---------------------     ------------------  -------------------------- --------  --------  --------
                           CLASSIC      PREMIER      CLASSIC   PREMIER   CLASSIC (A)    PREMIER (A)
                           --------     --------     --------  --------  -----------    -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $  1.000     $  1.000     $  1.000  $  1.000   $  1.000       $  1.000   $  1.000  $  1.000  $  1.000
                           --------     --------     --------  --------   --------       --------   --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income...     0.025        0.025        0.048     0.049      0.016          0.050      0.050     0.029     0.027
                           --------     --------     --------  --------   --------       --------   --------  --------  --------
DISTRIBUTIONS
 Net investment income...    (0.025)      (0.025)      (0.048)   (0.049)    (0.016)        (0.050)    (0.050)   (0.029)   (0.027)
                           --------     --------     --------  --------   --------       --------   --------  --------  --------
NET ASSET VALUE,
 END OF PERIOD...........  $  1.000     $  1.000     $  1.000  $  1.000   $  1.000       $  1.000   $  1.000  $  1.000  $  1.000
                           ========     ========     ========  ========   ========       ========   ========  ========  ========
Total Return.............      2.51%(d)     2.56%(d)     4.90%     5.00%      5.07%(e)       5.10%      5.14%     2.94%     2.76%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of
  period (000)...........  $119,264     $494,840     $111,027  $416,966   $125,075       $478,542   $617,673  $577,331  $456,428
 Ratio of expenses to
  average net assets.....      0.78%(b)     0.68%(b)     0.78%     0.68%      0.81%(b)       0.71%      0.69%     0.70%     0.71%
 Ratio of net investment
  income to average net
  assets.................      4.93%(b)     5.03%(b)     4.79%     4.89%      4.61%(b)       5.00%      5.04%     2.92%     2.73%
 Ratio of expenses to
  average net assets*....      0.93%(b)     0.68%(b)     0.93%      (c)       0.96%(b)        (c)        (c)       (c)       (c)
 Ratio of net investment
  income to average net
  assets*................      4.78%(b)     5.03%(b)     4.64%      (c)       4.46%(b)        (c)        (c)       (c)       (c)

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) There were no waivers during the period.
(d) Not annualized.
(e) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.55%.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                                          U.S. TREASURY FUND
                         --------------------------------------------------------------------------------------------------
                         SIX MONTHS ENDED                                 YEAR ENDED JULY 31,
                           JANUARY 31,            -------------------------------------------------------------------------
                               1998                     1997                  1996               1995      1994      1993
                         --------------------     -----------------  ------------------------- --------  --------  --------
                         CLASSIC     PREMIER      CLASSIC  PREMIER   CLASSIC (A)   PREMIER (A)
                         -------     --------     -------  --------  -----------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.000     $  1.000     $ 1.000  $  1.000    $ 1.000      $  1.000   $  1.000  $  1.000  $  1.000
                         -------     --------     -------  --------    -------      --------   --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income..   0.023        0.024       0.045     0.046      0.015         0.048      0.048     0.028     0.027
                         -------     --------     -------  --------    -------      --------   --------  --------  --------
DISTRIBUTIONS
 Net investment income..  (0.023)      (0.024)     (0.045)   (0.046)    (0.015)       (0.048)    (0.048)   (0.028)   (0.027)
                         -------     --------     -------  --------    -------      --------   --------  --------  --------
NET ASSET VALUE,
 END OF PERIOD.......... $ 1.000     $  1.000     $ 1.000  $  1.000    $ 1.000      $  1.000   $  1.000  $  1.000  $  1.000
                         =======     ========     =======  ========    =======      ========   ========  ========  ========
Total Return............    2.34%(d)     2.39%(d)    4.60%     4.70%      4.90%(e)      4.93%      4.90%     2.80%     2.69%
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000).......... $ 6,136     $312,820     $ 9,885  $309,361    $12,263      $368,162   $322,939  $300,603  $404,473
 Ratio of expenses to
  average net assets....    0.79%(b)     0.69%(b)    0.79%     0.69%      0.82%(b)      0.71%      0.70%     0.71%     0.72%
 Ratio of net investment
  income to average net
  assets................    4.60%(b)     4.70%(b)    4.50%     4.60%      4.44%(b)      4.82%      4.81%     2.77%     2.66%
 Ratio of expenses to
  average net assets*...    0.94%(b)     0.69%(b)    0.94%      (c)       0.97%(b)       (c)        (c)       (c)       (c)
 Ratio of net investment
  income to average net
  assets*...............    4.45%(b)     4.70%(b)    4.35%      (c)       4.29%(b)       (c)        (c)       (c)       (c)

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) There were no waivers during the period.
(d) Not annualized.
(e) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.49%.



                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                            TAX EXEMPT FUND
                           -----------------------------------------------------------------------------------------------
                           SIX MONTHS ENDED                                YEAR ENDED JULY 31,
                              JANUARY 31,            ---------------------------------------------------------------------
                                 1998                     1997                  1996              1995     1994     1993
                           ---------------------     ----------------  ------------------------- -------  -------  -------
                           CLASSIC      PREMIER      CLASSIC  PREMIER  CLASSIC (A)   PREMIER (A)
                           --------     --------     -------  -------  -----------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $  1.000     $  1.000     $ 1.000  $ 1.000    $ 1.000       $ 1.000   $ 1.000  $ 1.000  $ 1.000
                           --------     --------     -------  -------    -------       -------   -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income...     0.015        0.016       0.030    0.031      0.010         0.031     0.032    0.019    0.021
                           --------     --------     -------  -------    -------       -------   -------  -------  -------
DISTRIBUTIONS
 Net investment income...    (0.015)      (0.016)     (0.030)  (0.031)    (0.010)       (0.031)   (0.032)  (0.019)  (0.021)
                           --------     --------     -------  -------    -------       -------   -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD..................  $  1.000     $  1.000     $ 1.000  $ 1.000    $ 1.000       $ 1.000   $ 1.000  $ 1.000  $ 1.000
                           ========     ========     =======  =======    =======       =======   =======  =======  =======
Total Return.............      1.55%(c)     1.60%(c)    3.04%    3.15%      3.12%(d)      3.15%     3.22%    1.95%    2.16%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of pe-
  riod (000).............  $ 20,095     $ 70,440     $27,926  $55,429    $17,116       $43,611   $57,640  $60,923  $48,151
 Ratio of expenses to av-
  erage net assets.......      0.60%(b)     0.50%(b)    0.62%    0.52%      0.68%(b)      0.54%     0.54%    0.57%    0.49%
 Ratio of net investment
  income to average net
  assets.................      3.05%(b)     3.15%(b)    3.00%    3.10%      2.82%(b)      3.11%     3.15%    1.93%    2.12%
 Ratio of expenses to av-
  erage net assets*......      0.95%(b)     0.70%(b)    0.97%    0.72%      1.03%(b)      0.74%     0.74%    0.77%    0.78%
 Ratio of net investment
  income to average net
  assets*................      2.70%(b)     2.95%(b)    2.65%    2.90%      2.47%(b)      2.91%     2.95%    1.73%    1.83%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) Not annualized.
(d) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 0.95%.


                      See notes to financial statements.

INVESTMENT ADVISOR

[LOGO OF AMSOUTH APPEARS HERE]                [LOGO OF AMSOUTH MUTUAL FUNDS
AmSouth Bank                                         APPEARS HERE]
1901 Sixth Avenue North
Birmingham, AL 35203                                SEMI-ANNUAL REPORT

INVESTMENT SUB-ADVISORS                              January 31, 1998
(Equity Income Fund Only)
Rochhaven Asset Management, LLC
100 First Avenue, Ste. 1050
Pittsburgh, PA 15222

(Capital Growth Fund Only)
Peachtree Asset Management
A Division of Smith Barney
Mutual Funds Management, Inc.
One Peachtree Center
Atlanta, GA 30308

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005

TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

AUDITORS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215




                                               [LOGO OF AMSOUTH APPEARS HERE]
                                                        AMSOUTH BANK
                                                     INVESTMENT ADVISOR

3/98